Registration Nos. 333-22931

811-08282

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐

Amendment No. 45	☒
(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	On February 1, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Institutional Class
Loomis Sayles High Income Opportunities Fund	LSIOX
Loomis Sayles Securitized Asset Fund	LSSAX

PROSPECTUS

February 1, 2010

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested. ^^^

loomis sayles high income opportunities fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

The Fund does not impose a sales charge, a redemption fee or an exchange fee.**

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees(1)%
Distribution and/or service (12b-1) fees	0.00%
Other expenses		%
Total annual fund operating expenses		%
Fee reduction and/or expense reimbursement		%
Total annual fund operating expenses after fee reduction		%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$	$	$	$

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and to participants in certain approved “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap” fee to the program’s sponsor. The “wrap fee” program sponsors in turn pay fees to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor. The brochure is required to include information about the fees charged by the “wrap fee” program sponsor and the fees paid by such sponsor to Natixis Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section “Management” in the Statutory Prospectus.
**	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
(1)

The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire “wrap fee” program or for the investor’s separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

1

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities (“High-Income Securities”). High-Income Securities are fixed-income securities that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) believes have the potential to generate relatively high levels of current income. For more information on High-Income Securities see the section “Principal Investment Strategies” in the Statutory Prospectus. The Fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The Fund may invest a portion of its assets in senior floating-rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies.

Under normal market conditions, the Fund may invest up to 40% of its assets in debt obligations of foreign companies, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities (“Foreign Securities”), including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in derivatives, including swaps (including credit default swaps), purchasing or selling options or futures contracts to hedge interest rate risk and engaging in other derivative transactions.

The Fund’s investments may include, among other things, corporate debt securities, U.S. Government obligations, U.S. dollar-denominated foreign securities, zero-coupon and pay-in-kind securities, loan assignments and participations, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, mortgage dollar rolls, collateralized debt and loan obligations and other asset-backed securities, Rule 144A securities, when-issued securities, municipal bonds, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares and illiquid securities. The Fund may also engage in short sales.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

In deciding which High Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes have the potential to stabilize or improve. With respect to investments in Foreign Securities, Loomis Sayles will consider the global economic environment, and the economic environment of the relevant country, taking into account factors such as GDP growth, inflation and other economic conditions, monetary policy, fiscal policy, leadership and social stability.

Generally, Loomis Sayles makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

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Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally. Although the Fund will invest only in U.S. dollar-denominated securities, the value of these investments may be affected by changes in currency exchange rates. The Fund’s investments in foreign securities may be subject to foreign withholding taxes which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Small-Capitalization Companies Risk is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compared to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

3

The bar chart shows the Fund’s total returns for Institutional Class shares for each calendar year since its first full year of operations.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]%, ([            ] quarter of [            ]), and the Fund’s worst quarter was down [            ]%, ([            ] quarter of [            ]).

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year, five-year and life-of-fund periods compare to those of the Barclays Capital U.S. Corporate High-Yield Bond Index, an unmanaged, market-weighted index of fixed-rate, non-investment-grade debt (the Fund’s primary broad-based index). The returns of the Fund are also compared to the returns of the Lipper High Current Yield Funds Index, an unmanaged, equally weighted index of typically the 30 largest mutual funds that have high current yield as an investment objective. This index shows how the Fund’s returns compare to an index consisting of mutual funds with similar investment objectives as the Fund’s. You may not invest directly in an index. The Barclays Capital U.S. Corporate High-Yield Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares. The returns of the underlying funds within the Lipper High Current Yield Funds Index have been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Life-of-Fund (04/12/04)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions[1]	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[	]%	[	]%	[	]%
Barclays Capital U.S. High-Yield Bond Index[2]	[	]%	[	]%	[	]%
Lipper High Current Yield Funds Index[2]	[	]%	[	]%	[	]%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on the sale of Fund shares at the end of the measurement period.
2	Index returns reflect no deduction for fees, expenses or taxes. Life-of-fund data for each index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Matthew J. Eagan, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since April 2004.

Daniel J. Fuss, CFA, has served as portfolio manager of the Fund since April 2004.

Kathleen C. Gaffney, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since April 2004.

Elaine M. Stokes, vice president of the Adviser, has served as portfolio manager of the Fund since April 2004.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the “Additional Information” section on page [__] of the Statutory Prospectus.

4

loomis sayles securitized asset fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

The Fund does not impose a sales charge, a redemption fee or an exchange fee.**

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees[1]		%
Distribution and/or service (12b-1) fees	0.00%
Other expenses		%
Total annual fund operating expenses		%
Fee reduction and/or expense reimbursement		%
Total annual fund operating expenses after fee reduction		%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$	$	$	$

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and to participants in certain approved “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap” fee to the program’s sponsor. The “wrap fee” program sponsors in turn pay fees to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor. The brochure is required to include information about the fees charged by the “wrap fee” program sponsor and the fees paid by such sponsor to Natixis Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section “Management” in the Statutory Prospectus.
**	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
(1)

The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire “wrap fee” program or for the investor’s separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

5

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. Although under normal circumstances the Fund’s investments are expected to consist primarily of mortgage-backed and other asset-backed securities similar to those in the Barclays Capital U.S. Securitized Bond Index (the “Index”), the Fund may invest in any type of asset-backed security. The Fund may only buy securities that are rated investment-grade at the time of purchase by at least one of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investor Services, Inc. (“Fitch”) or Standard & Poor’s Ratings Group (“S&P”)) or, if unrated, are determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (including on a “to be announced” basis) or by using investment techniques such as buybacks and dollar rolls.

Loomis Sayles uses a bottom-up, fundamental research process to select individual securities for the Fund. Loomis Sayles will seek to construct a portfolio with risk characteristics similar but not identical to the securities in the Index. Examples of typical risk characteristics that Loomis Sayles might consider include average life, credit quality, effective duration, yield curve exposure and sector exposure, among others. The portfolio will not necessarily exhibit similarities with the Index for some or all risk characteristics. It is currently anticipated that the Fund’s effective duration will be within +/- 1 year of the effective duration of the Index.

The Fund’s investments may also include, among other things, the following: fixed and floating-rate instruments, mortgage pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage-related asset-backed securities, other collateralized asset-backed securities, U.S. Government securities, corporate debt securities, zero-coupon securities, step coupon securities, commercial paper, structured notes, other mortgage-related securities (including adjustable rate mortgage securities, stripped mortgage-backed securities and mortgage dollar rolls), when-issued securities and repurchase agreements. The Fund may also invest in options, futures, swaps (including credit default swaps) and other derivatives transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally. Although the Fund will invest only in U.S. dollar-denominated securities, the value of these investments may be affected by changes in currency exchange rates. The Fund’s investments in foreign securities may be subject to foreign withholding taxes which would decrease the yield on those securities.

6

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compared to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each calendar year since its first full year of operations.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]%, ([            ] quarter of [            ]), and the Fund’s worst quarter was down [            ]%, ([            ] quarter of [            ]).

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year and life-of-fund periods compare to those of the Barclays Capital U.S. Securitized Bond Index, an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (Employee Retirement Income Security Act of 1974, as amended (“ERISA”)-eligible) and fixed-rate mortgage-backed securities (the Fund’s primary broad-based index). The returns of the Fund are also compared to the returns of the Lipper U.S. Mortgage Funds Index, an unmanaged, equally weighted index of typically the 30 largest U.S. mortgage funds as tracked by Lipper, Inc. This index shows how the Fund’s returns compare to an index consisting of mutual funds with similar investment objectives as the Fund’s. You may not invest directly in an index. The Barclays Capital U.S. Securitized Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares. The returns of the underlying funds within the Lipper U.S. Mortgage Funds Index have been adjusted for ongoing, management, distribution and operating expenses applicable to mutual fund shares.

7

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Life-of-Fund (03/02/06)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions[1]	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[	]%	[	]%
Barclays Capital U.S. Securitized Bond Index[2]	[	]%	[	]%
Lipper U.S. Mortgage Funds Index[2]	[	]%	[	]%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on the sale of Fund shares at the end of the measurement period.
2	Index returns reflect no deduction for fees, expenses or taxes. Life-of-fund data for each index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Fan Hu, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since April 2006.

Clifton V. Rowe, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since March 2006.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

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additional information

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for each Fund:

Minimum Initial Investment
Institutional Class	No Minimum

Each Fund reserves the right to create investment minimums at its sole discretion.

Shares of each Fund are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors and/or Loomis Sayles and to institutional advisory clients of Loomis Sayles or Natixis Advisors that, in each case, meet the Fund’s policies as established by Loomis Sayles.

Shares normally can be redeemed only through the shareholder’s wrap program sponsor for shareholders owning shares through wrap accounts or by contacting Loomis Sayles, Natixis Advisors or Boston Financial Data Services, Inc., the Fund’s transfer agent (the “Transfer Agent”).

TAX INFORMATION

Distributions of investment income may be taxable to you as ordinary income. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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more information about investment strategies

Loomis Sayles High Income Opportunities Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in High-Income Securities. High-Income Securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. High-Income Securities may include debt securities that are rated below investment-grade quality at the time of investment (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of their respective top four ratings categories) or, if unrated, are determined to be of comparable quality by Loomis Sayles. These high-yield debt securities are commonly called “junk bonds.” High-Income Securities may also include investment-grade fixed-income securities. High-Income Securities may be convertible into, or exchangeable for, equity securities or they may carry with them the right to acquire equity securities evidenced by warrants attached to the debt security or acquired as part of a unit with the debt security. The High-Income Securities in which the Fund invests may have fixed or variable principal payments and all types of interest rate and dividend and reset terms, including fixed rate, adjustable rate, zero-coupon, contingent, deferred, pay-in-kind and auction rate.

Loomis Sayles Securitized Asset Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies Loomis Sayles seeks to achieve the Fund’s objective by, under normal market conditions, investing at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Frequent Trading The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, which may lower the Fund’s return.

TEMPORARY DEFENSIVE MEASURES

Each Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as Loomis Sayles deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

REPURCHASE AGREEMENTS

Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended, (the “1940 Act”), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at what is expected to be minimal market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

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SECURITIES LENDING

Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see the section “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

STRUCTURED NOTES

The Funds may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase a Fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a Fund holds.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES

Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors (an affiliate of Loomis Sayles) or its affiliates (the “Central Funds”). The Central Funds currently include two money market funds: Natixis Cash Management Trust-Money Market Series (the “Money Market Fund”) and Institutional Daily Income Fund (the “Daily Income Fund”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”) and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Fund’s Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Fund’s Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulations.

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PERCENTAGE INVESTMENT LIMITATIONS

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

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additional information regarding principal & related risks

This section provides more information on the principal risks that may affect a Fund’s portfolio, in addition to those described in the Fund Summary. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover).

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

A Fund that invests in lower-rated fixed-income securities (“junk bonds”) is subject to greater credit risk and market risk than a fund that invests in higher-quality fixed-income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

A Fund that invests in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) will be subject to greater credit risk.

A Fund that invests in non-U.S. securities is subject to increased credit risk, for example, because of the difficulties of requiring non-U.S. entities to honor their contractual commitments and because financial reporting and other standards are often less robust in foreign countries.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of a Fund’s investments to decline. A Fund that may invest in securities denominated in, or receive revenues in, non-U.S. currency is subject to currency risk.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include options, futures and swap transactions (including credit default swaps), foreign transactions and foreign currency transactions. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by a gain on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

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Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivatives transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

EMERGING MARKETS RISK

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

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FIXED-INCOME SECURITIES RISK

This is the risk that the value of fixed-income securities in the Fund’s portfolio may decline for a number of reasons which relate directly to the issuer. This may include, among other things, management performance, the effects of financial leverage and reduced demand for a company’s goods and services. Fixed-income securities are also subject to credit risk, interest rate risk and liquidity risk.

FOREIGN SECURITIES RISK

This is the risk associated with investments in issuers that are located or do business in foreign countries. The High Income Opportunities Fund is subject to this risk because it may invest up to 40% of its assets in securities of non-U.S. issuers. The Fund’s investments in foreign securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s investments in a foreign country to decline. In the event of nationalization, expropriation or other confiscation, a fund that invests in foreign securities could lose its entire investment. These risks also apply to securities of foreign issuers traded in the United States or through depository receipt programs such as American Depository Receipts.

As described further under “Emerging Markets Risk” above, funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability, and generally are subject to a greater degree to the risks generally applicable to foreign securities.

Although the Funds will invest only in U.S. dollar-denominated securities, the value of these securities may be adversely affected by changes in currency exchange rates.

HIGH-YIELD SECURITIES RISK

High-yield securities are generally rated below investment-grade quality. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s, Fitch & S&P) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. These lower-rated securities, commonly known as “junk bonds,” may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon Loomis Sayles’ credit analysis than would be the case if the Fund were investing in higher quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise be subject to present elements of danger with respect to payments of principal or interest. However, the Funds will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities.

The prices of lower-rated securities have been found to generally be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Funds may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher-grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which a Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

It is reasonable to expect that any adverse economic condition could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

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INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline.

Even Funds that generally invest a significant portion of their assets in high quality fixed-income securities are subject to interest rate risk. Interest rate risk is greater for funds, such as the Funds, that generally invest a significant portion of their respective assets in lower rated fixed-income securities or comparable unrated securities (commonly known as “junk bonds”).

The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to if they invested in fixed-income securities with shorter maturities or durations.

Interest rate risk is compounded for funds that invest a significant portion of their assets in mortgage-related or other asset-backed securities because the value of mortgage-related securities and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly. In addition, these types of securities are subject to the risk of prepayment when interest rates fall, which generally results in lower returns because Funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed-income securities with lower interest rates.

The Funds also face increased interest rate risk when they invest in interest-only securities or fixed-income securities paying no current interest, such as zero-coupon securities, principal-only securities and fixed-income securities paying non-cash interest in the form of other fixed-income securities.

ISSUER RISK

The value of a Fund’s investments may decline for a number of reasons which directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Because asset-backed securities are typically pools of other securities or assets, this risk also relates to the issuer of securities backing the asset-backed securities in which a Fund invests.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as reverse repurchase agreements, inverse floating-rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues can also make it difficult to value a Fund’s investments, which also could have a negative impact on NAV. An unrated security may be less liquid than a comparable rated security and involves the risk that Loomis Sayles may not accurately evaluate the security’s comparative credit rating. Derivatives and securities that involve substantial interest rate risk or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. The Funds are subject to management risk because they are actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but

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there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may decide not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

Market risk is the risk that the value of a Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the issuer of a security, but other companies in its industry or in a number of different industries, such as increases in production costs. The value of a Fund’s securities also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company’s financial condition or prospects. Market risk tends to be greater when a Fund invests in fixed-income securities with longer maturities.

Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact a Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.

MORTGAGE-RELATED SECURITIES RISK

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

The value of some mortgage-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

MORTGAGE DOLLAR ROLLS RISK

A mortgage dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price

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than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

SMALL-CAPITALIZATION COMPANIES RISK

The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely-held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than securities of larger companies. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

STRUCTURED NOTES RISK

Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

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management

Investment Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the U.S. with over $[ ] billion in assets under management as of December 31, 2009. Loomis Sayles has an extensive internal research staff. Loomis Sayles is responsible for making investment decisions for each Fund.

As previously described in the “Fund Fees and Expenses” section of the Fund summaries, an investor will either pay a “wrap” fee to the program sponsor and such sponsor will pay a fee to Natixis Advisors, or the investor, such as an institutional client of Loomis Sayles or Natixis Advisors, will pay a fee to Loomis Sayles or Natixis Advisors under a separate client agreement for advisory services. The Funds do not pay Loomis Sayles a monthly investment advisory fee, also known as management fees, for investment advisory services and, except as described below, Loomis Sayles pays the other ordinary expenses of the Funds.

Each Fund is a series of Loomis Sayles Funds I (the “Trust”). The Trust and not Loomis Sayles or its affiliates, will pay the following expenses: taxes payable by the Trust to federal, state or other governmental agencies; extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust or the Funds to indemnify its trustees, officers, employees, shareholders, distributors and agents with respect thereto; brokerage fees and commissions (including dealer markups) and transfer taxes chargeable to the Trust in connection with the purchase and sale of portfolio securities for the Funds; costs, including any interest expenses, of borrowing money; costs of hedging transactions; costs of lending portfolio securities; and any expenses indirectly incurred through investments in other pooled investment vehicles.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contracts is available in the Funds’ annual reports for the fiscal year ended September 30, 2009.

Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

Matthew J. Eagan has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since its inception. Mr. Eagan serves as Vice President and Portfolio Manager of Loomis Sayles. He has over 19 years of investment experience. Mr. Eagan joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University and holds the designation of Chartered Financial Analyst.

Daniel J. Fuss has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since its inception. Mr. Fuss has been at Loomis Sayles since 1976 and is currently a Vice Chairman, Director and Managing Partner. He has over 50 years of investment experience. He graduated from Marquette University (B.S. and M.B.A.) and holds the designation of Chartered Financial Analyst.

Kathleen C. Gaffney has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since its inception. Ms. Gaffney joined Loomis Sayles in 1984. She received a B.A. from the University of Massachusetts at Amherst and has over 24 years of investment experience. She also holds the designation of Chartered Financial Analyst.

Fan Hu has served as portfolio manager of the Loomis Sayles Securitized Asset Fund since April 2006. Ms. Hu, Vice President of Loomis Sayles, began her investment career in 1997 and joined Loomis Sayles in 2006. Prior to joining Loomis Sayles, Ms. Hu was Vice President and mortgage-backed securities strategist at Columbia Management Group (or its predecessor) from 1998 to 2006. She received a B.A. from Nankai University in Tianjin, China, an M.S. from Montana State University and a Ph.D. from North Carolina State University. Ms. Hu is a Chartered Financial Analyst and has over 11 years of investment experience.

Clifton V. Rowe has served as portfolio manager of the Loomis Sayles Securitized Asset Fund since its inception. Mr. Rowe joined Loomis Sayles in 1992 and has over 16 years of investment experience. Prior to serving as a portfolio manager, Mr. Rowe was a trader with Loomis Sayles. Mr. Rowe received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago. He holds the designation of Chartered Financial Analyst.

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Elaine M. Stokes has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since its inception. Ms. Stokes serves as a Vice President and Portfolio Manager of Loomis Sayles. She has over 21 years of investment experience. Ms. Stokes joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College.

Please see the SAI for information regarding portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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general information

How Fund Shares Are Priced

NAV is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees as summarized below:

•

A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated after your order is received by the Transfer Agent “in good order.”[1]

•

Requests received by a Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the Transfer Agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, Natixis Distributors, L.P. (the “Distributor”) may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the Transfer Agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

[1]	Please see the “How to Purchase Shares” section of this Prospectus which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

Generally, Fund securities are valued as follows:

Equity securities. Last sale price on the exchange or market where primarily traded or if there are no reported sales during the day, the closing bid price.

Debt securities (other than short-term obligations). Based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (purchased with an original or remaining maturity of 60 days or less). Amortized cost (which approximates market value).

Securities traded on foreign exchanges. Market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Options. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

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Futures. Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

Credit default swaps. Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Foreign Currency Forward Contracts. Interpolated prices determined from information provided by an independent pricing service.

All other securities. Fair market value as determined by the adviser of a Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

How to Purchase Shares

Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

An investor may purchase Fund shares at NAV without a sales charge or other fee.

Shares of the Funds are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors and/or Loomis Sayles and to institutional advisory clients of Loomis Sayles or Natixis Advisors that, in each case, meet the Funds’ policies as established by Loomis Sayles.

A purchase order received by the Transfer Agent prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Funds are open for business, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. The Funds are “open for business” on each day the NYSE is open for trading. Purchase orders will be accepted only on days on which the Funds are open for business.

Additional shares can be purchased if authorized by Natixis Advisors or Loomis Sayles and payment must be wired in federal funds to the Transfer Agent except when shares are purchased in exchange for securities acceptable to the Fund.

Purchases of a Fund’s shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Transfer Agent.

Subject to the approval of each Fund, an investor may purchase Institutional Class shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. Each Fund reserves the right to amend or terminate this practice at any time.

Please see the section “Restrictions on Buying and Selling Shares” below for more information.

How To Redeem Shares

Shares normally can be redeemed only through the shareholder’s wrap program sponsor for shareholders owning shares through wrap accounts or by contacting Loomis Sayles, Natixis Advisors or the Transfer Agent for non-wrap program shareholders.

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Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Transfer Agent. A redemption request received by the Transfer Agent prior to the close of regular trading on the NYSE, on a day the Funds are open for business, is effected at that day’s NAV. A redemption request received after that time is effected at the next business day’s NAV per share. Redemption proceeds normally will be wired within one business day after the redemption request, but may be delayed for up to seven days to provide for orderly liquidation of such holdings. Redemption proceeds will be sent by wire only. The Funds may suspend the right of redemption or postpone the payment date at times when the NYSE is closed, or during certain other periods as permitted under the federal securities laws.

The Funds and the Distributor reserve the right to redeem shares of any shareholder investing through a wrap program at the then-current value of such shares (which will be paid promptly to the shareholder) if the wrap sponsor is no longer approved by Loomis Sayles or Natixis Advisors. The sponsor will receive advance notice of any such mandatory redemption. Similarly, the Funds and the Distributor may redeem shares of any shareholder who no longer participates in an approved wrap program (for example, by withdrawing from the program). The Funds and the Distributor each reserve the right to redeem any shareholder for which Loomis Sayles or Natixis Advisors ceases to act as investment adviser. In addition, the Funds and the Distributor each reserve the right to redeem any shareholder if the shareholder’s continued investment in the Funds becomes inconsistent with each Fund’s policies, as established by Loomis Sayles.

It is highly unlikely that shares would ever be redeemed in-kind. However, in consideration of the best interests of the remaining investors, each Fund reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. When shares are redeemed in-kind, the redeeming registered investment adviser should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Fund agrees to redeem shares solely in cash up to the lesser of $250,000 or 1% of each Fund’s net assets during any 90-day period for any one registered investment adviser.

Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Dividends and Distributions

It is the policy of each Fund to pay its shareholders each year, as dividends, all or substantially all of its net investment income. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

You may choose to:

•	reinvest all distributions in additional shares; or

•	have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

Other Purchase And Redemption Information

Each Fund reserves the right to create investment minimums in its sole discretion.

The Funds are required by federal regulations to obtain certain personal information from an investor and to use that information to verify an investor’s identity. A Fund may not be able to open an investor’s account if the requested information is not provided to the Fund or its delegate. The Funds reserve the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Funds deem necessary to comply with federal regulations if an investor’s identity is not verified.

Restrictions On Buying and Selling Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio and increasing brokerage and administrative costs. A Fund investing in securities that require special valuation processes (such as foreign securities, high-yield securities or small-cap securities) may also have increased exposure to these risks. Each Fund discourages excessive short-term trading that may be detrimental to the Fund and its shareholders. The Funds’ Board of Trustees has adopted the following policies to address and discourage such trading.

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The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem their shares by submitting a redemption request as described above in the section “How to Redeem Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with each Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. A Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of each Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of each Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any non-U.S., state, or local tax consequences.

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Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” are taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

For taxable years beginning before January 1, 2011 long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, the investor should consult a tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. Each Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivatives and REITs may cause that Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

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A Fund may at times purchase debt instruments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will, when recognized as income by a Fund, be included in such Fund’s ordinary income, and will be taxable to shareholders as such when it is distributed.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the U.S. federal income tax consequences of investing in a Fund.

You should consult your tax adviser for more information on your own tax situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

financial highlights

The financial highlights table below is intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                            ], an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI and both are available free of charge upon request from the Distributor.

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financial highlights

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:														Ratios to Average Net Assets:
	Net asset value, beginning of the period			Net investment income(d)			Net realized and unrealized gain (loss)		Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains(f)		Total distributions		Net asset value, end of the period			Total return(%)(a)		Net assets, end of the period (000’s)			Net expenses(%)(b)	Gross expenses(%)(b)	Net investment income(%)(c)		Portfolio turnover rate(%)
High Income Opportunities Fund
Institutional Class
9/30/2009	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[	]	[	]	$	[	]	—	—	[	]	[	]
9/30/2008		10.42			0.82			(2.09)		(1.27)			(0.82)		(0.07)		(0.89)		8.26		(13.2)			64,950		—	—	8.47		24
9/30/2007		10.39			0.77			0.01 (g) 0.78					(0.75)		(0.00)		(0.75)		10.42		7.7			84,073		—	—	7.35		29
9/30/2006		10.50			0.76			(0.10)		0.66			(0.73)		(0.04)		(0.77)		10.39		6.6			42,847		—	—	7.36		26
9/30/2005		10.32			0.78			0.17		0.95			(0.77)		—		(0.77)		10.50		9.5			13,115		—	—	7.40		22
Securitized Asset Fund
Institutional Class
9/30/2009	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[	]	[	]	$	[	]	—	—	[	]	[	]
9/30/2008		10.07			0.55			(0.45)		0.10			(0.57)		—		(0.57)		9.60		0.9			382,054		—	—	5.55		430
9/30/2007		10.13			0.55			(0.10)		0.45			(0.51)		(0.00)		(0.51)		10.07		4.6			347,153		—	—	5.43		73
9/30/2006(e)		10.00			0.30			0.02		0.32			(0.19)		—		(0.19)		10.13		3.3			70,993		—	—	3.02		55	(h)

(a)	Periods less than one year, if applicable, are not annualized.
(b)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(c)	Computed on an annualized basis for periods less than one year, if applicable.
(d)	Per share net investment income has been calculated using the average shares outstanding during the period.
(e)	For the period March 2, 2006 (commencement of operations) through September 30, 2006.
(f)	Amount rounds to less than $0.01 per share, if applicable.
(g)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the fund.

(h)	Portfolio turnover rate has been recalculated to conform with current presentation.

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If you would like more information about the Funds, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS

Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual reports or their SAIs, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Funds’ do not make their annual and semiannual reports and SAI available on the Funds’ website due to the limited eligibility for purchasing Fund shares.

Information about the Funds, including their reports and SAIs, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAIs are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Natixis Distributors, L.P. (“Natixis Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund. If you have a complaint concerning Natixis Distributors or any of its registered representatives or associated persons, please direct it to Natixis Distributors, L.P. Attn: Director of Compliance, 399 Boylston Street - 12th Floor, Boston, MA 02116 or call us at 617-449-2828.

P.O. Box 219594

Kansas City, MO 64121-9594

800-633-3330

www.loomissayles.com

Loomis Sayles Funds |
File No. 811-08282	M-LSHO51-0210

	Admin Class	Retail Class	Institutional Class
Loomis Sayles Bond Fund	LBFAX	LSBRX	LSBDX
Loomis Sayles Global Bond Fund		LSGLX	LSGBX
Loomis Sayles Inflation Protected Securities Fund			LSGSX

PROSPECTUS

February 1, 2010

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested. ^^^^

loomis sayles bond fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class		Retail Class		Admin Class
Management fees	____	%	____	%	____	%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.50%
Other expenses	___	%	___	%	___	%
Total annual fund operating expenses	___	%	___	%	___	%
Fee reduction and/or expense reimbursement[1]	___	%	___	%	___	%
Total annual fund operating expenses after fee reduction	___	%	___	%	___	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____
Retail Class[2]	$	____	$	____	$	____	$	____
Admin Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.70%, 0.95% and 1.20% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares and Admin Class shares, respectively. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]

The example for Admin Class shares are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The examples for Institutional and Retail Class shares are based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The Fund may invest in fixed-income securities of any maturity. The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in preferred stocks. Lower-quality fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch

1

Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. Government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts (“REITs”), Rule 144A securities, structured notes, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions, and swap transactions (including credit default swaps) and other derivative transactions.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

2

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.1

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]), and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

3

The following table shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Government/Credit Bond Index, an unmanaged index of publicly traded bonds, including U.S. Government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. The returns for Retail Class and Admin Class shares differ from Institutional Class returns shown in the bar chart to the extent that their respective expenses differ.

Average Annual Total Returns for the periods ended December 31, 20091

	One Year		Five Years		Ten Years		Life-of-Fund (5/16/91)
Institutional Class
Return Before Taxes	____	%	____	%	____	%	____	%
Return After Taxes on Distributions[2]	____	%	____	%	____	%	____	%
Return After Taxes on Distributions and Sale of Fund Shares[2]	____	%	____	%	____	%	____	%
Retail Class - Return Before Taxes	____	%	____	%	____	%	____	%
Admin Class - Return Before Taxes	____	%	____	%	____	%	____	%
Barclays Capital U.S. Government/Credit Bond Index[3]	____	%	____	%	____	%	____	%

[1]

Total returns shown for the Institutional Class shares of the Fund and average annual total returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund for periods prior to September 15, 2003 reflect the results of shares of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II, the Fund’s predecessor (the “Predecessor Bond Fund”). The assets and liabilities of the Predecessor Bond Fund reorganized into the Fund on September 12, 2003. For the periods before the inception of the Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Bond Fund, performance shown for those Classes is based on the performance of the Predecessor Bond Fund’s Institutional Class shares, adjusted to reflect the higher fees paid by the Retail Class and Admin Class shares of the Predecessor Bond Fund. Institutional Class shares of the Predecessor Bond Fund commenced operations on May 16, 1991.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Matthew J. Eagan, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

Daniel J. Fuss, CFA, has served as portfolio manager of the Fund since May 1991.

Kathleen C. Gaffney, CFA, vice president of the Adviser, has served as co-portfolio manager of the Fund since October 1997.

Elaine M. Stokes, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for each class of shares of the Fund:

Minimum Initial Investment
Institutional Class	$100,000
Retail Class	$2,500
Admin Class	No Minimum

Admin Class shares are intended primarily for qualified retirement plans held in an omnibus fashion and are not available for purchase by individual investors.

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

4

loomis sayles global bond fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class		Retail Class
Management fees	____	%	____	%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction	____	%	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____
Retail Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.75% and 1.00% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This undertaking is in effect through January 31, [    ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The examples are based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities

5

are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four rating categories) or, if the security is unrated, determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates and Loomis Sayles’ expectations regarding general trends in interest rates.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. Government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, Rule 144A securities, structured notes, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, swap transactions (including credit default swaps) and other derivative transactions.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. The Fund may, but is not required to, hedge its exposure to foreign currencies (including “cross hedging” between two or more foreign currencies) and may invest in foreign currencies as an asset class. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

6

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.1

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]), and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

The following table shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital Global Aggregate Bond Index, an unmanaged index that covers the most liquid portion of the global investment-grade fixed-rate bond market. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. The returns for Retail Class shares differ from Institutional Class returns shown in the bar chart to the extent that their expenses differ.

7

Average Annual Total Returns for the periods ended December 31, 20091

	One Year		Five Years		Ten Years		Life-of- Fund (5/10/91)
Institutional Class
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[2]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[____	]%	[____	]%	[____	]%	[____	]%
Retail Class - Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital Global Aggregate Bond Index[3]	[____	]%	[____	]%	[____	]%	[____	]%

[1]

Total returns shown for Institutional Class shares of the Fund and average annual total returns shown for the Institutional Class and Retail Class shares of the Fund for periods prior to September 15, 2003 reflect the results of shares of the corresponding class of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II, the Fund’s predecessor (the “Predecessor Global Bond Fund”). The assets and liabilities of the Predecessor Global Bond Fund reorganized into the Fund on September 12, 2003. For the periods before the inception of the Retail Class shares (December 31, 1996) of the Predecessor Global Bond Fund, performance shown for that Class is based on the performance of the Predecessor Global Bond Fund’s Institutional Class shares, adjusted to reflect the higher fees paid by the Retail Class shares of the Predecessor Global Bond Fund. Institutional Class shares of the Predecessor Global Bond Fund commenced operations on May 10, 1991.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Kenneth M. Buntrock, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since September 2000.

David W. Rolley, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since September 2000.

Lynda L. Schweitzer, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since February 2007.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for each class of shares of the Fund:

Minimum Initial Investment
Institutional Class	$100,000
Retail Class	$2,500

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

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loomis sayles inflation protected securities fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	____	%
Total annual fund operating expenses	____	%
Fee reduction and/or expense reimbursement[1]	____	%
Total annual fund operating expenses after fee reduction	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.40% of the Fund’s average daily net assets. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The example is based on the Net Expenses for the 1-year period and the Total Annual Fund Operating Expenses for the remaining periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities, with an emphasis on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or “TIPS”). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government.

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In deciding which securities to buy and sell, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) will consider, among other things, its expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with its expectations concerning the potential return on those investments.

The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers. The Fund may also invest in nominal (i.e., non-inflation-protected) treasury securities, corporate bonds, Rule 144A securities, structured notes, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Focused Investment Risk is the risk that the Fund’s portfolio is not as diversified as some of the other Funds’ portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund’s net asset value (“NAV”).

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

10

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

TIPS Risk is the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Risk/Return Bar Chart and Table

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 15, 2004, the Fund was managed using different principal investment strategies. The Fund’s performance may have been different had the current principal investment strategies been in place for all periods. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.1

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]), and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

The following table shows how the average annual total returns for Institutional Class shares (before and after taxes) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Treasury Inflation Protected Securities Index, an unmanaged index that measures the performance of the inflation protected securities issued by the U.S. Treasury. You may not invest directly in an index.

Average Annual Total Returns for the periods ended December 31, 20091

	One Year		Five Years		Ten Years		Life-of-Fund (5/20/91)
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[2]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital U.S. Treasury Inflation Protected Securities Index[3]	[____	]%	[____	]%	[____	]%	[____	]%

[1]

The annual total returns shown for periods prior to September 15, 2003 reflect the results of the Institutional Class of the Loomis Sayles U.S. Government Securities Fund, the Fund’s predecessor (the “Predecessor U.S. Government Securities Fund”). The assets and liabilities of the Predecessor U.S. Government Securities Fund were reorganized into the Fund on September 12, 2003. Institutional Class shares of the Predecessor U.S. Government Securities Fund commenced operations on May 20, 1991.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Return data is unavailable for the Barclays Capital U.S. Treasury Inflation Protected Securities Index prior to March 1, 1997.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

John Hyll, vice president of the Adviser, has served as portfolio manager of the Fund since January 2003.

Clifton V. Rowe, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since January 2003.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

Minimum Initial Investment
Institutional Class	$100,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [__] of the Statutory Prospectus.

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additional information

TAX INFORMATION

Distributions of investment income may be taxable to you as ordinary income. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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more information about investment strategies

Loomis Sayles Bond Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles Global Bond Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles Inflation Protected Securities Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Frequent Trading The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, which may lower the Fund’s return.

TEMPORARY DEFENSIVE MEASURES

Each Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as Loomis Sayles deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

REPURCHASE AGREEMENTS

Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended, (the “1940 Act”), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at what is expected to be minimal market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

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SECURITIES LENDING

Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see the section “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

STRUCTURED NOTES

The Funds may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments.

Structured notes can be used to increase a Fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a Fund holds.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES

Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) (an affiliate of Loomis Sayles) or its affiliates (the “Central Funds”). The Central Funds currently include two money market funds: Natixis Cash Management Trust-Money Market Series (the “Money Market Fund”) and Institutional Daily Income Fund (the “Daily Income Fund”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”) and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Fund’s Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Fund’s Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulations.

15

PERCENTAGE INVESTMENT LIMITATIONS

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Monthly Snapshot”). Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

16

additional information regarding principal & related risks

This section provides more information on the principal risks that may affect a Fund’s portfolio, in addition to those described in the Fund Summary. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover).

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

Because the Funds may invest in lower-quality fixed-income securities (commonly known as “junk bonds”), the Funds are subject to greater credit risk and market risk than a fund that invests in higher-quality fixed-income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Funds’ investments in securities issued by U.S. Government agencies are subject to security risk. Agencies of the U.S. Government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. Government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

The Funds’ investments in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) will be subject to greater credit risk.

The Funds’ investments in foreign securities are subject to increased credit risk because, for example, of the difficulties of requiring foreign entities to honor their contractual commitments and because financial reporting and other standards are often less robust in foreign countries.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between two or more foreign currencies, may cause the value of a Fund’s investments to decline. The Funds are subject to currency risk because they may invest in securities or other instruments denominated in, or receive revenues in, foreign currency.

Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include options, futures and swap transactions (including credit default swaps), foreign transactions and foreign currency transactions. The Funds may (but are not required to) use derivatives as

17

part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by a gain on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivatives transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

EMERGING MARKETS RISK

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

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Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

FIXED-INCOME SECURITIES RISK

This is the risk that the value of fixed-income securities in the Fund’s portfolio may decline for a number of reasons which relate directly to the issuer. This may include, among other things, management performance, the effects of financial leverage and reduced demand for a company’s goods and services. Fixed-income securities are also subject to credit risk, interest rate risk and liquidity risk.

FOCUSED INVESTMENT RISK

This is the risk that a Fund that invests a greater percentage of its assets in a particular issuer or a small number of industries may have more risk compared with other mutual funds. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV.

FOREIGN SECURITIES RISK

This is the risk associated with investments in issuers that are located or do business in foreign countries. A Fund’s investments in foreign securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of a Fund’s investments in a foreign country to decline. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

A Fund that invests in emerging markets may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline.

Even Funds that generally invest a significant portion of their assets in high-quality fixed-income securities are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower-quality fixed-income securities (commonly known as “junk bonds”) or comparable unrated securities. Interest rate risk also is greater for Funds that generally invest in fixed-income securities with longer maturities or durations than for funds that invest in fixed-income securities with shorter maturities or durations.

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Interest rate risk is compounded for Funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to the risk of prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed-income securities with lower interest rates.

Each Fund also faces increased interest rate risk when it invests in fixed-income securities paying no current interest (such as zero-coupon securities and principal-only securities), interest-only securities and fixed-income securities paying non-cash interest in the form of other fixed-income securities, because the prices of those types of securities tend to react more to changes in interest rates.

ISSUER RISK

The value of a Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as reverse repurchase agreements, inverse floating-rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues could also make it difficult to value a Fund’s investments, which could also negatively impact NAV. An unrated security may be less liquid than a comparable rated security and involves the risk that Loomis Sayles may not accurately evaluate the security’s comparative credit rating. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

LOWER-QUALITY FIXED-INCOME SECURITIES RISK

Lower-quality fixed-income securities, also known as “junk bonds,” are rated below investment-grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon Loomis Sayles’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. However, a Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, a Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher-grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of a Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

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It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may decide not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

This is the risk that the value of a Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company’s securities also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pay dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company’s financial condition or prospects. Market risk tends to be greater when a Fund invests in fixed-income securities with longer maturities.

MORTGAGE DOLLAR ROLLS RISK

A mortgage dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

MORTGAGE-RELATED SECURITIES RISK

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

The value of some mortgage-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the

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real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

REITS RISK

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and credit-worthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

STRUCTURED NOTES RISK

Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

TIPS RISK

Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

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management

Investment Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the United States with over $[ ] billion in assets under management as of December 31, 2009. Loomis Sayles has an extensive internal research staff. Loomis Sayles is responsible for making investment decisions for each Fund.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2009, as a percentage of the Funds’ average daily net assets were:

Aggregate Advisory Fee
Loomis Sayles Bond Fund	[____	]%
Loomis Sayles Global Bond Fund	[____	]%
Loomis Sayles Inflation Protected Securities Fund	[____	]%

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contracts is available in the Funds’ annual reports for the fiscal year ended September 30, 2009.

Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Associate portfolio managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision-makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock has served as portfolio manager of the Loomis Sayles Global Bond Fund since September 2000. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 34 years of investment experience.

Matthew J. Eagan has served as an associate portfolio manager of the Loomis Sayles Bond Fund since February 2007. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. He received a B.A. from Northeastern University and an M.B.A. from Boston University. Mr. Eagan holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.

Daniel J. Fuss has served as a portfolio manager of the Loomis Sayles Bond Fund since its inception in May 1991. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and joined Loomis Sayles in 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 50 years of investment experience.

Kathleen C. Gaffney has served as co-portfolio manager of the Loomis Sayles Bond Fund since October 1997. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 24 years of investment experience.

John Hyll has served as portfolio manager of the Loomis Sayles Inflation Protected Securities Fund since January 2003. Mr. Hyll, Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College and has over 25 years of investment experience.

David W. Rolley has served as portfolio manager of the Loomis Sayles Global Bond Fund since September 2000. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 28 years of investment experience.

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Clifton V. Rowe has served as portfolio manager of the Loomis Sayles Inflation Protected Securities Fund since January 2003. Mr. Rowe, Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Mr. Rowe holds the designation of Chartered Financial Analyst. He received a B.B.A. from James Madison University, an M.B.A. from the University of Chicago and has over 16 years of investment experience

Lynda L. Schweitzer has served as portfolio manager of the Loomis Sayles Global Bond Fund since February 2007. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 22 years of investment experience.

Elaine M. Stokes has served as an associate portfolio manager of the Loomis Sayles Bond Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 21 years of investment experience.

Please see the SAI for information regarding portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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general information

How Fund Shares Are Priced

Net asset value (“NAV”) is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets - Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees as summarized below:

•

A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by a Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, Natixis Distributors, L.P. (the “Distributor”) may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV deter-mined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

[1]	Please see the “How to Purchase Shares” section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:

Equity securities. Last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing bid price.

Debt securities (other than short-term obligations). Based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (purchased with an original or remaining maturity of 60 days or less). Amortized cost (which approximates market value).

Securities traded on foreign exchanges. Market price on the foreign exchange, unless a Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Options. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

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Futures. Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

Credit default swaps. Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Foreign Currency Forward Contracts. Interpolated prices from information provided by an independent pricing service.

All other securities. Fair market value as determined by the adviser of a Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Accessing Your Account Information

Loomis Sayles Funds Website. You can access our website at www.loomissayles.com to perform transactions (purchases, redemptions or exchanges), review your account information, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports.

Loomis Sayles Automated Voice Response System. You have access to your account 24 hours a day by calling Loomis Sayles’ automated voice response system at 800-633-3330, option 1. Using this customer service option you may review your account balance and Fund prices, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions.

How To Purchase Shares

Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

You can buy shares of each Fund in several ways:

Through a financial adviser. Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for these services. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Through a broker-dealer. You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Directly to the Fund. Loomis Sayles Funds’ transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

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You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.loomissayles.com or by calling Loomis Sayles Funds at 800-633-3330, along with a check payable to Loomis Sayles Funds for the amount of your purchase to:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

State Street Bank and Trust Company

ABA No. 011000028

DDA 9904-622-9

(Your account number)

(Your name)

(Name of Fund)

By telephone. You can make subsequent investments by calling Loomis Sayles Funds at 800-633-3330.

By exchange. You may purchase shares of a Fund by exchange of shares of the same class of another Fund by sending a signed letter of instruction to Loomis Sayles Funds, by calling Loomis Sayles Funds at 800-633-3330 or by accessing your account online at www.loomissayles.com.

By internet. If you have established a Personal Identification Number (“PIN”) and the electronic transfer privilege, you can make subsequent investments through your online account at www.loomissayles.com. If you have not established a PIN but you have established the electronic transfer privilege, go to www.loomissayles.com, click on “eService Center,” click on “Log In,” click on the appropriate user type and then follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund’s NAV on that day.

Subject to the approval of a Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

All purchases made by check should be in U.S. dollars and made payable to Loomis Sayles Funds. Third party checks, starter checks and credit card convenience checks will not be accepted. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until the check has cleared or the shares have been in your account for 15 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See the section “How to Purchase Shares” above and “Restrictions on Buying, Selling and Exchanging Shares” below.

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Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The following table shows the investment minimum for each class of shares of each Fund.

Minimum Initial Investment
Loomis Sayles Bond Fund
Institutional	$100,000
Retail	$2,500
Admin	No Minimum
Loomis Sayles Global Bond Fund
Institutional	$100,000
Retail	$2,500
Loomis Sayles Inflation Protected Securities Fund
Institutional	$100,000

Loomis Sayles or the Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans.

Each Fund’s shares (except Admin Class shares) may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with a Fund, you may obtain retirement plan forms available online at www.loomissayles.com, or by calling Loomis Sayles at 800-633-3330. Admin Class shares are intended primarily for qualified retirement plans held in an omnibus fashion and are not appropriate for individual investors.

Each subsequent investment must be at least $50. Loomis Sayles reserves the right to waive these minimums in its sole discretion, including for certain retirement plans whose accounts are held on the books of the Funds’ transfer agent in an omnibus fashion. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles, and their respective family members, may purchase shares of the funds offered through this prospectus below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors may also purchase shares of the Funds below the stated minimums.

In our continuing effort to reduce your Fund’s expenses and amount of mail that you receive from Loomis Sayles, we will mail only a single copy of prospectuses, proxy statements and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles, P.O. Box 219594, Kansas City, MO 64121-9594 and we will resume separate mailings within 30 days.

Small Account Policy. In order to address the relatively higher costs of servicing smaller fund positions, each Fund may assess, on an annual basis, a minimum balance fee of $20 on accounts that fall below $500. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The minimum balance fee does not apply to directly registered accounts that (i) make monthly purchases through systematic investing or (ii) are retirement accounts. If your Fund account falls below $50, the Fund may redeem your remaining shares and send the proceeds to you. Accounts associated with defined contribution plans are excepted from the minimum balance fee and liquidation.

How To Redeem Shares

You can redeem shares of each Fund any day on which the NYSE is open for business either through your financial advisor or directly from the Fund. Shares purchased by check are redeemable, although each Fund may withhold payment until the purchase check has cleared. If you are redeeming shares that you purchased within the past 15 days by check, telephone Automated Clearing House (“ACH”) or online ACH, your redemption will be delayed until the shares have been in your account for 15 days.

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Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions through your financial adviser. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly to the Funds. Loomis Sayles Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another Loomis Sayles Fund by sending a letter of instruction to Loomis Sayles Funds, calling Loomis Sayles Funds at 800-633-3330 or exchanging online at www.loomissayles.com.

By internet. If you have established a PIN, and the electronic transfer privilege, you can redeem shares through your online account at www.loomissayles.com. If you have not established a PIN, but you have established the electronic transfer privilege, click on “eService Center” at www.loomissayles.com, click on “Log In,” click on the more appropriate user type and then follow the instructions.

By telephone. You may redeem shares by calling Loomis Sayles Funds at 800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the record address. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

Please call Loomis Sayles Funds at 800-633-3330 for an IRA Distribution Form, or download the form online at www.loomissayles.com.

The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

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The maximum value of shares that you may redeem by telephone or internet is $100,000. For your protection, telephone or internet redemption requests will not be permitted if Loomis Sayles Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-633-3330 for more information or to set up a systematic withdrawal plan or visit www.loomissayles.com to obtain an Account Options Form.

By wire. Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee will be deducted from the proceeds of each wire.

By ACH. For ACH redemptions, proceeds will generally arrive at your bank within three business days.

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

•	If you are redeeming shares worth more than $100,000.

•	If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Loomis Sayles Funds in certain cases.

How To Exchange Shares

You may exchange Retail Class shares of your Fund offered through this prospectus, subject to investment minimums, for Retail Class shares of any Loomis Sayles Fund that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of Money Market Fund, an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund offered through this Prospectus, subject to investment minimums, for Admin Class shares of any Loomis Sayles Fund that offers Admin Class shares without paying a sales charge or for Class A shares of Money Market Fund. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any Loomis Sayles Fund that offers Institutional Class shares, for Class Y shares of any Natixis Fund that offers Class Y shares or for Class A shares of Money Market Fund. All exchanges are subject to any restrictions described in the applicable Funds’ prospectuses.

You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details.

The value of Fund shares that you wish to exchange must meet the investment minimum requirements of the new fund.

You may make an exchange by sending a signed letter of instruction or by telephone or through your online account at www.loomissayles.com.

Please remember that an exchange may be a taxable event for U.S. federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

Conversion Rights

In certain limited circumstances described below, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet at least the investment minimum requirements of the new Class. The conversion from one class of shares to another will be based on the respective NAVs of the separate classes on the trade date for the conversion. You will not be charged any fees as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a NAV greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest

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no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such class as described in the Fund’s Statutory Prospectus (see the section “How to Purchase Shares”).

In order to convert shares, you must complete the Cross Share Exchange Form and return it to Loomis Sayles Funds at the following address:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

You can obtain the form by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com. All requests for conversions (including requests for accounts traded through the National Securities Clearing Corporation) must be provided on the Cross Share Exchange Form.

Dividends and Distributions

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund expects to distribute substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers.

Capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Funds and as permitted by applicable law. The trustees may change the frequency with which each Fund declares or pays dividends. The table below provides further information about each Fund’s dividend policy.

Fund	Dividend Policy
Loomis Sayles Bond Fund
Loomis Sayles Global Bond Fund	Generally declares and pays dividends monthly
Loomis Sayles Inflation Protected Securities Fund	Generally declares and pays dividends quarterly

You may choose to:

•	reinvest all distributions in additional shares; or

•	have checks sent to the address of record for the amount of distribution or have the distribution transferred through ACH to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

Restrictions On Buying and Selling Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio and increasing brokerage and administrative costs. A Fund investing in securities that require special valuation processes (such as foreign securities, high-yield securities or small-cap securities) may also have increased exposure to these risks. Each Fund discourages excessive short-term trading that may be detrimental to the Fund and its shareholders. The Funds’ Board of Trustees has adopted the following policies to address and discourage such trading.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem their shares by submitting a redemption request as described above in the section “How to Redeem Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with each Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

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Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. A Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of each Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of each Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any non-U.S., state, or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

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For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws will generally not be taxable. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from such plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. Each Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

A Fund may at times purchase debt instruments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will, when recognized as income by a Fund, be included in such Fund’s ordinary income and will be taxable to shareholders as such when it is distributed.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the U.S. federal income tax consequences of investing in the Funds.

You should consult your tax adviser for more information on your own tax situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

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Distribution Plans and Administrative Services and Other Fees

For the Retail and Admin Classes of the Funds, the Funds offering those classes have adopted distribution plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is 0.25% of a Fund’s average daily net assets attributable to the shares of a particular class. Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Admin Class shares of Loomis Sayles Bond Fund are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares may pay an administrative services fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

The Distributor, on behalf of Loomis Sayles, may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee based on the value of Fund shares held for those customers’ accounts, although this continuing fee is paid by the Distributor, on behalf of Loomis Sayles, out of Loomis Sayles’ own resources and is not assessed against the Fund.

The Distributor, the Funds’ Adviser and their respective affiliates may, out of their own resources, make payments in addition to the payments described in this section to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or service advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and other financial intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

financial highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [                                ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:												Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain(loss)		Total from investment operations		Dividends from net investment income		Distri- butions from net realized capital gains	Total distributions		Redemption fees(d)(i)		Net asset value, end of the period		Total return(%)(a)	Net assets, end of the period(000’s)		Net expenses(%) (b)(h)		Gross expenses (%)(h)		Net investment income (loss) (%) (h)	Portfolio turnover rate(%)
Bond Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____	$	_____		$	_____	_____		_____		_____	_____
9/30/2008		14.71		0.96		(2.77)		(1.81)		(1.01)	—		(1.01)		0.00		11.89	(13.1)		7,616,621	0.64		0.64		6.78	26
9/30/2007		14.13		0.83		0.58		1.41		(0.83)	—		(0.83)		0.00		14.71	10.3		7,716,061	0.67	(f)	0.67		5.75	20
9/30/2006		13.81		0.72		0.47		1.19		(0.87)	—		(0.87)		0.00		14.13	9.0		4,742,622	0.75	(e)	0.75	(e)	5.20	26
9/30/2005		13.46		0.67		0.57		1.24		(0.89)	—		(0.89)		0.00		13.81	9.5		3,303,997	0.75		0.79		4.91	22
Retail Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____	$	_____		$	_____	_____		_____		_____	_____
9/30/2008		14.67		0.92		(2.77)		(1.85)		(0.97)	—		(0.97)		0.00		11.85	(13.4)		6,863,594	0.94	(g)	0.94	(g)	6.49	26
9/30/2007		14.10		0.79		0.57		1.36		(0.79)	—		(0.79)		0.00		14.67	9.9		6,432,333	0.97	(f)	0.97		5.49	20
9/30/2006		13.78		0.69		0.47		1.16		(0.84)	—		(0.84)		0.00		14.10	8.8		2,232,632	1.00		1.01		4.99	26
9/30/2005		13.44		0.64		0.57		1.21		(0.87)	—		(0.87)		0.00		13.78	9.2		707,394	1.00		1.05		4.64	22
Admin Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____	$	_____		$	_____	_____		_____		_____	_____
9/30/2008		14.64		0.88		(2.76)		(1.88)		(0.94)	—		(0.94)		0.00		11.82	(13.7)		210,494	1.20		1.24		6.23	26
9/30/2007		14.07		0.75		0.58		1.33		(0.76)	—		(0.76)		0.00		14.64	9.7		193,850	1.23	(f)(g)	1.23	(g)	5.20	20
9/30/2006		13.75		0.65		0.48		1.13		(0.81)	—		(0.81)		0.00		14.07	8.5		106,941	1.25		1.29		4.71	26
9/30/2005		13.42		0.60		0.56		1.16		(0.83)	—		(0.83)		0.00		13.75	8.9		64,263	1.25		1.31		4.39	22

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expense and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes expense recapture of 0.02%.
(f)	Effective July 1, 2007, the Fund decreased its net expense limitations to 0.70%, 0.95% and 1.20%, from 0.75%, 1.00% and 1.25% for the Institutional Class, Retail Class and Admin Class, respectively.
(g)	Includes expense recapture of less than 0.01%.
(h)	Computed on an annualized basis for periods less than one year, if applicable.
(i)	Effective June 2, 2008, redemption fees were eliminated.

35

financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:													Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain(loss)		Total from investment operations		Dividends from net investment income		Distri- butions from net realized capital gains	Total distributions		Redemption fees(d)			Net asset value, end of the period		Total return(%) (a)	Net assets, end of the period (000’s)		Net expenses(%) (b)(h)		Gross expenses (%)(h)		Net investment income (loss)(%) (h)	Portfolio turnover rate(%)
Global Bond Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____		$	_____	_____	$	_____	_____		_____		_____	_____
9/30/2008		15.83		0.70		(1.30)		(0.60)		(0.81)	—		(0.81)		0.00	(f)		14.42	(4.1)		1,157,175	0.64		0.64		4.36	60
9/30/2007		15.43		0.60		0.70		1.30		(0.90)	—		(0.90)		0.00			15.83	8.7		996,046	0.68		0.68		3.84	95
9/30/2006		15.57		0.48		0.16		0.64		(0.70)	(0.08)		(0.78)		0.00			15.43	4.3		643,991	0.74	(e)	0.74	(e)	3.21	77
9/30/2005		15.59		0.44		0.05		0.49		(0.46)	(0.05)		(0.51)		0.00			15.57	3.1		553,704	0.75		0.80		2.75	63
Retail Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____		$	_____	_____	$	_____	_____		_____		_____	_____
9/30/2008		15.71		0.64		(1.29)		(0.65)		(0.75)	—		(0.75)		0.00	(f)		14.31	(4.5)		1,073,466	1.00	(g)	1.00	(g)	4.02	60
9/30/2007		15.29		0.54		0.70		1.24		(0.82)	—		(0.82)		0.00			15.71	8.4		874,575	1.00		1.04		3.53	95
9/30/2006		15.43		0.44		0.15		0.59		(0.65)	(0.08)		(0.73)		0.00			15.29	4.0		540,697	1.00		1.09		2.93	77
9/30/2005		15.46		0.40		0.05		0.45		(0.43)	(0.05)		(0.48)		0.00			15.43	2.8		699,498	1.00		1.09		2.57	63

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes expense recapture of 0.03%.
(f)	Effective June 2, 2008, redemption fees were eliminated.
(g)	Includes expense recapture of 0.02%.
(h)	Computed on an annualized basis for periods less than one year, if applicable.

36

financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:										Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain(loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains	Total distributions		Net asset value, end of the period		Total return(%)(a)	Net assets, end of the period (000’s)		Net expenses(%)(b)(h)		Gross expenses(%)(h)	Net investment income (loss)(%)(h)	Portfolio turnover rate(%)
Inflation Protected Securities Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$—	$	_____	$	_____	_____	$	_____	_____		_____	_____	_____
9/30/2008		10.31		0.73		(0.43)		0.30		(0.75)	—		(0.75)		9.86	2.6		16,033	0.40		0.95	6.85	22
9/30/2007		10.30		0.47		0.03		0.50		(0.49)	—		(0.49)		10.31	5.1		13,468	0.40		1.28	4.60	26
9/30/2006		10.84		0.52		(0.38)		0.14		(0.63)	(0.05)		(0.68)		10.30	1.5		9,053	0.40		1.69	4.96	41
9/30/2005		11.02		0.42		(0.08)		0.34		(0.52)	—		(0.52)		10.84	3.1		9,298	0.49	(d)	1.54	3.81	141

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Effective July 1, 2005, the Fund decreased its net expense limitation to [0.45% from 0.50%]-confirm.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

37

If you would like more information about the Funds, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS

Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual reports or their SAIs, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Funds’ annual and semiannual reports and SAI are available on the Funds’ website at www.loomissayles.com.

Information about the Funds, including their reports and SAIs, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAIs are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Natixis Distributors, L.P. (“Natixis Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. If you have a complaint concerning Natixis Distributors or any of its registered representatives or associated persons, please direct it to Natixis Distributors, L.P. Attn: Director of Compliance, 399 Boylston Street—12th Floor, Boston, MA 02116 or call us at 617-449-2828.

P.O. Box 219594

Kansas City, MO 64121-9594

800-633-3330

www.loomissayles.com

Loomis Sayles Funds |
File No. 811-08282	M-LSFI51-0210

	Admin Class	Retail Class	Institutional Class
Loomis Sayles Small Cap Growth Fund		LCGRX	LSSIX
Loomis Sayles Small Cap Value Fund	LSVAX	LSCRX	LSSCX

PROSPECTUS

February 1, 2010

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested. ^^^

loomis sayles small cap growth fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class		Retail Class
Management fees	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	____	%	____	%
Total annual fund operating expenses	____	%	____	%
Fee reduction and/or expense reimbursement[1]	____	%	____	%
Total annual fund operating expenses after fee reduction	____	%	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years

Institutional Class[2]	$	____	$	____	$	____	$	____
Retail Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.

[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.00% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The examples are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

1

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small-cap companies.” Currently, the Fund defines a small-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.

In deciding which securities to buy and sell, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may also invest in Rule 144A securities.

The Fund may engage in foreign currency transactions, options and futures transactions, and may also engage in securities lending.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securties markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Small-Capitalization Companies Risk is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

2

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [    ]% ([    ] quarter [    ]), and the Fund’s worst quarter was down [    ]% ([    ] quarter [    ]).

The following table shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year, and life-of-fund periods compare to those of the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index shows how the Fund’s returns compare to an index with a narrower focus on small-cap growth securities. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. The returns for Retail Class shares differ from the Institutional Class returns shown in the bar chart to the extent their respective expenses differ.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Ten Years		Life-of-Fund (12/31/96)
Institutional Class
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___	]%
Return After Taxes on Distributions[1]	[___	]%	[___	]%	[___	]%	[___	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___	]%	[___	]%	[___	]%	[___	]%
Retail Class – Return Before Taxes	[___	]%	[___	]%	[___	]%	[___	]%
Russell 2000 Index[2]	[___	]%	[___	]%	[___	]%	[___	]%
Russell 2000 Growth Index[2]	[___	]%	[___	]%	[___	]%	[___	]%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[2]

The returns of each index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Mark F. Burns, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since January 2005.

John J. Slavik, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since April 2005.

3

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for each class of shares of the Fund:

Minimum Initial Investment
Institutional Class	$100,000
Retail Class	$2,500

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [__] of the Statutory Prospectus.

4

loomis sayles small cap value fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class		Retail Class		Admin Class
Management fees	0.75%		0.75%		0.75%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.50%
Other expenses	___	%	___	%	___	%
Total annual fund operating expenses	___	%	___	%	___	%
Fee reduction and/or expense reimbursement[1]	___	%	___	%	___	%
Total annual fund operating expenses after fee reduction	___	%	___	%	___	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____
Retail Class[2]	$	____	$	____	$	____	$	____
Admin Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.15% and 1.40% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares and Admin Class shares, respectively. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]

The examples for Retail and Admin Class shares are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Institutional Class shares is based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

5

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small-cap companies.” Currently, the Fund defines a small-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.

In deciding which securities to buy and sell, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) seeks to identify securities of smaller companies that it believes are undervalued by the market. Loomis Sayles will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund’s investments may include companies that have suffered significant business problems but are believed by Loomis Sayles to have favorable prospects for recovery and companies that are not yet well-known to the investment community but are considered to have favorable fundamental prospects and attractive valuation.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”), Rule 144A securities and, to the extent permitted by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”), investment companies. The Fund may engage in foreign currency transactions, options and futures transactions, and may also engage in securities lending.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securties markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

6

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Small-Capitalization Companies Risk is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years. 1

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [ ]% ([ ]quarter[ ]), and the Fund’s worst quarter was down [ ]% ([ ] quarter[ ]).

The following table shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Russell 2000 Index and the Russell 2000 Value Index. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. This index shows how the Fund’s returns compare to an index with a narrower focus on small-cap value securities. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. The returns for Retail Class and Admin Class shares differ from the Institutional Class returns shown in the bar chart to the extent their respective expenses differ.

Average Annual Total Returns for the periods ended December 31, 20091

	One Year		Five Years		Ten Years		Life-of-Fund (5/13/91)
Institutional Class
Return Before Taxes	______	%	______	%	______	%	______	%
Return After Taxes on Distributions[2]	______	%	______	%	______	%	______	%
Return After Taxes on Distributions and Sale of Fund Shares[2]	______	%	______	%	______	%	______	%
Retail Class – Return Before Taxes	______	%	______	%	______	%	______	%
Admin Class – Return Before Taxes	______	%	______	%	______	%	______	%
Russell 2000 Index[3]	______	%	______	%	______	%	______	%
Russell 2000 Value Index[3]	______	%	______	%	______	%	______	%

[1]

Total returns shown for the Institutional Class shares of the Fund and average annual total returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the “Predecessor Fund”) whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Fund through September 12, 2003. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, the performance shown for those Classes is based on the returns of the Predecessor Fund’s Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares of the Predecessor Fund. Institutional Class Shares of the Predecessor Fund commenced operations on May 13, 1991.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred

7

arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of each index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Joseph R. Gatz, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since January 2000.

Daniel G. Thelan, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since April 2000.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for each class of shares of the Fund:

Minimum Initial Investment
Institutional Class	$100,000
Retail Class	$2,500
Admin Class	No Minimum

Admin Class shares are intended primarily for qualified retirement plans held in an omnibus fashion and are not available for purchase by individual investors.

The Loomis Sayles Small Cap Value Fund is closed to new investors. For more information see the section “How to Purchase Shares” in the Statutory Prospectus.

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [__] of the Statutory Prospectus.

8

additional information

TAX INFORMATION

Distributions of investment income may be taxable to you as ordinary income. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

more information about investment strategies

Loomis Sayles Small Cap Growth Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small-cap companies.” In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Frequent Trading The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, which may lower the Fund’s return.

Loomis Sayles Small Cap Value Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small-cap companies.” In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles generally seeks to achieve investment performance by selecting individual stocks it believes are attractive, rather than rotating the Fund’s holdings among various sectors of the economy.

TEMPORARY DEFENSIVE MEASURES

Each Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as Loomis Sayles deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

SECURITIES LENDING

Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see the section “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES

Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) (an affiliate of Loomis Sayles) or its affiliates (the “Central Funds”). The Central Funds currently include two money market funds: Natixis Cash Management Trust-Money Market Series (the “Money Market Fund”) and Institutional Daily Income Fund (the “Daily Income Fund”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”)

10

and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Fund’s Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Fund’s Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulations.

PERCENTAGE INVESTMENT LIMITATIONS

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days and 60 days for Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund, respectively, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Monthly Snapshot”). Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

11

additional information regarding principal & related risks

This section provides more information on the principal risks that may affect a Fund’s portfolio, in addition to those described in the Fund Summary. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover).

CREDIT RISK

This is the risk that the counterparty to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it is a party to over-the-counter transactions.

A Fund that invests in foreign securities is subject to increased credit risk, for example, because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund’s investments to decline. The Funds are subject to currency risk because they may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

DERIVATIVES RISK

Certain Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include options, futures, swap transactions, foreign transactions and foreign currency transactions. A Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by a gain on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for

12

unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivatives transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

EMERGING MARKETS RISK

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

EQUITY SECURITIES RISK

The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In addition, the value of stock in the Fund’s portfolio may decline for a number of reasons which relate directly to the issuer. Those reasons may include, among other things, management performance, the effects of financial leverage and reduced demand for a company’s goods and services. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stock, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity.

13

FOREIGN SECURITIES RISK

This is the risk associated with investments in issuers that are located or do business in foreign countries. A Fund’s investments in foreign securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of a Fund’s investments in a foreign country to decline. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

A Fund that invests in emerging markets may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK

This is the risk that the Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

ISSUER RISK

The value of a Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as reverse repurchase agreements, inverse floating-rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues could also make it difficult to value a Fund’s investments, which could also negatively impact NAV. An unrated security may be less liquid than a comparable rated security and involves the risk that Loomis Sayles may not accurately evaluate the security’s comparative credit rating. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may decide not to use them, even under market conditions where their use could have benefited a Fund.

14

MARKET RISK

This is the risk that the value of a Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company’s securities also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pay dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company’s financial condition or prospects. Market risk tends to be greater when a Fund invests in fixed-income securities with longer maturities.

Market risk generally is greater for Funds that invest substantially in small- and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies. Initial Public Offering (“IPO”) securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

REITS RISK

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flows or underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than more widely-held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

SMALL-CAPITALIZATION COMPANIES RISK

The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely-held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than securities of larger companies. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

15

management

Investment Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the U.S. with over $[    ] billion in assets under management as of December 31, 2009. Loomis Sayles has an extensive internal research staff. Loomis Sayles is responsible for making investment decisions for each Fund.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2009, as a percentage of each Fund’s average daily net assets were:

Aggregate Advisory Fee
Loomis Sayles Small Cap Growth Fund	[____	]%
Loomis Sayles Small Cap Value Fund	[____	]%

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contracts is available in the Funds’ annual reports for the fiscal year ended September 30, 2009.

Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

Mark F. Burns has served as portfolio manager of the Loomis Sayles Small Cap Growth Fund since January 2005. Mr. Burns, Vice President of Loomis Sayles, began his investment career in 1993 and joined Loomis Sayles in 1999. Mr. Burns holds the designation of Chartered Financial Analyst. He received a B.A. from Colby College and a M.B.A. from Cornell University and has over 15 years of investment experience.

Joseph R. Gatz has served as portfolio manager of the Loomis Sayles Small Cap Value Fund since January 2000. Mr. Gatz, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1999. Mr. Gatz holds the designation of Chartered Financial Analyst. He received a B.A. from Michigan State University and an M.B.A. from Indiana University and has over 23 years of investment experience.

John J. Slavik has served as portfolio manager of the Loomis Sayles Small Cap Growth Fund since April 2005. Mr. Slavik, Vice President of Loomis Sayles, began his investment career in 1991 and joined Loomis Sayles in April 2005. Prior to joining Loomis Sayles, Mr. Slavik was a vice president and portfolio manager at Westfield Capital Management, LLC from November 2000 to March 2005. Mr. Slavik holds the designation of Chartered Financial Analyst. He received a B.A. from the University of Connecticut and has over 17 years of investment experience.

Daniel G. Thelen has served as portfolio manager of the Loomis Sayles Small Cap Value Fund since April 2000. Mr. Thelen, Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1996. Mr. Thelen holds the designation of Chartered Financial Analyst. He received a B.A. and an M.B.A. from Michigan State University and has over 18 years of investment experience.

Please see the SAI for information regarding portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

16

general information

How Fund Shares Are Priced

Net asset value (“NAV”) is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees as summarized below:

•

A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (minus applicable redemption or other charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by a Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, Natixis Distributors, L.P. (the “Distributor”) may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV deter-mined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

[1]	Please see the “How to Purchase Shares” section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:

Equity securities. Last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing bid price.

Debt securities (other than short-term obligations). Based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (purchased with an original or remaining maturity of 60 days or less). Amortized cost (which approximates market value).

Securities traded on foreign exchanges. Market price on the foreign exchange, unless a Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities mar- ket activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Options. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

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Futures. Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

Credit default swaps. Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Foreign Currency Forward Contracts. Interpolated prices from information provided by an independent pricing service.

All other securities. Fair market value as determined by the adviser of a Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Accessing Your Account Information

Loomis Sayles Funds Website. You can access our website at www.loomissayles.com to perform transactions (purchases, redemptions or exchanges), review your account information, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports.

Loomis Sayles Automated Voice Response System. You have access to your account 24 hours a day by calling Loomis Sayles’ automated voice response system at 800-633-3330, option 1. Using this customer service option you may review your account balance and Fund prices, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions.

How To Purchase Shares

Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

The Loomis Sayles Small Cap Value Fund was closed to new investors effective September 15, 2008. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants. The Fund may not be added to any employee benefit platforms. Qualified plans may be permitted to invest in the Fund if they were approved by Loomis Sayles prior to September 15, 2008 and funded by September 30, 2008.

Independent investment advisers, as well as registered representatives using broker/dealers for existing accounts in the Loomis Sayles Small Cap Value Fund, are allowed to add assets for their existing client accounts. Clients of independent investment advisers and registered representatives who did not have an existing account in the Fund prior to September 15, 2008 are not permitted to open new accounts.

The ability of the transfer agent to monitor new accounts in the Loomis Sayles Small Cap Value Fund that are opened through omnibus or other nominee accounts is limited. In general, the Fund looks to the financial intermediaries to prevent new accounts from being opened within omnibus accounts. There are no assurances that the financial intermediaries will properly monitor all new accounts.

You can buy shares of each Fund in several ways:

Through a financial adviser. Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for these services. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

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Through a broker-dealer. You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Directly to the Fund. Loomis Sayles Funds’ transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.loomissayles.com or by calling Loomis Sayles Funds at 800-633-3330, along with a check payable to Loomis Sayles Funds for the amount of your purchase to:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

State Street Bank and Trust Company

ABA No. 011000028

DDA 9904-622-9

(Your account number)

(Your name)

(Name of Fund)

By telephone. You can make subsequent investments by calling Loomis Sayles Funds at 800-633-3330.

By exchange. You may purchase shares of a Fund by exchange of shares of the same class of another Fund by sending a signed letter of instruction to Loomis Sayles Funds, by calling Loomis Sayles Funds at 800-633-3330 or by accessing your account online at www.loomissayles.com.

By internet. If you have established a Personal Identification Number (“PIN”) and the electronic transfer privilege, you can make subsequent investments through your online account at www.loomissayles.com. If you have not established a PIN but you have established the electronic transfer privilege, go to www.loomissayles.com, click on “eService Center,” click on “Log In,” click on the appropriate user type and then follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund’s NAV on that day.

Subject to the approval of a Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

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All purchases made by check should be in U.S. dollars and made payable to Loomis Sayles Funds. Third party checks, starter checks and credit card convenience checks will not be accepted. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until the check has cleared or the shares have been in your account for 15 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See the section “How to Purchase Shares” above and “Restrictions on Buying, Selling and Exchanging Shares” below.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The following table shows the investment minimum for each class of shares of each Fund.

Minimum Initial Investment
Loomis Sayles Small Cap Growth Fund	Institutional – $100,000 Retail – $2,500
Loomis Sayles Small Cap Value Fund	Institutional – $100,000 Retail – $2,500 Admin –No Minimum

Loomis Sayles or the Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans.

Each Fund’s shares (except Admin Class shares) may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account with a Fund, you may obtain retirement plan forms available online at www.loomissayles.com, or by calling Loomis Sayles at 800-633-3330. Admin Class shares are intended primarily for qualified retirement plans held in an omnibus fashion and are not available for purchase by individual investors.

Each subsequent investment must be at least $50. Loomis Sayles reserves the right to waive these minimums at its sole discretion, including for certain retirement plans whose accounts are held on the books of the Funds’ transfer agent in an omnibus fashion. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles, and their respective family members, may purchase shares of the funds offered through this Prospectus below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors may also purchase shares of the Funds below the stated minimums.

In our continuing effort to reduce your Fund’s expenses and amount of mail that you receive from Loomis Sayles, we will mail only a single copy of prospectuses, proxy statements and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles, P.O. Box 219594, Kansas City, MO 64121-9594 and we will resume separate mailings within 30 days.

Small Account Policy. In order to address the relatively higher costs of servicing smaller fund positions, each Fund may assess, on an annual basis, a minimum balance fee of $20 on accounts that fall below $500. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The minimum balance fee does not apply to directly registered accounts that (i) make monthly purchases through systematic investing or (ii) are retirement accounts. If your Fund account falls below $50, the Fund may redeem your remaining shares and send the proceeds to you. Accounts associated with defined contribution plans are excepted from the minimum balance fee and liquidation.

How To Redeem Shares

You can redeem shares of each Fund any day on which the NYSE is open for business either through your financial advisor or directly from the Fund. Shares purchased by check are redeemable, although each Fund may withhold payment until the purchase check has cleared. If you are redeeming shares that you purchased within the past 15 days by check, telephone Automated Clearing House (“ACH”) or online ACH, your redemption will be delayed until the shares have been in your account for 15 days.

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Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions through your financial adviser. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly to the Funds. Loomis Sayles Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another Loomis Sayles Fund by sending a letter of instruction to Loomis Sayles Funds, calling Loomis Sayles Funds at 800-633-3330 or exchanging online at www.loomissayles.com.

By internet. If you have established a PIN, and the electronic transfer privilege, you can redeem shares through your online account at www.loomissayles.com. If you have not established a PIN, but you have established the electronic transfer privilege, click on “eService Center” at www.loomissayles.com, click on “Log In,” click on the more appropriate user type and then follow the instructions.

By telephone. You may redeem shares by calling Loomis Sayles Funds at 800-633-3330. Proceeds from telephone redemption requests (less any applicable fees) can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the record address. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

Please call Loomis Sayles Funds at 800-633-3330 for an IRA Distribution Form, or download the form online at www.loomissayles.com.

The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

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The maximum value of shares that you may redeem by telephone or internet is $100,000. For your protection, telephone or internet redemption requests will not be permitted if Loomis Sayles Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-633-3330 for more information or to set up a systematic withdrawal plan or visit www.loomissayles.com to obtain an Account Options Form.

By wire. Before Loomis Sayles Funds can wire redemption proceeds (less any applicable fees) to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee will be deducted from the proceeds of each wire.

By ACH. For ACH redemptions, proceeds will generally arrive at your bank within three business days.

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

•	If you are redeeming shares worth more than $100,000.

•	If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Loomis Sayles Funds in certain cases.

How To Exchange Shares

You may exchange Retail Class shares of your Fund offered through this prospectus, subject to investment minimums, for Retail Class shares of any Loomis Sayles Fund that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of Money Market Fund, an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund offered through this Prospectus, subject to investment minimums, for Admin Class shares of any Loomis Sayles Fund that offers Admin Class shares without paying a sales charge or for Class A shares of Money Market Fund. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any Loomis Sayles Fund that offers Institutional Class shares, for Class Y shares of any Natixis Fund that offers Class Y shares or for Class A shares of Money Market Fund. All exchanges are subject to any restrictions described in the applicable Funds’ prospectuses.

You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details.

The value of Fund shares that you wish to exchange must meet the investment minimum requirements of the new fund.

You may make an exchange by sending a signed letter of instruction or by telephone or through your online account at www.loomissayles.com.

Please remember that an exchange may be a taxable event for U.S. federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

Conversion Rights

In certain limited circumstances described below, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet at least the investment minimum requirements of the new Class. The conversion from one class of shares to another will be based on the respective NAVs of the separate classes on the trade date for the conversion. You will not be charged any fees as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a NAV greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest

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no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such class as described in the Fund’s Statutory Prospectus (see the section “How to Purchase Shares”).

In order to convert shares, you must complete the Cross Share Exchange Form and return it to Loomis Sayles Funds at the following address:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

You can obtain the form by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com. All requests for conversions (including requests for accounts traded through the National Securities Clearing Corporation) must be provided on the Cross Share Exchange Form.

Dividends and Distributions

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund generally declares and pays such dividends annually. Each Fund expects to distribute substantially all of its net realized long-and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Funds and as permitted by applicable law. The trustees may change the frequency with which each Fund declares or pays dividends.

You may choose to:

•	reinvest all distributions in additional shares; or

•	have checks sent to the address of record for the amount of distribution or have the distribution transferred through ACH to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

Restrictions On Buying and Selling Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio and increasing brokerage and administrative costs. A Fund investing in securities that require special valuation processes (such as foreign securities, high-yield securities or small-cap securities) may also have increased exposure to these risks. Each Fund discourages excessive short-term trading that may be detrimental to the Fund and its shareholders. The Funds’ Board of Trustees has adopted the following policies to address and discourage such trading.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem their shares by submitting a redemption request as described above in the section “How to Redeem Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with each Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. A Fund may choose to rely on a

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financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of each Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of each Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any non-U.S., state, or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, REITs and derivatives is generally not eligible for treatment as qualified dividend income.

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For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qulaified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from such a plan.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. Each Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund’s investments in certain debt obligations, derivatives and REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the U.S. federal income tax consequences of investing in the Funds.

You should consult your tax adviser for more information on your own tax situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

Distribution Plans and Administrative Services and Other Fees

For the Retail and Admin Classes of the Funds, the Funds offering those classes have adopted distribution plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is 0.25% of a Fund’s average daily net assets attributable to the shares of a particular Class. Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

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Admin Class shares of Loomis Sayles Small Cap Value Fund are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares may pay an administrative services fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

The Distributor, on behalf of Loomis Sayles, may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee based on the value of Fund shares held for those customers’ accounts, although this continuing fee is paid by the Distributor, on behalf of Loomis Sayles, out of Loomis Sayles’ own resources and is not assessed against the Fund.

The Distributor, the Adviser and their respective affiliates may, out of their own resources, make payments in addition to the payments described in this section to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and other financial intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

financial highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [                                ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:							Less Distributions:													Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income (loss)(c)(d)			Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees(d)		Net asset value, end of the period		Total return(%)(a)	Net assets, end of the period (000’s)		Net expenses(%)(b)(h)		Gross expenses(%)(h)		Net investment income (loss)(%)(h)	Portfolio turnover rate(%)
Small Cap Growth Fund
Institutional Class
9/30/2009	$	_____	$	_____		$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	____	___	$	____	___		___		___	___
9/30/2008		15.87		(0.07)			(2.73)		(2.80)		—		—		—		0.00		13.07	(17.6)		44,540	1.00		1.01		(0.47)	92
9/30/2007		12.00		(0.06	)(f)		3.93		3.87		—		—		—		0.00		15.87	32.3		28,088	1.00		1.23		(0.47)	83
9/30/2006		11.08		(0.08)			0.99		0.91		—		—		—		0.01		12.00	8.3		20,414	1.00		1.38		(0.69)	100
9/30/2005		8.96		(0.08)			2.20		2.12		—		—		—		0.00		11.08	23.7		15,785	1.00		1.70		(0.85)	227
Retail Class
9/30/2009	$	_____	$	_____		$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	____	___	$	____	___		___		___	___
9/30/2008		15.45		(0.10)			(2.66)		(2.76)		—		—		—		0.00		12.69	(17.9)		79,897	1.25		1.42		(0.70)	92
9/30/2007		11.71		(0.09	)(f)		3.83		3.74		—		—		—		0.00		15.45	31.9		20,924	1.25		1.50		(0.66)	83
9/30/2006		10.84		(0.11)			0.97		0.86		—		—		—		0.01		11.71	8.0		2,981	1.25		1.92		(0.94)	100
9/30/2005		8.78		(0.11)			2.17		2.06		—		—		—		0.00		10.84	23.5		3,592	1.25		1.87		(1.14)	227
Small Cap Value Fund
Institutional Class
9/30/2009	$	_____	$	_____		$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	____	___	$	____	___		___		___	___
9/30/2008		28.77		0.11	(i)		(4.03)		(3.92)		(0.06)		(2.78)		(2.84)		0.00		22.01	(15.0)		553,268	0.89		0.89		0.47	61
9/30/2007		27.69		0.12	(f)(g)		4.29		4.41		(0.17)		(3.16)		(3.33)		0.00		28.77	17.0		534,776	0.89		0.89		0.43	57
9/30/2006		27.43		0.13			2.70		2.83		(0.15)		(2.42)		(2.57)		0.00		27.69	11.2		442,714	0.89	(e)	0.89	(e)	0.47	62
9/30/2005		25.75		0.13			4.22		4.35		(0.02)		(2.65)		(2.67)		0.00		27.43	18.0		403,110	0.90		0.93		0.48	59
Retail Class
9/30/2009	$	_____	$	_____		$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	____	___	$	____	___		___		___	___
9/30/2008		28.52		0.05	(i)		(4.00)		(3.95)		—		(2.78)		(2.78)		0.00		21.79	(15.2)		464,525	1.15		1.27		0.21	61
9/30/2007		27.46		0.04	(f)(g)		4.28		4.32		(0.10)		(3.16)		(3.26)		0.00		28.52	16.7		465,055	1.15		1.24		0.15	57
9/30/2006		27.23		0.06			2.67		2.73		(0.08)		(2.42)		(2.50)		0.00		27.46	10.9		291,690	1.15		1.20		0.21	62
9/30/2005		25.62		0.06			4.20		4.26		—		(2.65)		(2.65)		0.00		27.23	17.7		235,948	1.15		1.20		0.24	59
Admin Class
9/30/2009	$	_____	$	_____		$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	____	___	$	____	___		___		___	___
9/30/2008		28.13		(0.01	)(i)		(3.94)		(3.95)		—		(2.78)		(2.78)		0.00		21.40	(15.4)		77,855	1.40		1.68		(0.04)	61
9/30/2007		27.14		(0.03	)(f)(g)		4.22		4.19		(0.04)		(3.16)		(3.20)		0.00		28.13	16.4		76,783	1.40		1.56		(0.10)	57
9/30/2006		26.94		(0.01)			2.65		2.64		(0.02)		(2.42)		(2.44)		0.00		27.14	10.6		64,367	1.40		1.46		(0.04)	62
9/30/2005		25.43		(0.00)			4.16		4.16		—		(2.65)		(2.65)		0.00		26.94	17.4		67,505	1.40		1.43		(0.01)	59

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Includes expense recapture of 0.02% .
(f)	Includes a non-recurring payment of $0.01 per share and $0.00 per share for Small Cap Growth Fund and Small Cap Value Fund, respectively.
(g)	Includes a non-recurring dividend of $0.05 per share.
(h)	Computed on an annualized basis for periods less than one year, if applicable.
(i)	Includes a special dividend of $0.02 per share in which the source of the dividend has not been determined by the issuer.

27

If you would like more information about the Funds, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS

Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual reports or their SAIs, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Funds’ annual and semiannual reports and SAI are available on the Funds’ website at www.loomissayles.com.

Information about the Funds, including their reports and SAIs, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAIs are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Natixis Distributors, L.P. (“Natixis Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. If you have a complaint concerning Natixis Distributors or any of its registered representatives or associated persons, please direct it to Natixis Distributors, L.P. Attn: Director of Compliance, 399 Boylston Street—12th Floor, Boston, MA 02116 or call us at
617-449-2828.

P.O. Box 219594 Kansas City, MO 64121-9594 800-633-3330 www.loomissayles.com

Loomis Sayles Funds I File No. 811-08282 Loomis Sayles Funds II File No. 811-06241	M-LSEF51-0210

Institutional Class
Loomis Sayles Fixed Income Fund	LSFIX
Loomis Sayles Institutional High Income Fund	LSHIX
Loomis Sayles Intermediate Duration Fixed Income Fund	LSDIX
Loomis Sayles Investment Grade Fixed Income Fund	LSIGX

PROSPECTUS

February 1, 2010

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested. ^^^^^

loomis sayles fixed income fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	____	%
Total annual fund operating expenses	____	%
Fee reduction and/or expense reimbursement[1]	____	%
Total annual fund operating expenses after fee reduction	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investment in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% of the Fund’s average daily net assets. This undertaking is in effect through January 31, [    ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The example is based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Although the Fund may invest in fixed-income securities of any maturity, it may only invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in preferred stocks. Lower-quality fixed-income securities are rated below investment-grade quality (i.e., none of the three major ratings agencies (Moody’s Investors

1

Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior bonds), U.S. Government securities, commercial paper, zero-coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities, including mortgage dollar rolls, when-issued securities, real estate investment trusts (“REITs”), Rule 144A securities, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

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Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]) and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

3

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Government/Credit Bond Index, an unmanaged index which includes Treasuries and agencies, as well as other publicly issued investment-grade corporate and foreign debentures that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Ten Years		Life-of-Fund (1/17/95)[1]
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[2]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital U.S. Government/Credit Bond Index[3]	[____	]%	[____	]%	[____	]%	[____	]%

[1]

The Fund was registered under the Investment Company Act of 1940 ( the “1940 Act”) and commenced operations on January 17, 1995. The Fund’s shares were registered under the Securities Act on March 7, 1997.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Daniel J. Fuss, CFA, has served as portfolio manager of the Fund since January 1995.

Kathleen C. Gaffney, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

Elaine M. Stokes, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

Minimum Initial Investment
Institutional Class	$3,000,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

4

loomis sayles institutional high income fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.60%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	____	%
Acquired fund fees and expenses	____	%(a)
Total annual fund operating expenses	____	%
Fee reduction and/or expense reimbursement[1]	____	%
Total annual fund operating expenses after fee reduction	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
(a)

Acquired Fund Fees and Expenses are expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”). The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.75% of the Fund’s average daily net assets. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The example is based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

5

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will invest primarily in lower-quality fixed-income securities (commonly known as “junk bonds”) and other securities that are expected to produce a relatively high level of income (including income-producing preferred stocks and common stocks). Lower-quality fixed-income securities are rated below investment-grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality. However, the Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in Canadian securities and up to 50% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior loans), U.S. Government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts (“REITs”), Rule 144A securities, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. The Fund may, but is not required to, hedge its exposure to foreign currencies.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

6

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]) and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Corporate High-Yield Bond Index, an unmanaged index that covers the universe of fixed rate, non-investment-grade debt. You may not invest directly in an index.

7

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Ten Years		Life-of-Fund (6/5/96)[1]
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[2]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital U.S. Corporate High-Yield Bond Index[3]	[____	]%	[____	]%	[____	]%	[____	]%

[1]

The Fund was registered under the Investment Company Act of 1940 (the “1940 Act”) and commenced operations on June 5, 1996. The Fund’s shares were registered under the Securities Act of 1933 on March 7, 1997.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Matthew J. Eagan, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

Daniel J. Fuss, CFA, has served as portfolio manager of the Fund since June 1996.

Kathleen C. Gaffney, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

Elaine M. Stokes, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

Minimum Initial Investment
Institutional Class	$3,000,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

8

loomis sayles intermediate duration fixed income fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	____	%
Total annual fund operating expenses	____	%
Fee reduction and/or expense reimbursement[1]	____	%
Total annual fund operating expenses after fee reduction	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.40% of the Fund’s average daily net assets. This undertaking is in effect through January 31, [    ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The example is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (plus any borrowing made for investment purposes) in investment-grade fixed-income securities. It is anticipated that the Fund’s weighted average duration will generally be between two and five years.

9

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated as such at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) or, if unrated, are determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality. The Fund may continue to hold securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions, swaps (including credit default swaps) and other derivative transactions.

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. Government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts (“REITs”), Rule 144A securities and convertible securities.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

10

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]) and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Intermediate Government/Credit Bond Index, an unmanaged index that includes securities which have a remaining maturity of one to ten years, including Treasuries and agencies, as well as other publicly issued investment-grade corporate and non-corporate debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Ten Years		Life-of-Fund (1/28/98)
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[1]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital U.S. Intermediate Government/Credit Bond Index[2]	[____	]%	[____	]%	[____	]%	[____	]%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[2]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

11

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Neil A. Burke, vice president of the Adviser, has served as co-portfolio manager of the Fund since December 2005.

Richard Raczkowski, vice president of the Adviser, has served as co-portfolio manager of the Fund since December 2005.

Clifton V. Rowe, CFA, vice president of the Adviser, has served as portfolio manager of the Fund since December 2005.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

Minimum Initial Investment
Institutional Class	$2,000,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [    ] of the Statutory Prospectus.

12

loomis sayles investment grade fixed income fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.40%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	____	%
Total annual fund operating expenses	____	%
Fee reduction and/or expense reimbursement[1]	____	%
Total annual fund operating expenses after fee reduction	____	%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Institutional Class[2]	$	____	$	____	$	____	$	____

*	Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.
[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”), brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.55% of the Fund’s average daily net assets. This undertaking is in effect through January 31, [ ], and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

[2]	The example is based on the Total Annual Fund Operating Expenses for all periods.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The Fund may invest in fixed-income securities of any maturity. It may only invest up to 10% of its assets in lower-quality fixed-income securities (“junk bonds”) and up to 10% of its assets in preferred stocks. Lower-quality fixed-income securities are rated below investment-grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service, Inc.,

13

Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) to be of comparable quality.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging market securities and may invest, without limit, in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions, swaps (including credit default swaps) and other derivative transactions.

The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero-coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, REITs, Rule 144A securities and structured notes, among others.

The Fund may purchase unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase.

Principal Risks

The principal risks of investing in the Fund are summarized below and are described in more detail in the section “Additional Information Regarding Principal & Related Risks” in the Statutory Prospectus. This section also describes some of the non-principal risks to which the Fund is subject. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging and liquidity risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securties markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

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Lower-Quality Fixed-Income Securities Risk is the risk that the Fund’s investments in lower-quality fixed-income securities may be subject to greater risks than other fixed-income securities. The ability of the issuer to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities. The Fund may also be subject to the risks associated with investing in high-yield securities and unrated securities of similar quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

The bar chart shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [            ]% ([            ] quarter [            ]) and the Fund’s worst quarter was down [            ]% ([            ] quarter [            ]).

The following table shows how the average annual total returns for Institutional Class shares of the Fund (before and after taxes) for the one-year, five-year, ten-year and life-of-fund periods compare to those of the Barclays Capital U.S. Government/Credit Bond Index, an unmanaged index which includes Treasuries and agencies as well as other publicly-issued investment-grade corporate and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year		Five Years		Ten Years		Life-of-Fund (7/1/94)[1]
Return Before Taxes	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions[2]	[____	]%	[____	]%	[____	]%	[____	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[____	]%	[____	]%	[____	]%	[____	]%
Barclays Capital U.S. Government/Credit Bond Index[3]	[____	]%	[____	]%	[____	]%	[____	]%

[1]	The Fund was registered under the Investment Company Act of 1940 (the “1940 Act”) and commenced operations on July 1, 1994. The Fund’s shares were registered under the Securities Act on March 7, 1997.

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[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Matthew J. Eagan, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since February 2007.

Daniel J. Fuss, CFA, has served as portfolio manager of the Fund since July 1994.

Kathleen C. Gaffney, CFA, vice president of the Adviser, has served as an associate portfolio manager of the Fund since September 2006.

Elaine M. Stokes, vice president of the Adviser, has served as an associate portfolio manager of the Fund since September 2006.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

Minimum Initial Investment
Institutional Class	$3,000,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by mail, by exchange, by wire, by internet, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan.

For important information about tax information and financial intermediary compensation, please turn to the “Additional Information” section on page [__] of the Statutory Prospectus.

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additional information

TAX INFORMATION

Distributions of investment income may be taxable to you as ordinary income. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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more information about investment strategies

Loomis Sayles Fixed Income Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles Institutional High Income Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will invest primarily in lower-quality fixed-income securities (commonly known as “junk bonds”) and other securities that are expected to produce a relatively high level of income (including income-producing preferred stocks and common stocks).

Loomis Sayles Intermediate Duration Fixed Income Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will invest at least 80% of its net assets (plus any borrowing made for investment purposes) in investment-grade fixed-income securities. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles Investment Grade Fixed Income Fund

Investment Objective The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

TEMPORARY DEFENSIVE MEASURES

Each Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as Loomis Sayles deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

REPURCHASE AGREEMENTS

Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at what is expected to be minimal market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various

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delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

SECURITIES LENDING

Each Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see the section “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

STRUCTURED NOTES

The Funds may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase a Fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a Fund holds.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES

Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) (an affiliate of Loomis Sayles) or its affiliates (the “Central Funds”). The Central Funds currently include two money market funds: Natixis Cash Management Trust-Money Market Series (the “Money Market Fund”) and Institutional Daily Income Fund (the “Daily Income Fund”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”) and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Fund’s Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the

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Fund’s Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulations.

PERCENTAGE INVESTMENT LIMITATIONS

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Monthly Snapshot”). Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

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additional information regarding principal & related risks

This section provides more information on the principal risks that may affect a Fund’s portfolio, in addition to those described in the Fund Summary. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover).

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, the issuer or guarantor of a security backing the asset-backed securities in which a Fund invests, or the counterparty to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

A Fund that invests in lower rated fixed-income securities (commonly known as “junk bonds”) is subject to greater credit risk and market risk than funds that invest in higher quality fixed-income securities. Lower rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

A Fund that invests in certain of the U.S. Government securities, such as mortgage-backed securities that are issued by government-sponsored enterprises, and securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks may be supported by the ability to borrow from the U.S. Treasury or only the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued by the U.S. Treasury.

A Fund that invests in fixed-income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) will be subject to greater credit risk.

A Fund that invests in foreign securities is subject to increased credit risk, for example, because of the difficulties of requiring foreign entities to honor their contractual commitments and because a financial reporting and other standards are often less robust in foreign countries.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund’s investments to decline. The Funds are subject to currency risk because they may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include options, futures and swap transactions (including credit default swaps), foreign transactions and foreign currency transactions. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). When a derivative security (a security whose value is based on another security, currency, index or other instrument)

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is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by a gain on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. The use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivatives transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value (“NAV”), and possibly income, and the losses may be significantly greater than if derivatives had not been used.

EMERGING MARKETS RISK

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in,

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or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

FOCUSED INVESTMENT RISK

This is the risk that a Fund that invests a greater percentage of its assets in a particular issuer or a small number of industries may have more risk compared with other mutual funds. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV.

FOREIGN SECURITIES RISK

This is the risk associated with investments in issuers that are located or do business in foreign countries. A Fund’s investments in foreign securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of a Fund’s investments in a foreign country to decline. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

A Fund that invests in emerging markets may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline. Even Funds that generally invest a significant portion of their assets in high quality fixed-income securities are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower rated fixed-income securities (“junk bonds”) or comparable unrated securities.

Interest rate risk is compounded for Funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because Funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.

Funds also face increased interest rate risk when they invest in fixed-income securities paying no current interest (such as zero-coupon securities and principal-only securities) interest-only securities and fixed-income securities paying non-cash interest in the form of other fixed-income securities because the prices of those types of securities tend to react more to changes in interest rates.

INITIAL PUBLIC OFFERING (“IPO”) RISK

Certain Funds may purchase securities of companies that are offered pursuant to an IPO. An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. The Funds may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund’s investment in IPO securities may have a significant impact on such Fund’s performance and may result in significant capital gains.

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LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as reverse repurchase agreements, inverse floating-rate instruments or derivatives, or by borrowing money.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues could also make it difficult to value a Fund’s investments, which could also negatively impact NAV. An unrated security may be less liquid than a comparable rated security and involves the risk that Loomis Sayles may not accurately evaluate the security’s comparative credit rating. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

LOWER-QUALITY FIXED-INCOME SECURITIES RISK

Lower-quality fixed-income securities, also known as “junk bonds,” are rated below investment-grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon Loomis Sayles’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. However, a Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, a Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher-grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of a Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may decide not to use them, even under market conditions where their use could have benefited a Fund.

MARKET RISK

This is the risk that the value of a Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the issuer of a security, but companies in its industry or in a number of different industries, such as

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increases in production costs. The value of a Fund’s securities also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company’s financial condition or prospects.

Market risk generally is greater for funds that invest substantially in small and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies. Furthermore, for funds that invest in fixed-income securities, market risk tends to be greater when a Fund invests in fixed-income securities with longer maturities.

MORTGAGE-RELATED SECURITIES RISK

Certain Funds may invest in mortgage-related securities, such as Government National Mortgage Association or Federal National Mortgage Association certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund’s portfolio securities.

The value of some mortgage-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

MORTGAGE DOLLAR ROLLS RISK

A mortgage dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

REITS RISK

The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act.

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REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

STRUCTURED NOTES RISK

Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

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management

Investment Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the U.S. with over $[ ] billion in assets under management as of December 31, 2009. Loomis Sayles has an extensive internal research staff. Loomis Sayles is responsible for making investment decisions for each Fund.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2009, as a percentage of each Fund’s average daily net assets were:

Aggregate Advisory Fee
Loomis Sayles Fixed Income Fund	[____	]%
Loomis Sayles Institutional High Income Fund	[____	]%
Loomis Sayles Intermediate Duration Fixed Income Fund	[____	]%
Loomis Sayles Investment Grade Fixed Income Fund	[____	]%

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contracts is available in the Funds’ annual reports for the fiscal year ended September 30, 2009.

Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Associate portfolio managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision-makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Neil A. Burke has served as a co-portfolio manager of the Loomis Sayles Intermediate Duration Fixed Income Fund since December 2005. Mr. Burke is a Vice President of Loomis Sayles. He began his investment career in 1991 and has been at Loomis Sayles since 1997. Mr. Burke received a B.A. from the Catholic University of America and an M.B.A. from Boston College, and has over 17 years of investment experience.

Matthew J. Eagan has served as an associate portfolio manager of the Loomis Sayles Investment Grade Fixed Income Fund since September 2006 and the Loomis Sayles Fixed Income Fund and the Loomis Sayles Institutional High Income Fund since February 2007. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. He received a B.A. from Northeastern University and an M.B.A. from Boston University. Mr. Eagan holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.

Daniel J. Fuss has served as portfolio manager of the Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund since the inception of each Fund. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 50 years of investment experience.

Kathleen C. Gaffney has served as an associate portfolio manager of the Loomis Sayles Investment Grade Fixed Income Fund since September 2006 and the Loomis Sayles Fixed Income Fund and the Loomis Sayles Institutional High Income Fund since February 2007. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. She received a B.A. from the University of Massachusetts. Ms. Gaffney holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.

Richard Raczkowski has served as a co-portfolio manager of the Loomis Sayles Intermediate Duration Fixed Income Fund since December 2005. Mr. Raczkowski is a Vice President of Loomis Sayles. He began his investment career in 1985 and has been at Loomis Sayles since 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University, and has over 19 years of investment experience.

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Clifton V. Rowe has served as portfolio manager of the Loomis Sayles Intermediate Duration Fixed Income Fund since December 2005. Mr. Rowe is a Vice President of Loomis Sayles. He began his investment career in 1992 and has been at Loomis Sayles since 1992. Mr. Rowe holds the designation of Chartered Financial Analyst. He received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago, and has over 16 years of investment experience.

Elaine M. Stokes has served as an associate portfolio manager of the Loomis Sayles Investment Grade Fixed Income Fund since September 2006 and the Loomis Sayles Fixed Income Fund and the Loomis Sayles Institutional High Income Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 21 years of investment experience.

Please see the SAI for information regarding portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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general information

How Fund Shares Are Priced

Net asset value (“NAV”) is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets - Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees as summarized below:

•

A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by a Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, Natixis Distributors, L.P. (the “Distributor”) may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

[1]	Please see the “How to Purchase Shares” section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:

Equity securities. Last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing bid price.

Debt securities (other than short-term obligations). Based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (purchased with an original or remaining maturity of 60 days or less). Amortized cost (which approximates market value).

Securities traded on foreign exchanges. Market price on the foreign exchange, unless a Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Options. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

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Futures. Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

Credit default swaps. Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Foreign Currency Forward Contracts. Interpolated prices from information provided by an independent pricing service.

All other securities. Fair market value as determined by the adviser of a Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Accessing Your Account Information

Loomis Sayles Funds Website. You can access our website at www.loomissayles.com to perform transactions (purchases, redemptions or exchanges), review your account information, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports.

Loomis Sayles Automated Voice Response System. You have access to your account 24 hours a day by calling Loomis Sayles’ automated voice response system at 800-633-3330, option 1. Using this customer service option you may review your account balance and Fund prices, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions.

How To Purchase Shares

Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

Directly to the Fund. Loomis Sayles Funds’ transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.loomissayles.com or by calling Loomis Sayles Funds at 800-633-3330, for the desired Fund or Funds along with a check payable to Loomis Sayles Funds for the amount of your purchase to:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

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By wire. You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

State Street Bank and Trust Company

ABA No. 011000028

DDA 9904-622-9

(Your account number)

(Your name)

(Name of Fund)

By telephone. You can make subsequent investments by calling Loomis Sayles Funds at 800-633-3330.

By exchange. You may purchase shares of a Fund by exchange of shares of another Fund by sending a signed letter of instruction to Loomis Sayles Funds, by calling Loomis Sayles Funds at 800-633-3330 or by accessing your account online at www.loomissayles.com.

By internet. If you have established a Personal Identification Number (“PIN”) and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.loomissayles.com. If you have not established a PIN but you have established the electronic transfer privilege from www.loomissayles.com, click on “eService Center,” click on “Log In,” click on the appropriate user type and then follow the instructions.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund’s NAV on that day.

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

All purchases made by check should be in U.S. dollars and made payable to Loomis Sayles Funds. Third party checks, starter checks and credit card convenience checks will not be accepted. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until the check has cleared or the shares have been in your account for 15 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See “Restrictions on Buying, Selling and Exchanging Shares” below.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The following table shows the minimum initial investment for each Fund.

Minimum Initial Investment
Loomis Sayles Fixed Income Fund	$3,000,000
Loomis Sayles Institutional High Income Fund	$3,000,000
Loomis Sayles Investment Grade Fixed Income Fund	$3,000,000
Loomis Sayles Intermediate Duration Fixed Income Fund	$2,000,000

Loomis Sayles or the Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans.

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Each Fund’s shares may be purchased by all types of tax-deferred retirement plans, provided the plan meets the minimum requirements for each fund. If you wish to open an individual retirement account (“IRA”) with a Fund, you may obtain retirement forms online at www.loomissayles.com or by calling Loomis Sayles at 800-633-3330.

Each subsequent investment must be at least $50,000. Loomis Sayles reserves the right to waive these minimums at its sole discretion, including for certain retirement plans whose accounts are held on the books of the Funds’ transfer agent in an omnibus fashion. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase shares of the Funds offered through this Prospectus below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors may also purchase shares of the Funds below the stated minimums.

In our continuing effort to reduce your Fund’s expenses and amount of mail that you receive from Loomis Sayles, we will mail only a single copy of prospectuses, proxy statements and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles, P.O. Box 219594, Kansas City, MO 64121-9594 and we will resume separate mailings within 30 days.

Small Account Policy. In order to address the relatively higher costs of servicing smaller fund positions, each Fund may assess, on an annual basis, a minimum balance fee of $20 on accounts that fall below $500. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The minimum balance fee does not apply to directly registered accounts that (i) make monthly purchases through systematic investing or (ii) are retirement accounts. Accounts held through intermediaries, regardless of account type, will be included in the fee debit. If your Fund account falls below $50,, regardless of account type, the Fund may redeem your remaining shares and send the proceeds to you. Accounts associated with defined contribution plans are excepted from the minimum balance fee and liquidation.

How To Redeem Shares

You can redeem shares of each Fund directly from the Fund on any day on which the NYSE is open for business. Shares purchased by check are redeemable, although each Fund may withhold payment until the purchase check has cleared. If you are redeeming shares that you purchased within the past 15 days by check, telephone Automated Clearing House (“ACH”) or online ACH, your redemption will be delayed until the shares have been in your account for 15 days.

Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions directly to the Funds. Loomis Sayles Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail	Overnight Mail
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

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All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another Loomis Sayles Fund by sending a letter of instruction to Loomis Sayles Funds, calling Loomis Sayles Funds at 800-633-3330 or exchanging online at www.loomissayles.com.

By internet. If you have established a PIN, and the electronic transfer privilege, you can redeem shares through your online account at www.loomissayles.com. If you have not established a PIN, but you have established the electronic transfer privilege, click on “eService Center” at www.loomissayles.com, click on “Log In,” click on the more appropriate user type and then follow the instructions.

By telephone. You may redeem shares by calling Loomis Sayles Funds at 800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the record address. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

Please call Loomis Sayles Funds at 800-633-3330 for an IRA Distribution Form, or download the form online at www.loomissayles.com.

The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

The maximum value of shares that you may redeem by telephone or internet is $100,000. For your protection, telephone or internet redemption requests will not be permitted if Loomis Sayles Funds or the Fund has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-633-3330 for more information or to set up a systematic withdrawal plan or visit www.loomissayles.com to obtain an Account Options Form.

By wire. Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee will be deducted from the proceeds of each wire.

By ACH. For ACH redemptions, proceeds will generally arrive at your bank within three business days.

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

•	If you are redeeming shares worth more than $100,000.

•	If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Loomis Sayles Funds in certain cases.

How To Exchange Shares

You may exchange the shares of your Fund, subject to investment minimums, for Institutional Class shares of any Loomis Sayles Fund that offers Institutional Class shares, for Class Y shares of any Natixis Fund that offers Class Y shares or for Class A shares of the Money Market Fund, an affiliate of Loomis Sayles. All exchanges are subject to any restrictions described in the applicable Funds’ Prospectuses.

You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details.

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The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction, by telephone or through your online account at www.loomissayles.com.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

Dividends and Distributions

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund expects to distribute substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

The table below provides further information about each Fund’s dividend policy.

Fund	Dividend Policy
Loomis Sayles Fixed Income Fund
Loomis Sayles Institutional High Income Fund	Generally declares and pays dividends annually
Loomis Sayles Intermediate Duration Fixed Income Fund Loomis Sayles Investment Grade
Fixed Income Fund	Generally declares and pays dividends monthly

You may choose to:

•	reinvest all distributions in additional shares; or

•	have checks sent to the address of record for the amount of distribution or have the distribution transferred through ACH to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

Restrictions On Buying and Selling Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio and increasing brokerage and administrative costs. A Fund investing in securities that require special valuation processes (such as foreign securities, high-yield securities or small-cap securities) may also have increased exposure to these risks. Each Fund discourages excessive short-term trading that may be detrimental to the Fund and its shareholders. The Funds’ Board of Trustees has adopted the following policies to address and discourage such trading.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem their shares by submitting a redemption request as described above in the section “How to Redeem Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with each Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. A Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

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This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of each Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of each Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any non-U.S., state, or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders. The Funds are not managed with a view toward minimizing taxes imposed on such shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

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For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of a Fund for investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivatives and REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

A Fund may at times purchase debt instruments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will, when recognized as income by a Fund, be included in such Fund’s ordinary income, and will be taxable to shareholders as such when it is distributed.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

You should consult your tax advisor for more information on your own tax situation, including possible federal, state, local, foreign or other applicable taxes.

Other Fees

The Distributor, on behalf of Loomis Sayles, may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for these customers’ accounts, although this continuing fee is paid by the Distributor, on behalf of Loomis Sayles, out of Loomis Sayles’ own resources and is not assessed against the Fund.

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The Distributor may pay fees to third party broker-dealer firms for services provided by those firms. The fees vary by firm and are generally based on asset levels. Fees are paid by the Distributor (as distributor of the Funds) on behalf of Loomis Sayles, out of Loomis Sayles’ own resources.

financial highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [                                ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:											Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain(loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Net asset value, end of the period		Total return(%)(a)	Net assets, end of the period (000’s)		Net expenses(%)(b)(e)		Gross expenses(%)(e)		Net investment income (loss)(%)(e)	Portfolio turnover rate(%)
Fixed Income Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	___	$	_____	___		___		___	___
9/30/2008		14.49		0.88		(2.14)		(1.26)		(1.06)		(0.02)		(1.08)		12.15	(9.4)		624,486	0.58		0.58		6.43	30
9/30/2007		13.89		0.83		0.67		1.50		(0.90)		—		(0.90)		14.49	11.3		605,100	0.60		0.60		5.96	22
9/30/2006		13.88		0.74		0.30		1.04		(1.03)		—		(1.03)		13.89	8.1		456,011	0.60	(d)	0.60	(d)	5.48	40
9/30/2005		13.93		0.75		0.58		1.33		(1.38)		—		(1.38)		13.88	9.9		444,552	0.65		0.65		5.47	34

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Includes expense recapture of less than 0.01%.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

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financial highlights

For a share outstanding throughout each period.

			Income (Loss) from Investment Operations:						Less Distributions:											Ratios to Average Net Assets:
	Net asset value, beginning of the period		Net investment income(c)		Net realized and unrealized gain(loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Net asset value, end of the period		Total return(%)(a)	Net assets, end of the period (000’s)		Net expenses(%)(b)(g)		Gross expenses(%)(g)		Net investment income (loss)(%)(g)	Portfolio turnover rate(%)
Institutional High Income Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	___	$	_____	___		___		___	___
9/30/2008		8.45		0.60		(1.52)		(0.92)		(0.51)		(0.15)		(0.66)		6.87	(11.7)		214,201	0.72		0.72		7.70	35
9/30/2007		8.11		0.55		0.30		0.85		(0.51)		—		(0.51)		8.45	10.8		187,568	0.75	(f)	0.75	(f)	6.60	31
9/30/2006		7.80		0.50		0.34		0.84		(0.53)		—		(0.53)		8.11	11.6		141,318	0.75		0.79		6.40	23
9/30/2005		7.50		0.55		0.39		0.94		(0.64)		—		(0.64)		7.80	13.0		110,533	0.75		0.82		7.24	22
Intermediate Duration Fixed Income Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	$	_____	___	$	_____	___		___		___	___
9/30/2008		9.47		0.47		(0.50)		(0.03)		(0.49)		—		(0.49)		8.95	(0.5)		32,748	0.40		0.59		5.00	65
9/30/2007		9.50		0.45		(0.01)		0.44		(0.47)		—		(0.47)		9.47	4.8		31,445	0.40		0.61		4.71	87
9/30/2006		9.60		0.42		(0.07)		0.35		(0.45)		—		(0.45)		9.50	3.8		41,851	0.40		0.62		4.48	62
9/30/2005		9.92		0.40		(0.25)		0.15		(0.45)		(0.02)		(0.47)		9.60	1.5		40,628	0.44	(e)	0.68		4.10	50
Investment Grade Fixed Income Fund
Institutional Class
9/30/2009	$	_____	$	_____	$	_____	$	_____	$	_____	$		$	_____	$	_____	___	$	_______	___		___		___	___
9/30/2008		12.96		0.76		(1.47)		(0.71)		(0.89)		—		(0.89)		11.36	(6.0)		277,863	0.50		0.50		5.98	32
9/30/2007		12.63		0.70		0.53		1.23		(0.90)		—		(0.90)		12.96	10.2		261,741	0.53		0.53		5.52	23
9/30/2006		13.28		0.60		0.22		0.82		(0.92)		(0.55)		(1.47)		12.63	6.8		173,549	0.55	(d)	0.55	(d)	4.79	50
9/30/2005		13.54		0.57		0.27		0.84		(0.83)		(0.27)		(1.10)		13.28	6.4		186,749	0.55		0.58		4.28	42

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(b)

The investment adviser and/or administrator agreed to reimburse a portion of the fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Includes expense recapture of less than 0.01%.
(e)	Effective July 1, 2005, the Intermediate Duration Fixed Income Fund decreased its net expense limitation to 0.40% from 0.45%.
(f)	Includes expense recapture of 0.01%.
(g)	Computed on an annualized basis for periods less than one year, if applicable.

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If you would like more information about the Funds, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS

Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual reports or their SAIs, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Funds’ annual and semiannual reports and SAI are available on the Funds’ website at www.loomissayles.com.

Information about the Funds, including their reports and SAIs, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAIs are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Natixis Distributors, L.P. (“Natixis Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. If you have a complaint concerning Natixis Distributors or any of its registered representatives or associated persons, please direct it to Natixis Distributors, L.P. Attn: Director of Compliance, 399 Boylston Street - 12th Floor, Boston, MA 02116 or call us at 617-449-2828.

P.O. Box 219594

Kansas City, MO 64121-9594

800-633-3330

www.loomissayles.com

Loomis Sayles Funds I
File No. 811-08282	M-LS51-0210

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2010

LOOMIS SAYLES FUNDS I

•	Loomis Sayles High Income Opportunities Fund

Institutional Class (LSIOX)

•	Loomis Sayles Securitized Asset Fund

Institutional Class (LSSAX)

This Statement of Additional Information (the “Statement”) contains information which may be useful to investors but which is not included in the Statutory Prospectus of the Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund (each a “Fund” and together, the “Funds”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Funds’ Summary or Statutory Prospectus dated February 1, 2010, as may be revised and supplemented from time to time (the “Prospectus”). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 614221-9594, or by calling Loomis Sayles Funds at 1-800-343-2029.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. The Funds’ annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 1-800-633-3330.

M-LSHOSAI-0210

THE TRUST

Loomis Sayles Funds I (the “Trust”) is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated December 23, 1993, as amended and restated on June 22, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to July 1, 2003, Loomis Sayles Funds I was named “Loomis Sayles Investment Trust.” The Trust offers a total of ten series. The Loomis Sayles High Income Opportunities Fund was organized in Massachusetts and commenced operations on April 12, 2004. The Loomis Sayles Securitized Asset Fund was organized in Massachusetts and commenced operations on March 2, 2006. Each Fund is a diversified series of the Trust.

Shares of the Funds are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust’s trustees.

INVESTMENT STRATEGIES AND RISKS

The investment policies of the Funds set forth in its Prospectus and in this Statement may be changed by the Trust’s Board of Trustees without shareholder approval, except that the investment objective of the Funds, as set forth in the Prospectus, and any Fund policy explicitly identified as “fundamental” may not be changed without the approval of the holders of a majority of the Fund’s outstanding shares of the funds (which in the Prospectus and this Statement means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the Fund’s outstanding shares). The percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

Investment Restrictions

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies. The other restrictions set forth below are not fundamental policies and may be changed by the Trust’s Board of Trustees. The percentages set forth below and the percentage limitations set forth in each Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Loomis Sayles High Income Opportunities Fund will not:

*(1)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(2)	Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, currencies, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(3)	Make loans, except to the extent permitted under the 1940 Act. (For purposes of this investment restriction, each of the following is not considered the making of a loan: (i) entering into repurchase agreements; (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies; and (iii) loaning portfolio securities.)

*(4)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

*(5)	Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund’s use of reverse repurchase agreements and “dollar roll” arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

(6)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

*(7)	Issue senior securities other than any borrowing permitted by restriction (5) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “adviser”) determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the SEC.

The Fund intends, based on the views of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (6) above.

Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Securitized Asset Fund may not:

*(1)	Purchase any security if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies, whose financing activities are related primarily to the activities of their parent companies, are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations. For purposes of this restriction, the Fund takes the position that mortgage-related and other asset-backed securities do not represent investments in any industry or group of industries. As a result of this, the Fund may invest more than 25% of its net assets in mortgage-related securities.

*(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(3)	Borrow money, except to the extent permitted under the 1940 Act.

*(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

(9)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in securitized assets, such as mortgage-backed and other asset-backed securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

For Restriction (1), the Fund does not reserve the right to concentrate in any industry. If, in the future, mortgage-related securities and other asset-backed securities are considered to represent any particular industry or industries, the Fund reserves the freedom of action to concentrate in such an industry or industries.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation or designation of assets or otherwise.

In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and certain commercial paper that Loomis Sayles has determined to be liquid under procedures approved by the Board of Trustees.

INVESTMENT STRATEGIES

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices that may be used by Loomis Sayles in managing the Funds. The Funds’ principal strategies are detailed in the Prospectus. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies.

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, in the section “Investment Restrictions” or under applicable law, each Fund may engage in each of the strategies and invest in each security and instrument listed below. Loomis Sayles may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus or this Statement will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus or this Statement.

Fund	Securities	Practices
High Income Opportunities Fund

Debt Securities (Securities Below Investment Grade, Corporate Securities, Convertible Securities, U.S. Government Securities, Zero-Coupon Securities, 144A Securities, Pay-in-Kind Securities, Mortgage-Backed Securities, Asset-Backed Securities, Stripped Mortgage-Related Securities, When-Issued Securities, Commercial Paper, Loan Assignments, Delayed Funding Loans and Revolving Credit Facilities, Securities Lending, Preferred Stock, Municipal Bonds, Senior Floating Rate Loans, Collateralized Debt and Loan Obligations, Step-Coupon Securities, Structured Notes, Collateralized Mortgage Obligations, Bank Loans)

Equity Securities (Common Stock, Investment Companies, Small Cap Companies, REITs, Warrants, Rights)

Foreign Securities (Depository Receipts, Emerging Markets, Foreign Currency Transactions, Foreign Currency Hedging Transactions)

Temporary Defensive Strategies Repurchase Agreements Swap Contracts Illiquid Securities Futures Contracts Options Initial Public Offerings

Securitized Asset Fund

Debt Securities (Adjustable Rate Mortgage Securities, Mortgage-Backed Securities, Asset Backed Securities, Investment Grade Securities)

Equity Securities (Common Stock, Investment Companies, Small Cap Companies, REITs, Warrants, Rights)

Foreign Securities (Depository Receipts, Emerging Markets, Foreign Currency Transactions, Foreign Currency Hedging Transactions)

Temporary Defensive Strategies Repurchase Agreements Dollar Rolls Initial Public Offerings “To Be Announced” Transactions

INVESTMENT RISKS

Adjustable Rate Mortgage Security (“ARM”)

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. See the section “Mortgage-Related Securities” below.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The value of some asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. Asset-backed securities involve risks similar to those described in the section “Mortgage-Related Securities” below.

Bank Loans

The Loomis Sayles High Income Opportunities Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many banks loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The Fund may participate in the primary syndicate for a bank loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender’s portion of the senior loan. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. CMOs may be issues either by U.S. Government Instrumentalities or by non-government entities. CMOs are not direct obligations of the U.S. Government. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described in the section “Mortgage-Related Securities” below.

Convertible Securities

Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Debt Securities

Each of the Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax, such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund’s investments in debt securities will cause the Fund’s net asset value (“NAV”) to increase or decrease.

Depositary Receipts

Each Fund may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the U.S. and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or U. S. corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Because the Funds may invest in ADRs, changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Derivative Instruments

Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. For additional information about the use of derivatives in connection with foreign currency transactions, see the section “Foreign Currency Transactions” below. The adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The adviser will “cover” its obligations under its derivative contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions. Examples of derivative instruments that a Fund may use include (but are not limited to) options and warrants, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, difficulties in valuation, leverage risk and the risk that the use of derivatives could result in significantly greater losses or lower income or gains than if they had not been used. See the section “Certain Additional Risks of Derivative Instruments” below. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although a Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Several types of derivative instruments in which a Fund may invest are described in more detail below. However, the Funds are not limited to investments in these instruments.

Futures Contracts

Futures transactions involve a Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets, for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures trade in contracts equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian liquid assets eligible for purchase by the Fund equal to its daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with liquid assets eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked to market net obligation under the futures contracts. Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, futures contracts, securities indices (including futures on securities indices) or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire. Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities or options exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

Options on Indices

Some Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

Some Funds may purchase or write both exchange-traded and over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

Some Funds may invest in forward contracts. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency or other asset at a future date at a specified price. For example, forward contracts may be used when the adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the adviser will “cover” its obligations under forward contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

Swap Transactions

Some Funds may enter into a variety of swap agreements, including, but not limited to, interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets to add economic leverage to the Fund’s portfolio or to shift the Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Some Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Some Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Other Derivatives; Future Developments

The above discussion relates to the Funds’ proposed use of certain types of derivatives currently available. However, the Funds are not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, the Funds may use derivatives not currently available or widely in use.

Certain Additional Risks of Derivative Instruments

The use of derivative instruments, including the futures contracts, options and warrants, forward currency contracts and swap transactions described above, involves risks in addition to those described above or in the Prospectus. One risk arises because of the imperfect correlation between movements in the price of derivatives contracts and movements in the price of the securities, indices or other assets serving as reference instruments for the derivative. A Fund’s derivative strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that a Fund will be able to effect such compensation. For example, the correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for stock index futures may not correspond perfectly to hours of trading on the exchange to which a particular stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the presence of speculators may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of a Fund’s derivative instruments may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in the Fund’s portfolio. All transactions in derivatives involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. For example, when a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The successful use of derivatives will usually depend on the adviser’s ability to forecast securities market, currency or other financial market movements correctly. For example, a Fund’s ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of certain other derivatives also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in derivatives markets outside of the U.S. are subject to many of the same risks as other foreign investments.

The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of the Funds may consider the likely effects of foreign taxes on the net yield available to a Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock) and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies; real estate investment trusts (“REITs”) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. The value of your investment in a Fund may decrease, potentially in a significant amount. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See the section “Small Capitalization Companies” below. A Fund’s investments may include securities traded “OTC” as well as those traded on a securities exchange. Some securities, particularly OTC securities may be more difficult to sell under some market conditions.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of debt securities may also be affected by items related to a particular issue or to the debt markets generally. The NAV of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment Grade Fixed-Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower Quality Fixed-Income Securities. Lower quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the three major rating agencies (Fitch, Moody’s or S&P) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower quality fixed-income securities are subject to greater credit risk and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on Loomis Sayles’ own credit analysis than is the case with funds that invest in higher quality fixed-income securities. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of their various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Foreign Currency Transactions

Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate or may enter into futures contracts on an exchange. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either designated on the Fund’s records or held in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. Forward contracts are subject to many of the same risks as derivatives described in the section “Derivative Instruments” above. Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

In addition, some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by the Fund, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described in the section “Derivative Instruments.”

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described below in the section “Foreign Securities.”

Foreign Securities

Each Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments additional present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and a Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event occurs, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see the section “Net Asset Value” below.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the U.S., and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Illiquid Securities

Each Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, including securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Each Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined pursuant to guidelines established by the Trust’s Board of Trustees that the issue is liquid.

Inflation-Linked Securities

The Funds may invest in inflation-linked securities. Inflation-linked securities are fixed-income securities whose principal value is adjusted periodically according to the rate of inflation. Some Funds may invest in inflation-linked bonds issued by the Japanese government. These bonds generally have maturities of ten or thirty years and interest is payable semiannually. The principal amounts of these bonds increases as the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed or -linked securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period in which the Fund holds inflation-linked securities, the Fund may earn less on such securities than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked securities issued by the Japanese government will be subject to the risks described above in the section “Foreign Securities.” Certain Funds may also invest in Treasury Inflation-Protected Securities issued by the U.S. Government. See the section “U.S. Government Securities” below for additional information.

Initial Public Offerings

Each Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund’s investment in IPO securities may have a significant impact on a Fund’s performance and may result in significant capital gains.

Investment Companies

Each Fund may invest in investment companies. Investment companies, including companies such as iShares and “SPDRs” and “VIPERs” are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund’s investment in an investment company will fall if the value of the investment company’s underlying securities declines. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including management fees, and a Fund’s shareholders will bear such expenses indirectly, in addition to similar expenses of a Fund. Despite the possibility of greater fees and expenses, each Fund’s adviser will invest if it believes investment in other investment companies provide attractive return opportunities. In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company.

Money Market Instruments

The Funds may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Funds expect those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply. In addition, recently, many money market instruments previously thought to be highly liquid have become illiquid. If a Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Mortgage-Related Securities

The Funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. Securities issued by GNMA, FNMA and similar issuers may also be exposed to risks described in the section “U.S. Government Securities” below. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of a Fund’s portfolio securities. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Pay-in-Kind Securities

Each Fund may invest in pay-in-kind securities, which are securities that pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Portfolio Turnover

Each Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund, thereby decreasing a Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

Generally, a Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser believes that portfolio changes are appropriate.

For the fiscal years ended September 30, 2008 and September 30, 2009, the portfolio turnover rates for the Loomis Sayles Securitized Asset Fund were approximately 430% and 390%, respectively.

Private Placements

Each Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available (if available at all) for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Each Fund may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

REITs

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by the Funds. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) the inability to enforce rights and the expenses involved in attempted enforcement, for example, against a counterparty undergoing financial distress.

Rule 144A Securities

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust’s trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

Securities Lending

Each Fund may lend its portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with the Fund’s custodian of collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed above. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by a Fund. The Funds pay various fees in connection with such loans.

Securities loans must be fully collateralized at all times, but involve some credit risk to a Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and a Fund is delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at a Fund’s sole risk. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, a Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Short-Term Trading

Each Fund may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in a Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit Loomis Sayles’ investment discretion in managing a Fund’s assets. Each Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Small Capitalization Companies

Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The NAVs of funds that invest in companies with smaller capitalizations may fluctuate more widely than market averages.

Step-Coupon Securities

Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. Government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to fully recoup its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities, discussed above in the section “Options and Warrants”.

Structured Notes

Each Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that a Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s analysis of the issuer’s creditworthiness and financial prospects and of the adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

Supranational Entities

Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. In addition to the risks of investing in securities generally, obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section “Foreign Currency Transactions.”

Tax-Exempt Securities

Each Fund may invest in tax-exempt securities (“Tax-Exempt Securities“), which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by a Fund’s portfolio manager to be reliable), exempt from federal income tax. Tax-Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax-Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term “Tax-Exempt Securities” if the interest paid thereon is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by a Fund’s portfolio manager to be reliable), exempt from federal income tax.

A Fund that invests in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for “substantial users” of facilities financed by such obligations or bonds or for “related persons” of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a “substantial user” or a “related person” of a substantial user.

There are variations in the quality of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax-Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax-Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the Tax-Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax-Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by a Fund. Neither event will require the elimination of an investment from a Fund’s portfolio, but the Funds’ adviser will consider such an event as part of its normal, ongoing review of all of a Fund’s portfolio securities.

Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of a Fund’s Tax-Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by a Fund and the value of a Fund’s portfolio could be materially affected, in which event a Fund would reevaluate its investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

“To Be Announced” Transactions

The Loomis Sayles Securitized Asset Fund may buy securities in a “to be announced” transaction. In a “to be announced” transaction, the Fund commits to purchase securities for which all specific information is not yet known at the time of the trade. If deemed advisable as a matter of investment strategy, the adviser may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a short-term capital gain or loss. Securities purchased on a “to be announced” basis have similar risks to when-issued securities. The Fund will not accrue interest on the security between the time the Fund enters into the commitment and the time the security is delivered. When the Fund buys a security on a “to be announced” basis, it assumes the risks of ownership of the underlying securities. For example, the Fund is subject to the risk that market rates of interest will increase before the time the security is delivered or that the security will otherwise decrease in value. If the Fund has outstanding obligations to purchase securities on a “to be announced” basis, it will designate liquid assets on the Fund’s records in an amount sufficient to satisfy these obligations.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual funds savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

See the section “Mortgage-Related Securities” for additional information on these securities.

Warrants and Rights

A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of an equivalent amount in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments and high quality debt securities.

When-Issued Securities

A when-issued security involves a Fund’s entering into a commitment to buy a security before the security has been issued. A Fund’s payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to a fund 15 to 120 days later. No interest accrues on the security between the time a fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, a fund may sustain a loss. The risk of this loss is in addition to a fund’s risk of loss on the securities actually in its portfolio at the time. In addition, when a Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to a Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will either designate on its records or segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

Zero-Coupon Securities

Zero-coupon securities are debt obligations (e.g., bonds) that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero-coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than non-zero-coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds. Because a Fund investing in zero-coupon bonds will not, on a current basis, receive cash payments from the issuer in respect of accrued original issue discount, a Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, Loomis Sayles may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, each Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) or invest up to 100% of its assets in cash, high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Funds will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Funds from achieving their objectives.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Funds may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality instruments.

PORTFOLIO HOLDINGS INFORMATION

The Trust’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.loomissayles.com. Generally, full portfolio holdings information will not be posted until it is aged at least 30 days. A list of the Funds’ top 10 holdings will generally be available on a monthly basis within 6 days after month end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website provided the information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) and FactSet (daily disclosure of full portfolio holdings provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis & Co., LLC, as part of the proxy voting administration and research services, respectively, provided to the Funds’ adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of each Fund’s adviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accounting firm, Fund counsel and Independent Trustees’ counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees and may be made by employees of each Fund’s adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Funds, Barclays Capital (periodic disclosure of full portfolio holdings) and Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser, and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ U.S. federal income and excise tax returns. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. Each Fund’s officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning each Fund’s disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (5) above.

Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by each Fund’s adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the Funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar and in certain cases nearly identical, portfolio holdings as certain funds.

In addition, any disclosures of portfolio holdings information by each Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, each Fund and the adviser’s fiduciary duty to shareholders and each Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if each Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by each Fund’s adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers The table below provides certain information regarding the Trustees and officers of the Trust. For purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act of the Trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 2003 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	39 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2005 Contract Review and Governance Committee Member	Formerly, President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	39 None

Edward A. Benjamin (1938)	Trustee Since 2002 Chairman of the Contract Review and Governance Committee	Retired	39 None

Daniel M. Cain (1945)	Trustee Since 2003 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer), Cain Brothers & Company, Incorporated (investment banking)	39 Director, Sheridan Healthcare Inc. (physician practice management)

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Kenneth A. Drucker (1945)	Trustee Since 2008 Audit Committee Member	Formerly Treasurer, Sequa Corp. (manufacturing)	39 None

Wendell J. Knox**** (1948)	Trustee Since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	39 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property & casualty insurance)

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2003 Ex-officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	39 Director, Verizon Communications; Director, AES Corporation (international power company)

Cynthia L. Walker (1956)	Trustee Since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance & Chief Financial Officer, Harvard Medical School	39 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2002 President and Chief Executive Officer	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	39 None

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
John T. Hailer[2] (1960)	Trustee Since 2003	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as trustee effective July 1, 2009.
[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**
OFFICERS OF THE TRUST
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

David L. Giunta (1965)	Executive Vice President	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trusts’ current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Mr. Fuss is not an officer of the Natixis Funds Trusts or the Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee.

The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of a Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include: (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2009, this Committee held four meetings.

The current membership of each Committee is as follows:

Audit Committee	Contract Review and Governance Committee

Daniel M. Cain – Chairman	Edward A. Benjamin- Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Wendell J. Knox

As chairperson of the Board of Trustees, Ms. Moose is an ex-officio member of both Committees.

Fund Securities Owned by the Trustees

As of [            ], the Trustees had the following ownership of the Funds:

Name of Trustee	Dollar Range of Equity Securities in the Loomis Sayles High Income Opportunities Fund*	Dollar Range of Equity Securities in the Loomis Sayles Securitized Asset Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
INDEPENDENT TRUSTEES
Graham T. Allison Jr.**
Charles D. Baker**
Edward A. Benjamin**
Daniel M. Cain**
Kenneth A. Drucker***
Wendell J. Knox**/***
Sandra O. Moose
Cynthia L. Walker**

INTERESTED TRUSTEES
Robert J. Blanding
John T. Hailer

*	A. None
B.	$1 - 10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000

E.	over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.

Trustee Fees

The Trust pays no compensation to its officers or to its Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended September 30, 2009, the Trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Loomis Sayles Funds II, Natixis Cash Management Trust, Gateway Trust and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended September 30, 2009

Name of Person, Position	Aggregate Compensation from Trust[1]		Pension or Retirement Benefits Accrued as Part of Trust Expenses[2]		Estimated Annual Benefits Upon Retirement		Total Compensation From the Fund Complex[3] Paid to Trustee
Independent Trustees
Graham T. Allison, Jr.	[$	]	[$	]	[$	]	[$	]
Charles D. Baker	[$	]	[$	]	[$	]	[$	]
Edward A. Benjamin	[$	]	[$	]	[$	]	[$	]
Daniel M. Cain	[$	]	[$	]	[$	]	[$	]
Kenneth A. Drucker	[$	]	[$	]	[$	]	[$	]
Wendell J. Knox[4]	[$	]	[$	]	[$	]	[$	]
Jonathan P. Mason[5]	[$	]	[$	]	[$	]	[$	]
Sandra O. Moose	[$	]	[$	]	[$	]	[$	]
Cynthia L. Walker	[$	]	[$	]	[$	]	[$	]
Interested Trustees
Robert J. Blanding	[$	]	[$	]	[$	]	[$	]
John T. Hailer	[$	]	[$	]	[$	]	[$	]

[1]

Amounts include payments deferred by trustees for the fiscal year ended September 30, 2009, with respect to the Trust. The total amount of deferred compensation accrued for the Trust as of September 30, 2009 for the Trustees is as follows: Allison: [$    ]; Baker: [$    ]; Benjamin: [$    ]; Cain: [$    ]; Mason: [$    ]; and Walker: [$     ].

[2]

The Trust provides no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in one or more series of the Trust selected by the Trustee on the normal payment date for such fees.

[3]

Total Compensation represents amounts paid during the fiscal year ended September 30, 2009 to a trustee for serving on the board of trustees of nine (9) trusts with a total of thirty-nine (39) funds as of September 30, 2009.

[4]	Mr. Knox was appointed as Trustee effective July 1, 2009.
[5]	Mr. Mason served as a Trustee until his resignation effective June 30, 2009.

The Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

Code of Ethics. The Trust, Loomis Sayles, and Natixis Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold. The codes of ethics are available on the SEC’s IDEA system which can be accessed through www.sec.gov.

Proxy Voting Policies. The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to Loomis Sayles, the Funds’ investment adviser. Under the

Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of a Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to a Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser shall make available to the Funds, or Natixis Advisors, each Fund’s administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Services”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of a Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process, including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund holding the security when necessary or appropriate, and (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2009 is available without charge (i) on the Funds’ website at www.loomissayles.com and (ii) on the SEC’s website at www.sec.gov.

OWNERSHIP OF FUND SHARES

The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding securities. Information provided in this table is as of October 26, 2009.*

To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of such Fund to take actions requiring the affirmative vote of holders of a plurality or majority of a Fund’s shares without the approval of the controlling shareholder.

Share Class	Shareholder and Address	Percentage of Shares Held
Loomis Sayles High Income Opportunities Fund

Institutional	UBS WM USA OMNI Account M/F Jersey City, NJ 07310-2055	22.80%

	MLPF&S For the Sole Benefit Of Its Customers Jacksonville FL 32246-6484	17.11%

	Iron Workers of Western Pennsylvania Pension Plan Pittsburg, PA 15222-4512	15.29%

	Keybank NA FBO NW Ohio Carpenters Cleveland OH 44101-4871	11.41%

	Northern Minnesota Wisconsin Area Retail Clerk St. Paul, MN 55107-2292	8.92%

	Lankenau Hospital Foundation Wynnewood, PA 19096-3450	7.44%

	Smith Barney Corporate Trust Company Custodian FBO Sheet Metal Workers Intl Wilmington DE 19801-4909	6.56%

Loomis Sayles Securitized Asset Fund[1]

Institutional	MLPF&S For the Sole Benefit Of Its Customers Jacksonville FL 32246-6484	60.00%

	UBS WM USA OMNI Account M/F Jersey City, NJ 07310-2055	37.67%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of such Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

[1]

As of October 26, 2009, Merrill Lynch Pierce Fenner & Smith Inc., (“MLPF&S”) For the Sole Benefit of Its Customers, Jacksonville Fl 32246-6484 owned 60.00% of Loomis Sayles Securitized Asset Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MLPF&S For the Sole Benefit of Its Customers.

Management Ownership

As of record on October 26, 2009, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Funds.

As of October 26, 2009, the Profit Sharing Plan and Pension Plan each owned less than 1% of the outstanding shares of the Loomis Sayles High Income Opportunities Fund and the Pension Plan owned less than 1% of the Loomis Sayles Securitized Asset Fund.

The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan’s Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan’s shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O’Hara, John McGraw, Paul Sherba, John Russell, Warren Koontz and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreements. Under the advisory agreement with each Fund, Loomis Sayles manages the investment and reinvestment of the assets of each Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. Also, Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with federal and state regulatory authorities; expenses of meetings of shareholders and trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of a Fund’s registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of a Fund or regulatory authorities, and any costs of printing or mailing these items; and a Fund’s expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

The advisory agreement provides that Loomis Sayles will not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for its services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants. See the Prospectus and the applicable wrap program brochure for more information. Similarly, Loomis Sayles receives an advisory fee directly from institutional clients whose assets it advises under a separate investment management agreement.

The Trust, and not Loomis Sayles or its affiliates, will pay the following expenses: taxes payable by the Trust to federal, state or other governmental agencies; extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust or the Funds to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; brokerage fees and commissions (including dealer markups) and transfer taxes chargeable to the Trust in connection with the purchase and sale of portfolio securities for the Funds; costs, including any interest expenses, of borrowing money; costs of hedging transactions; costs of lending portfolio securities; and any expenses indirectly incurred through investments in other pooled investment vehicles.

Each advisory agreement provides that it will continue from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any material amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds, upon sixty days’ written notice, by Loomis Sayles upon ninety days’ written notice. Each agreement will terminate automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Funds shall at any time be required by Loomis Sayles to eliminate all reference to the words “Loomis” and “Sayles” in the name of the Trust or the Funds, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

In addition to serving as investment adviser to the Funds and each other series of the Trust, Loomis Sayles acts as investment adviser to each series of Loomis Sayles Funds II, and adviser or subadviser to certain series of Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust III, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management investment companies and also provides investment advice to numerous other corporate and fiduciary clients.

Information About the Organization and Ownership of the Adviser of the Funds

Loomis Sayles is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds’ portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis Asset Management Holdings LLC (“Natixis Holdings”), which in turn is a wholly-owned subsidiary of Natixis Global Asset Management, L.P., (“Natixis US”). Natixis US owns the entire limited partnership interest in Loomis Sayles.

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $256 billion in assets under management or administration as of September 30, 2009.

Allocation of Investment Opportunity Among Series of the Natixis Funds Trusts and Loomis Sayles Fund Trusts and Other Accounts Managed by the Adviser

Loomis Sayles has organized its business into two investment groups: The Fixed-Income Group and The Equity Group. The Fixed-Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which a fund (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant fund.

Distribution Agreement. Pursuant to a distribution agreement with the Trust (the “Distribution Agreement”), Natixis Distributors, L.P., 399 Boylston St., Boston, Massachusetts 02116, an affiliate of Loomis Sayles, serves as the general distributor of shares of the Funds. Under the Distribution Agreement, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the funds available through advertising and other means and the cost of printing and mailing the Prospectus to persons other than shareholders. The Distributor currently is not paid a fee for serving as Distributor for the funds. Loomis Sayles has agreed to reimburse the Distributor to the extent the Distributor incurs expenses in connection with any redemption of fund shares.

The Distribution Agreement was approved by the Trust’s Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Distribution Agreement.

The Distribution Agreement may be terminated at any time with respect to the Funds on 60 days’ written notice to the Distributor by vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the trustees who are not “interested persons” of the Trust, (as defined in the 1940 Act.) The Distribution Agreement also may be terminated by the Distributor on 90 days’ written notice to the Trust, and the Distribution Agreement automatically terminates in the event of its “assignment,” (as defined in the 1940 Act.) In each such case, such termination will be without payment of any penalty.

The Distribution Agreement will continue in effect for successive one-year periods with respect to the funds, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding voting securities of the funds and (ii) by the vote of a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust or the Distributor, in each case cast in person at a meeting called for that purpose.

Administration Services. Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), performs certain accounting and administrative services for the Trust, pursuant to an administrative services agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities. For these services, Loomis Sayles (without reimbursement from the Trust or Fund) has agreed to pay Natixis Advisors for services to the Funds under this agreement.

Transfer Agency Services. Pursuant to a contract between the Trust, on behalf of the Funds, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony Drive, Quincy, Massachusetts 02169, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares. Loomis Sayles has agreed to pay (without reimbursement from the Trust or Fund) fees to Boston Financial for services to the Funds under this agreement.

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, is the Trust’s custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total NAV, total net income and NAV per share of the Funds on a daily basis.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is [    ]. The independent registered public accounting firm conducts an annual audit of the Funds’ financial statements, assists in the review of federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Funds, and the financial statements contained in the Funds’ annual report for the year ended September 30, 2009 and incorporated by reference into this statement, have been so included in reliance on the reports of the Trust’s independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2009, many of the Portfolio Managers of the Funds managed other accounts in addition to managing the relevant Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Matthew J. Eagan	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]
Daniel J. Fuss	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]
Kathleen C. Gaffney	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]
Fan Hu	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]
Clifton V. Rowe	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]
Elaine M. Stokes	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]	[__	]	$	[__	]

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among a Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage” below.

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2009:

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of Loomis Sayles, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark (the Barclays Capital High Yield Index for the Loomis Sayles High Income Opportunities Fund and the Barclays Capital Securitized Index for the Loomis Sayles Securitized Asset Fund) and a customized peer group. The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, Loomis Sayles analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.

Mr. Fuss’ compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Messrs. Eagan and Rowe also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds.

General

Mutual funds are not included in the Loomis Sayles composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion over what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2009, the Portfolio Managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Matthew Eagan	Loomis Sayles High Income Opportunities Fund	[__]
Daniel J. Fuss	Loomis Sayles High Income Opportunities Fund	[__]
Kathleen C. Gaffney	Loomis Sayles High Income Opportunities Fund	[__]
Fan Hu	Loomis Sayles Securitized Asset Fund	[__]
Cliff Rowe	Loomis Sayles Securitized Asset Fund	[__]
Elaine Stokes	Loomis Sayles High Income Opportunities Fund	[__]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Subject to the overriding objective of obtaining the best possible execution of orders, the adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for a Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described in the section “Soft Dollars” below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer. During the fiscal year ended September 30, 2009, the Loomis Sayles High Income Opportunities Fund paid $[            ] in brokerage commissions and the Loomis Sayles Securitized Asset Fund paid $[            ] in brokerage commissions.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles’ selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e., “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are required by an applicable self-regulatory organization or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for a Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts, including the Funds, or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between the Funds’ interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents or other fees paid to dealers in connection with certain transactions to the extent consistent with relevant SEC interpretations.

Subject to procedures adopted by the Board of Trustees of the Trust, a Fund’s brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of a Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on, transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

The table below contains the aggregate value of securities of the Loomis Sayles High Income Opportunities and Loomis Sayles Securitized Asset Fund’s regular broker-dealers† as of the fiscal year ended September 30, 2009.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Each Regular Broker or Dealer (or its Parent) Held by Fund
Loomis Sayles High Income Opportunities Fund		$	[________	]
Loomis Sayles Securitized Asset Fund		$	[________	]

†	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

DESCRIPTION OF THE TRUST

The Declaration of Trust of Loomis Sayles Trust I currently permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of each series (each, a “fund”). Each share of each fund represents an equal proportionate interest in such fund with each other share of that fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declaration of Trust further permits the Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust’s Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each fund do not have any preemptive rights. Upon termination of any fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the funds are entitled to share pro rata in the net assets attributable to that class of shares of the funds available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The assets received by each series for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets are segregated and are charged with the expenses with respect to that series and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the series are allocated to the separate books of account of each series, certain expenses may be legally chargeable against the assets of all funds in the Trust.

The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the trustees may designate. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders’ investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new fund).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also, without shareholder approval, terminate the Trust or any Fund upon written notice to its shareholders.

Voting Rights

Shareholders of a Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the relevant Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees, except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in a Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect a Fund.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of a Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The by-laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds’ shares for sale, but it is possible that the Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of a combined prospectus for Funds of the Trusts.

Purchases and Redemptions

Shares of the Funds are offered exclusively to investors in certain “wrap fee” programs approved by Natixis Advisors or Loomis Sayles and to institutional clients of Loomis Sayles or Natixis Advisors that, in each case, meet the Funds’ policies as established by Loomis Sayles. Intermediary accounts must be held on the books of the Funds’ transfer agent in an omnibus fashion unless the intermediary has entered into an arrangement with the Funds. As of the date of this supplement, only one intermediary, UBS Financial Services, Inc., has entered into such an arrangement. There is no compensation available to intermediaries (with the exception of Merrill, Lynch, Pierce, Fenner & Smith, Incorporated) for the distribution or servicing of these funds. Approved investors may purchase and redeem Fund shares at a Fund’s NAV without a sales charge or other fee. For more information about the purchase and redemption of Fund shares, see the sections “General Information—How to Purchase Shares” and “General Information—How to Redeem Shares” in the Funds’ Prospectus.

The Funds will normally redeem shares for cash; however, a Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Fund at the beginning of such period.

A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See the section “Taxes.”

A purchase order received by Boston Financial, the Funds’ transfer agent, prior to the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally, 4:00 p.m., Eastern time) on a day when the Funds are open for business, will be effected at that day’s NAV. With respect to purchases of shares by institutional clients of Loomis Sayles, the settlement date (i.e., the date by which payment must be made for shares) for purchase orders received by Boston Financial is generally the next business day after receipt of such orders. For other information about the purchase and redemption of Fund shares, see the section “General Information – How to Redeem Shares” in the Funds’ Prospectus.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Net Asset Value

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each Fund (the excess of the assets of such Fund over the liabilities) is determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day that the Exchange is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures contracts are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued using interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the U.S., is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the U.S. will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the U.S. will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the U.S. may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. Each Fund may also value securities at fair value or estimate its value pursuant to procedures adopted by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the U.S. on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

The per share NAV of each Fund’s shares is computed by dividing the number of shares outstanding into the total NAV.

DISTRIBUTIONS

As described in the Prospectus in the section “Dividends and Distributions,” it is the policy of each Fund to pay to its shareholders each year, as dividends, all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains, if any, after offsetting any capital loss carryovers.

Investment income dividends and capital gain distributions are payable in full and fractional shares of the Funds based upon the NAV determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

As required by federal law, U.S. federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January 31 of the succeeding year.

TAXES

The following discussion of certain U.S. federal income tax consequences of investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to an investment in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special treatment accorded RICs under the Code, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described above in (i), income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. However, 100% of the net income derived by the Fund from an interest in a QPTP (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that is treated as a partnership for U.S. federal income tax purposes, and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements set forth in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (the “IRS”) with respect to identification of the issuer for a particular type of investment may adversely affect a Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amounts retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain. If a Fund retains any net capital gain, the Fund will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who in turn (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that a Fund will, make this designation if a Fund retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Income derived from investments in fixed-income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which the distributions are declared rather than the calendar year in which they are received.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital generally is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares. A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Securities issued or purchased at a discount and Pay-in-Kind securities. A Fund’s investments in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. Payment-in-kind securities will also give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no payments in cash on the security during the year.

Higher-Risk Securities. A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and interest. These and other related issues will be addressed by each Fund when, as and if it invests in such securities as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible by the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible by the issuer, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Foreign Taxes. Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by a Fund.

Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products. A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale, short sale and other rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses, or cause adjustments in the holding periods of Fund securities. These rules could therefore affect the amount, timing and/or character of distributions to Fund shareholders. In addition, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, in particular in respect of credit default swaps and certain other swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Investments by a Fund in certain derivative instruments, a Fund’s hedging activities, and a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC.

Passive Foreign Investment Companies. Funds that invest in foreign securities may own shares (or be treated as owning shares) in certain foreign entities that are traded to as “passive foreign investment companies” (“PFICs”), which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. Each Fund may also in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives distributions from the PFIC. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

REITs, REMICs, and TMPs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.

The Funds may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interest in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Funds’ income (including income allocated to the Funds from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide that excess inclusion income of a RIC will generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income.

Tax-Exempt Shareholders. Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking effect”, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply when CRT invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year, 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on the portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders. Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if the dividends are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of each Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Funds, however, do not intend to make such designations.

Special rules would apply if a Fund were either a “U.S. real property holding corporation“ (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. USRPIs are defined as any interest (other than solely as a creditor) in U.S. real property and any equity interest in a USRPHC. If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, distributions by the Fund to a Foreign Person that are attributable to gains realized by the Fund on the disposition of USRPIs, and to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, may be subject to U.S. tax withholding and may also result in the Foreign Person being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. In addition, a Fund that is a USRPHC may be required to withhold U.S. tax on the proceeds of share redemptions by certain Foreign Persons, in which case such Foreign Persons would also be required to file U.S. tax returns. On or before December 31, 2009, however, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund were a USRPHC that is considered to be “domestically controlled“ or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2009, it will expire at that time and any previously exempt Fund will be required to withhold as described above. It is currently unclear whether Congress will extend this exemption from withholding beyond December 31, 2009.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the U.S., and Fund dividends received by such holder are effectively connected with the conduct of such trade or business in the U.S., the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the U.S., or (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on Foreign Persons in order to qualify for an exemption from the backup withholding tax rates described above or a reduced rate of withholding provided by treaty.

Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment in their particular tax situations.

Dividends, distributions and gains from the sale of a Fund’s shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

FINANCIAL STATEMENTS

The financial statements and financial highlights and the related reports of the independent registered public accounting firm included in the Funds’ annual report dated September 30, 2009 are incorporated herein by reference to such report. The Funds’ annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Distributor at: Natixis Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116. The annual reports are also available on-line at the SEC’s website, at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Some of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Standard & Poor’s—A brief description of the applicable rating symbols of Standard & Poor’s and their meanings (as published by Standard & Poor’s) follows:

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment.

C

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example “SP-1+/A-1+”).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Ratings

Moody’s assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program’s relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

•	Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

•	Notes allowing for negative coupons, or negative principal;

•	Notes containing any provision that could obligate the investor to make any additional payments;

•	Notes containing provisions that subordinate the claim.

For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

For credit-linked securities, Moody’s policy is to “look through” to the credit risk of the underlying obligor. Moody’s policy with respect to non-credit linked obligations is to rate the issuer’s ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior most long-term rating of the issuer, its guarantor or support provider.

Fitch Investor Services, Inc. – A brief description of the applicable rating symbols of Fitch Investor Services, Inc. (“Fitch”) and their meanings (as published by Fitch) follows:

Credit Ratings

Fitch’s Ratings credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Long-Term Credit Ratings

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings web-site.

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

Substantial credit risk. Default is a real possibility.

CC

Very high levels of credit risk. Default of some kind appears probable.

C

Exceptionally high levels of credit risk. Default is imminent. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; and

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD

Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D

Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Short-Term Credit Ratings

Short-Term Ratings Assigned to Obligations in Corporate, Sovereign and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1

Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good short-term credit quality. Good intrinsic capacity for the timely payment of financial commitments.

F3

Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D

Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Standard Rating Actions

Affirmed

The rating has been reviewed and no change has been deemed necessary.

Confirmed

Due to an external request or change in terms, the rating has been reviewed for the change in terms, and no rating change has been deemed necessary as a result of the change in terms.

Downgrade

The rating has been lowered in the scale.

Paid-In-Full

This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

Rating Watch On

The issue or issuer has been placed on active Rating Watch status.

Revision Outlook

The Rating Outlook status has been changed.

Upgrade

The rating has been raised in the scale.

Withdrawn

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WR’.

Published

Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action is intended for use when a previously private rating is published.

NR

Fitch Ratings does not publicly rate the issuer or issue in question.

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2010

LOOMIS SAYLES FUNDS I

Loomis Sayles Bond Fund

Institutional Class (LSBDX), Retail Class (LSBRX) and Admin Class (LBFAX)

Loomis Sayles Global Bond Fund

Institutional Class (LSGBX) and Retail Class (LSGLX)

Loomis Sayles Inflation Protected Securities Fund

Institutional Class (LSGSX)

Loomis Sayles Small Cap Value Fund

Institutional Class (LSSCX), Retail Class (LSCRX) and Admin Class (LSVAX)

LOOMIS SAYLES FUNDS II

Loomis Sayles Small Cap Growth Fund

Institutional Class (LSSIX) and Retail Class (LCGRX)

This Statement of Additional Information (the “Statement”) contains information which may be useful to investors but which is not included in the Statutory Prospectuses of the series of Loomis Sayles Funds I or Loomis Sayles Funds II listed above (collectively the “Funds,” with each series being known as a “Fund”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Loomis Sayles Retail Income Funds Statutory or Summary Prospectus or Loomis Sayles Retail Equity Funds Statutory or Summary Prospectus, each dated February 1, 2010, as may be revised from time to time and supplemented (the “Prospectus” or “Prospectuses”). Investors may obtain the Prospectuses without charge from Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594, by calling 800-633-3330 or by visiting www.loomissayles.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com.

M-LSLRSAI-0210

THE TRUSTS

Loomis Sayles Funds I and Loomis Sayles Funds II (each, a “Trust” and together, the “Trusts”) are each registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Loomis Sayles Funds I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated December 23, 1993, as amended and restated on June 22, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to July 1, 2003, Loomis Sayles Funds I was named “Loomis Sayles Investment Trust.” The Trust offers a total of ten series.

The Loomis Sayles Bond Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 16, 1991. The Loomis Sayles Global Bond Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 10, 1991. The Loomis Sayles Small Cap Value Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 13, 1991. The Loomis Sayles Inflation Protected Securities Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 21, 1991. The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Small Cap Value Fund each reorganized into newly created series of Loomis Sayles Funds I and ceased to be series of Loomis Sayles Funds II on September 12, 2003.

Loomis Sayles Funds II is organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated February 20, 1991, as amended and restated on July 21, 2005, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. The Trust offers a total of eleven series. Prior to July 1, 2003, Loomis Sayles Funds II was named “Loomis Sayles Funds.”

The Loomis Sayles Small Cap Growth Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on January 2, 1997. Admin Class shares of the Loomis Sayles Small Cap Growth Fund were converted into Retail Class shares on May 21, 2003.

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The other restrictions set forth below are not fundamental policies and may be changed by each Trust’s Board of Trustees. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Loomis Sayles Bond Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(7)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(8)	Borrow money, except to the extent permitted under the 1940 Act.

(9)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “adviser”) or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(13)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (16) below; any borrowing permitted by restrictions (8) and (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to by the staff of the SEC

The Loomis Sayles Bond Fund may:

(16)	Pledge its assets to the maximum extent permitted by applicable law.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (15), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates or otherwise designates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Global Bond Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)
(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(7)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).
*(8)	Borrow money, except to the extent permitted under the 1940 Act.

(9)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(13)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (16) below; any borrowing permitted by restrictions (8) and (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The Loomis Sayles Global Bond Fund may:

(16)	Pledge its assets to the maximum extent permitted by applicable law.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (15), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Inflation Protected Securities Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(7)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(8)	Borrow money, except to the extent permitted under the 1940 Act.

(9)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(13)	Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (17) below; any borrowing permitted by restrictions (8) and (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15)	Invest more than 20% of its net assets (plus any borrowings made for investment purposes) in securities that are not backed by the full faith and credit of the U.S. government. Prior to implementation of any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders. In interpreting this restriction, the 20% policy is applied to current market value.

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The Loomis Sayles Inflation Protected Securities Fund may:

(17)	Pledge its assets to the maximum extent permitted by applicable law.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (15), the 20% policy is applied to current market value. However, if the Fund no longer meets the 20% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it would be required to make future investments in a manner that would bring the Fund into compliance with the 20% requirement, but would not be required to sell portfolio holdings that have increased in value.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Small Cap Value Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(7)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(8)	Borrow money, except to the extent permitted under the 1940 Act.

(9)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

*(13)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (15) below; any borrowing permitted by restrictions (8) and (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(14)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of small cap companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such rule may be interpreted from time to time by the staff of the SEC. Currently, the Fund defines a small cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment.

The Loomis Sayles Small Cap Value Fund may:

(15)	Pledge its assets to the maximum extent permitted by applicable law.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (14), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Small Cap Growth Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(7)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(8)	Borrow money, except to the extent permitted under the 1940 Act.

(9)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

*(13)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (15) below; any borrowing permitted by restrictions (8) and (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(14)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of small cap companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such rule may be interpreted from time to time by the staff of the SEC. Currently, the Fund defines a small cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment.

The Loomis Sayles Small Cap Growth Fund may:

(15)	Pledge its assets to the maximum extent permitted by applicable law.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (14), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Investment Strategies

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by Loomis Sayles in managing the Funds. Each Fund’s principal strategies are detailed in its Prospectus. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, investments and practices for investments. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the applicable Prospectus, in the section “Investment Restrictions” in this Statement, or under applicable law, each Fund may engage in the strategies listed below and other strategies, and invest in the securities and instruments listed below and other securities and instruments. Loomis Sayles may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus and/or this Statement will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus and/or this Statement.

Fund	Securities	Practices
Bond Fund

Debt Securities (Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Paper, Convertible Securities, Corporate Securities, Investment Grade Fixed-Income Securities, Lower Quality Fixed-Income Securities, Mortgage-Related Securities, Preferred Stock, REITs, Stripped Securities, Mortgage-Backed Securities, U.S. Government Securities, When-Issued Securities, Zero-Coupon Securities, 144A Securities, Mortgage Dollar Rolls, Inflation-Linked Securities, Bank Loans) Equity Securities (Investment Companies)

Foreign Securities (Currency Transactions, Emerging Markets, Supranational Entities)

Temporary Defensive Strategies, Repurchase Agreements, Swap Contracts, Illiquid Securities, Futures Contracts, Options.

Global Bond Fund

Debt Securities (Investment Grade Fixed-Income Securities, Corporate Bonds, Convertible Securities, World Government Securities, Lower Quality Fixed-Income Securities, Asset-Backed Securities, Zero-Coupon Securities, 144A Securities, Mortgage-Related Securities, REITs, Stripped Securities, Mortgage-Backed Securities, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Inflation-Linked Securities, Bank Loans)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities, Currency Transactions)

Temporary Defensive Strategies, Repurchase Agreements, Futures Contracts, Options, Swap Contracts.

Inflation Protected Securities Fund	Debt Securities (U.S. Government Securities, Mortgage-Related Securities, Inflation-Linked Bonds) Equity Securities (Investment Companies)	Futures Transactions, Options, Swap Contracts, Temporary Defensive Strategies.

Fund	Securities	Practices
Small Cap Value Fund	Equity Securities (REITs, Investment Companies, Small Cap Companies) Foreign Securities (Emerging Markets, Currency Transactions)	144A Securities, Futures Contracts, Options, Securities Lending, Temporary Defensive Strategies.

Small Cap Growth Fund	Equity Securities (Small Cap Companies, Investment Companies) Foreign Securities (Emerging Markets, Currency Transactions)	144A Securities, Futures Contracts, Options, Securities Lending, Temporary Defensive Strategies.

Adjustable Rate Mortgage Security (“ARM”)

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. ARMs involve risks similar to those described in the section “Mortgage-Related Securities.”

Asset-Backed Securities

Certain Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The value of some asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. Asset-backed securities involve risks similar to those described in the section “Mortgage-Related Securities.”

Bank Loans

The Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many banks loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

A Fund may participate in the primary syndicate for a bank loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Collateralized Mortgage Obligations (“CMOs”)

Certain Funds may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. CMOs may be issued either by a U.S. Government instrumentalities or by non-governmental entities. CMOs are not direct obligations of the U.S. Government. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risk similar to those described in the section “Mortgage-Related Securities.”

Common Stocks and Other Equity Securities

Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called “equity securities,” are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities. As mentioned above, common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities, potentially in a significant amount. The value of your investment in a fund that invests in equity securities may decrease. The Funds may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See the section “Small Capitalization Companies.” The Funds’ investments may include securities traded “over-the-counter” (“OTC”) as well as those traded on a securities exchange. Some securities, particularly OTC securities, may be more difficult to sell under some market conditions.

Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles’ assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that Loomis Sayles has placed on it.

Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles’ assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that Loomis Sayles has placed on it. The Loomis Sayles Small Cap Value Fund generally invests a significant portion of its assets in value stocks.

Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Convertible Securities

Some Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Depositary Receipts

Certain Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by an arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

Derivative Instruments

Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. For additional information about the use of derivatives in connection with foreign currency transactions, see the section “Foreign Currency Transactions.” The adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The adviser will “cover” its obligations under its derivative contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions. Examples of derivative instruments that a Fund may use include (but are not limited to) options and warrants, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, difficulties in valuation, leverage risk and the risk that the use of derivatives could result in significantly greater losses or lower income or gains than if they had not been used. See the section “Certain Additional Risks of Derivative Instruments.” Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although a Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended, (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Several types of derivative instruments in which a Fund may invest are described in more detail below. However, the Funds are not limited to investments in these instruments.

Futures Contracts

Futures transactions involve a Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets, for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures trade in contracts equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian liquid assets eligible for purchase by the Fund equal to its daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with liquid assets eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked to market net obligation under the futures contracts. Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, futures contracts, securities indices (including futures on securities indices) or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire. Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities or options exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

Options on Indices

Some Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

Some Funds may purchase or write both exchange-traded and OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

Some Funds may invest in forward contracts. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency or other asset at a future date at a specified price. For example, forward contracts may be used when the adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the adviser will “cover” its obligations under forward contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

Swap Transactions

Some Funds may enter into a variety of swap agreements, including, but not limited to, interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets to add economic leverage to the Fund’s portfolio or to shift the Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Some Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, dependent upon the terms of the swap.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, dependent upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Some Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Other Derivatives; Future Developments

The above discussion relates to the Funds’ proposed use of certain types of derivatives currently available. However, the Funds are not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, the Funds may use derivatives not currently available or widely in use.

Certain Additional Risks of Derivative Instruments

The use of derivative instruments, including the futures contracts, options and warrants, forward currency contracts and swap transactions described above, involves risks in addition to those described above or in the Prospectuses. One risk arises because of the imperfect correlation between movements in the price of derivatives contracts and movements in the price of the securities, indices or other assets serving as reference instruments for the derivative. A Fund’s derivative strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that a Fund will be able to effect such compensation. For example, the correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for stock index futures may not correspond perfectly to hours of trading on the exchange to which a particular stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the presence of speculators may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of a Fund’s derivative instruments may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in the Fund’s portfolio. All transactions in derivatives involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. For example, when a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The successful use of derivatives will usually depend on the adviser’s ability to forecast securities market, currency or other financial market movements correctly. For example, a Fund’s ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of certain other derivatives also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in derivatives markets outside of the United States are subject to many of the same risks as other foreign investments.

The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, Loomis Sayles may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills and commercial paper. Since interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of debt securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value (“NAV”) of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment Grade Fixed-Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”)) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower Quality Fixed-Income Securities. Lower quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the three major rating agencies (Fitch, Moody’s or S&P) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower quality fixed-income securities are subject to greater credit risk and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on Loomis Sayles’ own credit analysis than is the case with funds that invest in higher quality fixed-income securities. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Foreign Currency Transactions

Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate or may enter into futures contracts on an exchange. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either designated on the Fund’s records or held in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. Forward contracts are subject to many of the same risks as derivatives described in the section “Derivative Instruments” above. Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets or may incur increased currency conversion costs to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

In addition, some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by the Fund, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described in the section “Derivative Instruments.”

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described in the section “Foreign Securities.”

Foreign Securities

Certain Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because a Fund may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that a Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although a Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Illiquid Securities

Certain Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trusts’ Board of Trustees, that the particular issue is liquid.

Inflation-Linked and Inflation-Indexed Securities

Certain Funds may invest in inflation-linked securities. Inflation-linked securities are fixed-income securities whose principal value is adjusted periodically according to the rate of inflation. Some Funds, particularly Loomis Sayles Global Bond Fund, may invest in inflation-linked securities issued by the Japanese government. These securities generally have maturities of ten or thirty years and interest is payable semiannually. The principal amount of these securities increases as in the price index used as a reference for the securities. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period holds inflation-linked securities, the Fund may earn less on such securities than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked securities issued by the Japanese government will be subject to the risks described in the section “Foreign Securities.” Certain Funds may also invest in Treasury Inflation-Protected Securities issued by the U.S. Government. See the section “U.S. Government Securities” for additional information.

Initial Public Offerings

Certain funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. The Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains. The availability of IPOs may be limited so that a Fund does not get the full allocation desired.

Investment Companies

Certain Funds may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In some cases, when a Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company.

Mortgage Dollar Rolls

Certain Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities

Certain funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayment. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities.

The value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed, mortgage-related and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories, less documentation or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages.

Securities issued by the GNMA and the FNMA and similar issuers may also be exposed to risks described in the section “U.S. Government Securities.”

Money Market Instruments

Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates may change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market-type instruments have experience financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply. In addition, recently, many money market instruments previously thought to be highly liquid have become illiquid. If money market instruments become illiquid, the Funds may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Pay-in-Kind Securities

Certain Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Private Placements

The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult or impossible to sell the securities when its adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely-held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of the Funds’ adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately-negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Certain Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

REITs

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified outside of real estate, and are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than more widely-held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by each Trust’s Board of Trustees, that the particular issue is liquid.

Securities Lending

A Fund may lend from its total assets in the form of portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with the Fund’s custodian of collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements, a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. A Fund pays various fees in connection with such loans.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Generally, portfolio turnover considerations will not limit the adviser’s investment discretion in managing a Fund’s assets. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

Small Capitalization Companies

The Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The NAV of funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Structured Notes

Certain Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Step-Coupon Securities

Certain Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. Government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities.

Supranational Entities

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. In addition to the risks of investing in securities generally, obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described in the section “Foreign Securities.”

Tax-Exempt Securities

The Funds may invest in tax-exempt securities (“Tax-Exempt Securities”), which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s portfolio manager to be reliable), exempt from U.S. federal income tax. Tax-Exempt

Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax-Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term “Tax-Exempt Securities” if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s portfolio manager to be reliable), exempt from U.S. federal income taxation.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for “substantial users” of facilities financed by such obligations or bonds or for “related persons” of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a “substantial user” or a “related person” of a substantial user.

There are variations in the quality of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A for a description of securities ratings).

The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax-Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax-Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Fitch, Moody’s and S&P represent their opinions as to the quality of the Tax-Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax-Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Fund’s adviser will consider such an event as part of its normal, ongoing review of all the Fund’s portfolio securities.

The Funds do not currently intend to invest in so-called “moral obligation” bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the “moral obligation,” meets the investment criteria established for investments by such Fund.

Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of the Fund’s Tax-Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the U.S. federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Funds and the value of such Funds’ portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual funds savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

See the section “Mortgage-Related Securities” for additional information on these securities.

Warrants and Rights

Certain Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investments in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

When-Issued Securities

“When-issued” securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund’s investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to a Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. A Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Zero-Coupon Securities

Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” (a “RIC”) under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, Loomis Sayles may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) or invest up to 100% of its assets in cash, high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality debt instruments.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

Generally, the Funds intend to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the adviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

Each Trust’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.loomissayles.com. Generally, full portfolio holdings information will not be posted until it is aged at least 30 days. A list of the Funds’ top 10 holdings will generally be available on a monthly basis within 6 days after month end. Any holdings information that is released will clearly indicate the date of the information, and will state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website, provided the information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis & Co., LLC, as part of the proxy voting administration and research services, respectively, provided to the adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the adviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accounting firm, Fund counsel and independent trustees’ counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Funds’ adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty to not trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Funds, Bloomberg (daily disclosure of full portfolio holdings, provided next business day), Barclays Capital (periodic disclosure of full portfolio holdings) and Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser, and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ U.S. federal income and excise tax returns. Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by each Fund’s adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, each Fund’s and the adviser’s fiduciary duty to shareholders, and each Fund’s code of ethics. Each Funds’ policies expressly prohibit the sharing of portfolio holdings information if each Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by each Fund’s adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE TRUSTS

Each Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trusts. For purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trusts. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons”, as defined by the 1940 Act, of the relevant Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	39 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2005 for Loomis Sayles Funds I and Loomis Sayles Funds II Contract Review and Governance Committee	Formerly, President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	39 None

Edward A. Benjamin (1938)	Trustee Since 2002 for Loomis Sayles Funds I and Loomis Sayles Funds II Chairman of the Contract Review and Governance Committee	Retired	39 None

Daniel M. Cain (1945)	Trustee Since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer), Cain Brothers & Company, Incorporated (investment banking)	39 Director, Sheridan Healthcare Inc. (physician practice management)

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Kenneth A. Drucker (1945)	Trustee Since 2008 for Loomis Sayles Funds I and Loomis Sayles Funds II Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	39 None

Wendell J. Knox**** (1948)	Trustee Since 2009 for Loomis Sayles Funds I and Loomis Sayles Funds II Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	39 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Trustee since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II

Ex-officio member of the Audit Committee and Contract Review and Governance Committee

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	39 Director, Verizon Communications; Director, AES Corporation (international power company)

Cynthia L. Walker (1956)	Trustee Since 2005 for Loomis Sayles Funds I and Loomis Sayles Funds II Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	39 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104

Trustee

Since 2002 for Loomis Sayles Funds I and Loomis Sayles Funds II

President and Chief Executive Officer of Loomis Sayles Funds I since 2002

Chief Executive Officer of Loomis Sayles Funds II since 2002

		President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.	39 None

John T. Hailer[2] (1960)	Trustee Since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II	President and Chief Executive Officer–U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or Loomis Sayles. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The trustees of the Trusts serve as trustees of a fund complex that includes all series of Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as trustee effective July 1, 2009.
[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Officers of the Trusts

Name and Year of Birth	Position(s) Held With the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P., and Natixis Asset Management Advisors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President of Loomis Sayles Funds I and Loomis Sayles Funds II	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

David L. Giunta (1965)	President of Loomis Sayles Funds II; Executive Vice President of Loomis Sayles Funds I	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer; Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Mr. Fuss is not an officer of the Natixis Funds Trusts or the Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Distributors, L.P., Natixis Advisors, or Loomis Sayles are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of each Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Funds’ adviser and each Trust, and governance matters relating to each Trust. During the fiscal year ended September 30, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on each Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of each Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2009, this Committee held six meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee

Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Wendell J. Knox

As chairperson of the Board of Trustees, Ms. Moose is an ex-officio member of both Committees.

Fund Securities Owned by the Trustees

As of [    ], the trustees had the following ownership in the Funds:

Interested Trustees:

Dollar Range of Fund Shares*	Robert J. Blanding		John T. Hailer
Loomis Sayles Bond Fund	[	]	[	]
Loomis Sayles Global Bond Fund	[	]	[	]
Loomis Sayles Inflation Protected Securities Fund	[	]	[	]
Loomis Sayles Small Cap Growth Fund	[	]	[	]
Loomis Sayles Small Cap Value Fund	[	]	[	]
Aggregate Dollar Range of Fund Shares in All Funds Overseen by Trustee in the Fund Complex

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000

Independent Trustees:

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**		Charles D. Baker**		Edward A. Benjamin**		Daniel M. Cain**		Kenneth A. Drucker		Wendell J. Knox**/ ***		Sandra O. Moose		Cynthia L. Walker**
Loomis Sayles Bond Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Loomis Sayles Global Bond Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Loomis Sayles Inflation Protected Securities Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Loomis Sayles Small Cap Growth Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Loomis Sayles Small Cap Value Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Aggregate Dollar Range of Fund Shares in All Funds Overseen by Trustee in the Fund Complex	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as Trustee effective July 1, 2009.

Trustee Fees

The Trusts pay no compensation to their officers or to their Interested Trustees.

The Chairperson of the Boards receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts and Loomis Sayles Funds and Gateway Trust and Hansberger International Series, Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended September 30, 2009, the trustees of the Trusts received the amounts set forth in the following table for serving as trustees of the Trusts and for also serving as trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as part of Fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended September 30, 2009

	Aggregate Compensation from Loomis Sayles Funds I*			Aggregate Compensation from Loomis Sayles Funds II**			Pension or Retirement Benefits Accrued as Part of Fund Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation from the Fund Complex***
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Charles D. Baker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Edward A. Benjamin	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Daniel M. Cain	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Kenneth A Drucker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Wendell J. Knox****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Jonathan P. Mason*****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Sandra O. Moose	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Cynthia L. Walker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
INTERESTED TRUSTEES
John T. Hailer	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Robert J. Blanding	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

*	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2009, with respect to Loomis Sayles Funds I. The total amount of deferred compensation accrued for Loomis Sayles Funds I as of September 30, 2009 for the trustees is as follows: Allison ($[ ]), Baker ($[ ]), Benjamin ($[ ]), Cain ($[ ]), Knox ($[ ]), Mason ($[ ]) and Walker ($[ ]).
**	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2009, with respect to Loomis Sayles Funds II. The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2009 for the trustees is as follows: Allison ($[ ]), Baker ($[ ]), Benjamin ($[ ]), Cain ($[ ]), Knox ($[ ]), Mason ($[ ]) and Walker ($[ ]).
***	Total Compensation represents amounts paid during the fiscal year ended September 30, 2009 to a trustee for serving on the Board of Trustees of nine (9) trusts with a total of thirty-nine (39) funds as of September 30, 2009.
****	Mr. Knox was appointed as trustee on July 1, 2009
*****	Mr. Mason served as a Trustee until his resignation on June 30, 2009.

The Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

Code of Ethics. The Trusts, Loomis Sayles, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies. The Boards of Trustees of the Funds have adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to Loomis Sayles, the Funds’ investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to each Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted “against.” The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser shall make available to each Fund, or Natixis Advisors, the Fund’s administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”) to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process, including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2009 is available without charge (i) through the Funds’ website, www.loomissayles.com and (ii) on the SEC’s website at www.sec.gov.

OWNERSHIP OF FUND SHARES

The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding securities. Information provided in this table is as of October 26, 2009.*

To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Bond Fund[1]
Institutional Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	36.97%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	16.04%

	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive Jacksonville, FL 32246-6484	6.95

	Citigroup Global Markets Inc. 388 Greenwich Street New York, NY 10013-2375	5.78%

Retail Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	39.02%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	20.98%

Admin Class Shares	Nationwide Trust Co. P.O. Box 182029 Columbus, OH 43218-2029	18.97%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	10.34%

	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive Jacksonville, FL 32246-6484	10.09%

	UBS WM USA 499 Washington Blvd Fl 9 Jersey City, NJ 07310-2055	6.39%

Loomis Sayles Global Bond Fund[2]
Institutional Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	19.55%

	Inova Healthcare Services 8110 Gatehouse Road Falls Church, VA 22042-1254	17.64%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	14.56%

	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive Jacksonville, FL 32246-6484	5.93%

Retail Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	44.75%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	25.06%
Loomis Sayles Small Cap Value Fund[3]
Institutional Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	15.74%

	Fidelity Investment Institutional Operations Co. (FIIOC) as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015-1999	13.30%

	Citigroup Global Markets Inc. 388 Greenwich Street New York, NY 10013-2375	12.19%

	Wells Fargo Bank NA PO Box 1533 Minneapolis, MN 55480-1533	7.52%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	5.48%

Admin Class Shares	Reliance Trust Company 8515 East Orchard Rd Greenwood Village, CO 80111-5002	25.96%

	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive Jacksonville, FL 32246-6484	24.68%

	ING Group Trust 400 Atrium Drive Somerset, NJ 08873-4162	7.25%

Retail Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	46.64%

	Fidelity Investment Institutional Operations Co. (FIIOC) as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015-1999	15.88%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	10.10%

	ING Life Insurance Company 151 Farmington Avenue Hartford, CT 06156-0001	9.08%
Loomis Sayles Inflation Protected Securities Fund[4]
Institutional Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	27.70%

	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive Jacksonville, FL 32246-6484	12.67%

	Loomis Sayles Distributors LP One Financial Center Boston, MA 02111-2621	10.72%

	Loomis Sayles Trust Co LLC One Financial Center Boston, MA 02111-2647	8.59%
Loomis Sayles Small Cap Growth Fund
Institutional Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	44.07%

	OTC Custodian FBO NEF Agents Retirement Plans 8515 East Orchard Road Greenwood Village, CO 80111-5002	21.43%

	Wachovia Bank 1525 West WT Harris Blvd Charlotte, NC 28288	7.68%

Retail Class Shares	Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	9.11%

	National Financial Services Corp For Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center New York, NY 10281-1003	9.09%

	PMS/Prudential Retirement 28 West Adams Avenue Detroit, MI 48226-1610	7.22%

	PMS/Prudential Retirement 1021 Central Expy S Allen, TX 75013-2790	6.06%

[1]

As of October 26, 2009, Charles Schwab & Company Inc, 101 Montgomery Street, San Francisco, CA 94104-4151 owned 39.34% of the Loomis Sayles Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.

[2]

As of October 26, 2009, Charles Schwab & Company Inc., Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104-4151 owned 31.49% of the Loomis Sayles Global Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.

[3]

As of October 26, 2009, Charles Schwab & Company Inc., 101 Montgomery Street, San Francisco, CA 94104-4151 owned 26.94% of the Loomis Sayles Small Cap Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.

[4]

As of October 26, 2009, Charles Schwab & Company Inc., 101 Montgomery Street, San Francisco, CA 94104-4151 owned 27.70% of the Loomis Sayles Inflation Protected Securities Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

Management Ownership

As of record on October 26, 2009, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds.

As of October 26, 2009, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 16.40% of the Loomis Sayles Inflation Protected Securities Fund, 10.00% of the Loomis Sayles Small Cap Growth Fund, and 3.10% of the Loomis Sayles Small Cap Value Fund.

As of October 26, 2009, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 10.10% of the Loomis Sayles Small Cap Growth Fund. The Pension Plan owned less than 1% of the outstanding shares of the Loomis Sayles Inflation Protected Securities Fund and the Loomis Sayles Small Cap Value Fund.

The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan’s Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan’s shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O’Hara, John McGraw, Paul Sherba, John Russell, Warren Koontz and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

INVESTMENT ADVISORY AND OTHER SERVICES

Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $138 billion in assets under management as of September 30, 2009. Loomis Sayles has an extensive internal research staff. Loomis Sayles makes investment decisions for each Fund.

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $256 billion in assets under management or administration as of September 30, 2009.

Advisory Agreements. Each Fund’s advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trusts and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund’s assets in accordance with its investment objectives and policies. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund’s average daily net assets:

Fund	Rate
Loomis Sayles Bond Fund	0.60 0.50 0.49	% % %	of the first $3 billion of the next $12 billion thereafter
Loomis Sayles Global Bond Fund	0.60 0.50 0.48	% % %	of the first $1 billion of the next $1 billion thereafter
Loomis Sayles Inflation Protected Securities Fund	0.25%
Loomis Sayles Small Cap Growth Fund	0.75%
Loomis Sayles Small Cap Value Fund	0.75%

Each Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trusts’ Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, litigation and other extraordinary expenses, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and costs of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Funds’ adviser, or its affiliates, other than affiliated registered investment companies. In the case of Class Y shares, certain expenses may be allocated differently among the Fund’s Classes A and C shares, on the one hand, and Class Y shares on the other hand. (See the section “Description of the Trusts.”)

Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Funds’ adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act).

Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amounts of investment advisory fees from each Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions for each Fund. These amounts include amounts paid by a Fund’s predecessor, where applicable.

	Fiscal Year Ended 9/30/07			Fiscal Year Ended 9/30/08			Fiscal Year Ended 9/30/09
	Advisory Fees	Fee Reductions		Advisory Fees	Fee Reductions		Advisory Fees			Fee Reductions
Loomis Sayles Bond Fund	$56,465,051	—	*	$86,455,857	—	*	$	[	]	[	]
Loomis Sayles Global Bond Fund	$8,474,851	—	*	$12,638,603	—	*	$	[	]	[	]
Loomis Sayles Inflation Protected Securities Fund	$29,106	—	*	$39,289	—	*	$	[	]	[	]
Loomis Sayles Small Cap Growth Fund	$213,916	$47,316	*	$726,130	—	*	$	[	]	[	]
Loomis Sayles Small Cap Value Fund	$7,150,945	—	*	$8,053,932	—	*	$	[	]	[	]

*	In addition to the reduction of management fees, class level and other expenses have been reimbursed as indicated below.

The table below shows the class level and other expenses of the Funds that were reimbursed for the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009.

Fund	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08	Fiscal Year Ended 9/30/09
Loomis Sayles Bond Fund	$215,069	$81,414	$	[	]
Loomis Sayles Global Bond Fund	$268,311	—	$	[	]
Loomis Sayles Inflation Protected Securities Fund	$102,653	$85,963	$	[	]
Loomis Sayles Small Cap Growth Fund	$18,358	$95,181	$	[	]
Loomis Sayles Small Cap Value Fund	$450,879	$767,446	$	[	]

Loomis Sayles has given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Funds in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking is in effect through January 31, 2011, and will be reevaluated on an annual basis. Loomis Sayles will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund		February 1, 2010
Institutional Class	0.70%
Retail Class	0.95%
Admin Class	1.20%

Loomis Sayles Global Bond Fund		February 1, 2010
Institutional Class	0.75%
Retail Class	1.00%

Loomis Sayles Inflation Protected Securities Fund		February 1, 2010
Institutional Class	0.40%

Loomis Sayles Small Cap Growth Fund		February 1, 2010
Institutional Class	1.00%
Retail Class	1.25%

Loomis Sayles Small Cap Value Fund		February 1, 2010
Institutional Class	0.90%
Retail Class	1.15%
Admin Class	1.40%

In addition to serving as investment adviser to certain series of the Trusts, Loomis Sayles also acts as investment adviser to certain series of Natixis Funds Trust I and Natixis Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

Distribution Agreements and Rule 12b-1 Plans. Under separate agreements with the Funds, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (each a “Distribution Agreement”) the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing the Prospectuses to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund.

The Distributor is paid by each Fund the service and distribution fees described in the applicable Prospectus. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund’s shares.

As described in their Prospectuses, the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund have adopted Rule 12b-1 plans (“Plans”) for their Retail Class shares and with respect to the Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund, their Admin Class shares. The Plans, among other things, permit the Retail and Admin Classes to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class and Admin Class as compensation for its services as principal underwriter of the shares of such class. Some Funds’ classes may pay the Distributor monthly fees of less than 0.25% of the relevant Class’s assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreements) was approved by the relevant Trust’s Board of Trustees, including a majority of the trustees who are not interested persons of the Trusts (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreements. The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant Class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

The following table provides information on the amount of fees paid by each of the Funds under these Plans during the past three fiscal years:

Fund	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08	Fiscal Year Ended 9/30/09
Loomis Sayles Bond Fund
Retail Class	$10,826,900	$19,616,387	$	[	]
Admin Class	$754,292	$1,141,246	$	[	]

TOTAL	$11,581,192	$20,757,633	$	[	]

Loomis Sayles Global Bond Fund
Retail Class	$1,730,459	$2,780,722	$	[	]

TOTAL	$1,730,459	$2,780,722	$	[	]

Loomis Sayles Small Cap Growth Fund
Retail Class	$12,629	$140,202	$	[	]

TOTAL	$12,629	$140,202	$	[	]

Loomis Sayles Small Cap Value Fund
Retail Class	$932,610	$1,174,810	$	[	]
Admin Class	$390,830	$395,796	$	[	]

TOTAL	$1,323,440	$1,570,606	$	[	]

During the fiscal year ended September 30, 2009, the Distributor’s expenses relating to the Fund’s 12b-1 plans were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):

Fund	Advertising			Compensation to Underwriters			Compensation to Broker- Dealers			Compensation to Sales Personnel			Other Distribution Costs
Loomis Sayles Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Global Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Inflation Protected Securities Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Small Cap Growth Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Other Services. Natixis Advisors performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities.

For the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009, pursuant to the administrative services agreement between Natixis Advisors and the Trusts, Natixis Advisors was reimbursed or was paid by each Trust, on behalf of the Funds, the following amounts:

	Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2008		Fiscal Year Ended September 30, 2009
	Fee	Fee	Fee Waived*	Fee			Fee Waived
Loomis Sayles Bond Fund	$5,914,621	$8,516,973	$330,334	$	[	]	$	[	]
Loomis Sayles Global Bond Fund	$827,184	$1,191,798	$45,880	$	[	]	$	[	]
Loomis Sayles Inflation Protected Securities Fund	$6,456	$7,996	$304	$	[	]	$	[	]
Loomis Sayles Small Cap Growth Fund	$15,890	$49,032	$1,709	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund	$528,193	$546,547	$20,880	$	[	]	$	[	]

*	Natixis Advisors waived a portion of its fees during the period October 1, 2007 - June 30, 2008.

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total NAV, total net income and NAV per share of each Fund on a daily basis.

Transfer Agency Services. Pursuant to contracts between the Trusts, on behalf of each Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

Independent Registered Public Accounting Firm. The Trusts’ independent registered public accounting firm is [            ]. The independent registered public accounting firm conducts an annual audit of each Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds, and the financial statements contained in the Funds’ annual reports for the year ended September 30, 2009 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trusts’ independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2009, the Portfolio Managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Kenneth M. Buntrock	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Mark F. Burns	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Matthew J. Eagan	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Philip C. Fine	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Daniel J. Fuss	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Kathleen C. Gaffney	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Joseph R. Gatz	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
John Hyll	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
David W. Rolley	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Clifton V. Rowe	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Lynda L. Schweitzer	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
John Slavik	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Elaine M. Stokes	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Daniel G. Thelen	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2009.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

Equity Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style (or, in the case of the Small Cap Growth Fund, the performance of the applicable

Morningstar peer group). A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for each equity fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Small Cap Value Fund	Russell 2000 Value Index

Loomis Sayles Small Cap Growth Fund	Russell 2000 Growth Index

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

Fixed-Income Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fixed-income fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Bond Fund	Barclays Capital U.S. Government/Credit Index (formerly known as “Lehman Government/Credit Index”)

Loomis Sayles Global Bond Fund	Barclays Capital Global Aggregate Index (formerly known as “Lehman Global Aggregate Index”) Citigroup World Government Bond Index

Loomis Sayles Inflation Protected Securities Fund	Barclays Capital U.S. TIPs Index (formerly known as “Lehman U.S. Treasury Inflation Protected Index”)

The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, Loomis Sayles analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.

Mr. Fuss’s compensation is also based on his overall contributions to Loomis Sayles in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Messrs. Buntrock, Eagan, Hyll and Rowe and Ms. Schweitzer also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds.

General

Mutual funds are not included in the Loomis Sayles’ composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan, used by the Loomis Sayles Value Fund, is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2009, the Portfolio Managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Kenneth M. Buntrock	Loomis Sayles Global Bond Fund	[	]
Mark F. Burns	Loomis Sayles Small Cap Growth Fund	[	]
Matthew J. Eagan	Loomis Sayles Bond Fund	[	]
Daniel J. Fuss	Loomis Sayles Bond Fund	[	]
Kathleen C. Gaffney	Loomis Sayles Bond Fund	[	]
Joseph R. Gatz	Loomis Sayles Small Cap Value Fund	[	]
John Hyll	Loomis Sayles Inflation Protected Securities Fund	[	]
David Rolley	Loomis Sayles Global Bond Fund	[	]
Clifton V. Rowe	Loomis Sayles Inflation Protected Securities Fund	[	]
Lynda Schweitzer	Loomis Sayles Global Bond Fund	[	]
John Slavik	Loomis Sayles Small Cap Growth Fund	[	]
Elaine M. Stokes	Loomis Sayles Bond Fund	[	]
Daniel G. Thelen	Loomis Sayles Small Cap Value Fund	[	]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Funds.

Allocation of Investment Opportunity Among Natixis Funds Trust and Loomis Sayles Funds and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

Loomis Sayles has organized its business into two investment groups: the Fixed-Income Group and the Equity Group. The Fixed-Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Loomis Sayles may place orders for the Funds which, combined with orders for its other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, the adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described in the section “Soft Dollars”) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker-dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e., “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”). Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are required by an applicable self-regulatory organization or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker-dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including, the Funds or to acquire brokerage, or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts, including the Funds, that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between a Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents or other fees paid to dealers in connection with certain transactions to the extent consistent with relevant SEC interpretations. Loomis Sayles does not generate “soft dollars” on fixed-income transactions.

Client Commission Arrangements

Loomis Sayles has entered into client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker-dealer relationships. At the same time, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker-dealers who have agreed to unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the difficulty of the orders Loomis Sayles has asked the CCAs to execute.

Pursuant to the CCAs Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker-dealers from this pool for the research and research services such firms have provided to Loomis Sayles.

The CCAs enable Loomis Sayles to: strengthen its relationships with its key broker-dealers, and limit the broker-dealers with whom it trades to those with whom it has an electronic interface, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to manage commissions more efficiently and to provide greater transparency to its clients in their commission reports.

These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28 (e) of the 1934 Act well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

In addition to trading with the CCA broker-dealers discussed above, Loomis Sayles continues to trade with full service broker-dealers and ECNs and ATSs.

Brokerage Commissions

The following tables set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services (“directed transactions”) and (3) the dollar amount of commissions paid on directed transactions during such year. Funds not listed in a table did not pay brokerage commissions during the relevant year. Amounts in the tables include amounts paid by the Funds’ predecessors, where applicable. The information in the tables includes transactions that were directed to broker-dealers based on the internal “broker vote” allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The “broker vote” is an internal voting process whereby Loomis Sayles’ equity portfolio managers and research analysts vote on various aspects of a broker-dealer’s qualitative services, which include without limitation: research and other services, idea generation, discussions with research analysts and corporate executives, seminars and conferences. This internal voting process is performed on a quarterly basis, and Loomis Sayles uses the results of this internal vote to determine, in good faith, the value of the research and research services it receives from the broker-dealers that provide such services, and it will pay such broker-dealers for these services through its CCAs and/or through trading directly with the broker-dealers.

FISCAL YEAR ENDED SEPTEMBER 30, 2007

Fund	Aggregate Brokerage Commissions	Directed Transactions	Commissions Directed Transactions
Loomis Sayles Small Cap Growth Fund	$63,100	$24,631,596.52	$17,652.30
Loomis Sayles Small Cap Value Fund	$1,268,313	$459,439,22.35	$457,642.93

FISCAL YEAR ENDED SEPTEMBER 30, 2008

Fund	Aggregate Brokerage Commission	Directed Transactions	Commissions Directed Transactions
Loomis Sayles Small Cap Growth Fund	$254,963	$140,104,360	$69,102
Loomis Sayles Small Cap Value Fund	$1,956,549	$1,107,341,641	$698,754

FISCAL YEAR ENDED SEPTEMBER 30, 2009

Fund	Aggregate Brokerage Commission			Directed Transactions			Commissions Directed Transactions
Loomis Sayles Small Cap Growth Fund	$	[	]	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund	$	[	]	$	[	]	$	[	]

The Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Bond Fund did not pay any commissions during the fiscal year ending September 30, 2007, September 30, 2008 and September 30, 2009.

Regular Broker-Dealers

The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by each Fund, if any, as of the fiscal year ending September 30, 2009.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Each Regular Broker or Dealer (or its Parent) Held by Fund
Loomis Sayles Bond Fund
Loomis Sayles Global Bond

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

General

Subject to procedures adopted by the Board of Trustees of each Trust, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Loomis Sayles Funds I and Loomis Sayles Funds II permit each Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust’s Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the applicable Board of Trustees to charge shareholders directly for custodial, transfer agency, servicing and other expenses.

Shares of each Fund (other than the Loomis Sayles Inflation Protected Securities) are divided into at least two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of a Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

Each Declaration of Trust also permits the Trusts’ Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes without shareholder approval. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

Each Declaration of Trust provides for the perpetual existence of the Trusts. The Trusts or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also, without shareholder approval, terminate the relevant Trust or Fund upon written notice to its shareholders.

Voting Rights

Shareholders of each Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of a Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of a Trust then entitled to vote shall, except as otherwise provided in the by-laws, be voted in the aggregate as a single class without regard to series or class of shares, except (1) when required by the 1940 Act, or when the Trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and (2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees, except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on a Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the relevant Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of each Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. Each Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

Each Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The by-laws of each Trust provide for indemnification by the Trusts of trustees and officers of the Trusts, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trusts or the Trusts’ shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of the Trusts have considered this possible liability and approved the use of a combined prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of each Fund are summarized in its Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”) or by exchange, as described in the Prospectuses, or through firms that are members of the Financial Industry Regulatory Authority (“FINRA”) and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “Exchange”) on a day when the Exchange is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also go to www.loomissayles.com to purchase fund shares if you have established the electronic transfer privilege.

Shareholders of the Funds may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Prospectus of each Fund.

REDEMPTIONS

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address or if the proceeds are going to a bank on file. Please contact the Funds at 800-633-3330 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll free 800-633-3330. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is closed for business will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone following the completion of the Fund application, which is available at www.loomissayles.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Account Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Account Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, the transfer agent and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Funds’ transfer agent), as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent that the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for 15 days when redemptions are made within 15 calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable contingency deferred sales charge and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of a Fund within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within fifteen calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the adviser determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Other

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. The broker’s customers will receive the Funds’ NAV next computed after an order is accepted by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds, and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan, referred to in the Prospectuses in the section “General Information - How to Redeem Shares,” provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the NAV determined as of the close of regular trading on the Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See the section “Taxes” for certain information as to U.S. federal income taxes.

Exchange Privilege

Retail Class shares of the Funds may be exchanged, subject to investment minimums, for Retail Class shares of any other series of the Trusts that offers Retail Class shares or for Class A shares of Natixis Cash Management Trust, a money market fund advised by Natixis Advisors, an affiliate of Loomis Sayles. Admin Class shares of the Funds may be exchanged, subject to investment minimums, for Admin Class shares of any other series of the Trusts that offers Admin Class shares or for Class A shares of Natixis Cash Management Trust. Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of the Trusts that offers Institutional Class shares, for any Natixis Fund that offers Class Y shares or for Class A shares of the Natixis Cash Management Trust.

Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Funds, (2) sending a written exchange request to Loomis Sayles Funds accompanied by an account application for the appropriate fund or (3) visiting our website at www.loomissayles.com. The Trusts reserve the right to modify this exchange privilege without prior notice. An exchange generally constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a capital gain or loss.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section “Redemptions.”

As stated in each Fund’s Prospectus, the Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Individual Retirement Accounts (“IRAs”)

IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the investment adviser and approved by each Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures contracts are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued using interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Boards of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. Each Fund may also value securities at fair value or estimate its value pursuant to procedures adopted by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

The per share NAV of a class of each Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of each Fund to pay to its shareholders, as dividends, all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Funds based upon the NAV determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Funds or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, U.S. federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January 31 of the succeeding year.

TAXES

The following discussion of certain U.S. federal income tax consequences of an investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to an investment in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs under the Code, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. However, 100% of the net income derived by a Fund from an interest in a QPTP (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that is treated as a partnership for U.S. federal income tax purposes, and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect a Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who in turn (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal tax liabilities, if any, and to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that a Fund will, make this designation if a Fund retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryovers.

Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in fixed-income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of a Fund will generally qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which the distributions are declared rather than the calendar year in which they are received.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Securities Issued or Purchased at a Discount

A Fund’s investment, if any, in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Certain Higher-Risk and High Yield Securities

A Fund may invest in lower-quality debt obligations or debt obligations that are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by each Fund when as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Passive Foreign Investment Companies

Funds that invest in foreign securities may own shares (or be treated as owning shares) in certain foreign entities that are treated as “passive foreign investment companies” (“PFICs”), which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though the Fund had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. Each Fund may also in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives any distributions from the PFIC. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Foreign Taxes

Funds that invest in foreign securities, such as the Loomis Sayles Global Bond Fund, may be liable to foreign governments for taxes relating to investment income or capital gains on foreign securities in the Fund’s portfolio, and may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Funds.

Foreign Currency Transactions

Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to one or more special tax rules (including mark-to-market, constructive sale, straddle, notional principal contract, wash sale, short sale and other rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of Fund securities. These rules could therefore affect the amount, timing and/or character of distributions to Fund shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Investments by a Fund in certain derivative instruments, a Fund’s hedging activities, and a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments) may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC.

REITs, REMICs, and TMPs

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, such distribution, could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.

A Fund may invest directly or indirectly (including through REITs) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below. Each Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See the section “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking effect”, a tax-exempt shareholder could realize UBTI by virtue of its investments in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply where CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year, a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “Unite States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if the dividends are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of each Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Funds, however, do not intend to make such designations.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, and where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may from time to time include its yield and total return information in advertisements or in information furnished to present or prospective shareholders.

Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trusts allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return, and the tax exempt status of distributions, should be considered when comparing a Fund’s yield and total return to yields and total return published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Funds’ annual reports dated [    ], are also incorporated herein by reference to such reports. The Funds’ annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-633-3330, by writing Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 or by visiting the Funds’ website at www.loomissayles.com. The annual and semiannual reports are also available online at the SEC’s website at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Some of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Standard & Poor’s—A brief description of the applicable rating symbols of Standard & Poor’s and their meanings (as published by Standard & Poor’s) follows:

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

A-2

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment.

C

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example “SP-1+/A-1+”).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Ratings

Moody’s assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program’s relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

•	Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

•	Notes allowing for negative coupons, or negative principal;

•	Notes containing any provision that could obligate the investor to make any additional payments;

•	Notes containing provisions that subordinate the claim.

For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

For credit-linked securities, Moody’s policy is to “look through” to the credit risk of the underlying obligor. Moody’s policy with respect to non-credit linked obligations is to rate the issuer’s ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior most long-term rating of the issuer, its guarantor or support provider.

Fitch Investor Services, Inc. – A brief description of the applicable rating symbols of Fitch Investor Services, Inc. (“Fitch”) and their meanings (as published by Fitch) follows:

Credit Ratings

Fitch’s Ratings credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Long-Term Credit Ratings

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings web-site.

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

Substantial credit risk. Default is a real possibility.

CC

Very high levels of credit risk. Default of some kind appears probable.

C

Exceptionally high levels of credit risk. Default is imminent. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; and

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD

Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D

Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Short-Term Credit Ratings

Short-Term Ratings Assigned to Obligations in Corporate, Sovereign and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1

Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good short-term credit quality. Good intrinsic capacity for the timely payment of financial commitments.

F3

Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D

Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Standard Rating Actions

Affirmed

The rating has been reviewed and no change has been deemed necessary.

Confirmed

Due to an external request or change in terms, the rating has been reviewed for the change in terms, and no rating change has been deemed necessary as a result of the change in terms.

Downgrade

The rating has been lowered in the scale.

Paid-In-Full

This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

Rating Watch On

The issue or issuer has been placed on active Rating Watch status.

Revision Outlook

The Rating Outlook status has been changed.

Upgrade

The rating has been raised in the scale.

Withdrawn

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WR’.

Published

Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action is intended for use when a previously private rating is published.

NR

Fitch Ratings does not publicly rate the issuer or issue in question.

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2010

LOOMIS SAYLES FUNDS I

•	Loomis Sayles Fixed Income Fund

Institutional Class (LSFIX)

•	Loomis Sayles Institutional High Income Fund

Institutional Class (LSHIX)

Loomis Sayles Intermediate Duration Fixed Income Fund

Institutional Class (LSDIX)

•	Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class (LSIGX)

This Statement of Additional Information (the “Statement”) contains information which may be useful to investors but which is not included in the Statutory Prospectus of the series of Loomis Sayles Funds I listed above (collectively the “Funds,” with each series being known as a “Fund”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Loomis Sayles Institutional Funds Summary or Statutory Prospectus dated February 1, 2010, as may be revised and supplemented from time to time (the “Prospectus”). Investors may obtain the Prospectus without charge from Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594, by calling Loomis Sayles Funds at 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual report contains additional performance information and is available upon request and without charge by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com.

M-LSLISAI-0210

THE TRUST

Loomis Sayles Funds I (the “Trust”) is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated December 23, 1993, as amended and restated on June 22, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to July 1, 2003, Loomis Sayles Funds I was named “Loomis Sayles Investment Trust.” The Trust offers a total of ten series.

The Loomis Sayles Fixed Income Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on January 17, 1995. The Loomis Sayles Institutional High Income Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on June 5, 1996. The Loomis Sayles Intermediate Duration Fixed Income Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on January 28, 1998. The Loomis Sayles Investment Grade Fixed Income Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on July  1, 1994.

INVESTMENT STRATEGIES AND RISKS

The investment policies of each Fund set forth in its Prospectus and in this Statement may be changed by the Trust’s Board of Trustees without shareholder approval, except that (1) the investment objective of each Fund as set forth in its Prospectus and (2) any policy of a Fund explicitly identified as “fundamental” may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the Fund’s outstanding shares). The percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

Investment Restrictions

In addition to the investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund. The investment restrictions marked with an asterisk are fundamental policies.

Each Fund may not:

*(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(2) Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate).

*(3) Make loans, except to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

*(4) Change its classification pursuant to Section 5(b) of the 1940 Act from a “diversified” to “non-diversified” management investment company.

*(5) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

*(6) Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund’s use of reverse repurchase agreements and “dollar roll” arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

*(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “adviser”) determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the SEC.

The Funds intend, based on the views of the SEC, to restrict their investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

Although authorized to invest in restricted securities, the Funds, as a matter of non-fundamental operating policy, currently do not intend to invest in such securities, except Rule 144A securities.

For purposes of the foregoing restrictions, the Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract; nor, consistent with the position of the SEC, do the Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund designates on its records or segregates or otherwise designates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Some Funds have other non-fundamental investment parameters, as listed below. It is a non-fundamental policy that the investment parameters listed below not be changed without providing 60 days’ notice to shareholders of the relevant Fund in accordance with Rule 35d-1 under the 1940 Act.

Loomis Sayles Fixed Income Fund

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

Loomis Sayles Intermediate Duration Fixed Income Fund

The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities.

Loomis Sayles Investment Grade Fixed Income Fund

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities.

Investment Strategies

The following is a list of investment strategies, including particular types of securities or instruments or specific practices that may be used by Loomis Sayles in managing the Funds. Each Fund’s principal strategies are detailed in the Prospectus. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, in the section “Investment Restrictions” or under applicable law, each Fund may engage in each of the strategies and invest in each security and instrument listed below. Loomis Sayles may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specially enumerated under each category. Loomis Sayles may invest in a general category listed below and where applicable with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus or this Statement will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus or this Statement.

Fund	Securities	Practices
Fixed Income Fund

Debt Securities (Investment Grade Bonds, Corporate Securities, Convertible Securities, U.S. Government Securities, Lower Quality Debt Securities, Preferred Stock, Zero- Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Asset- Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-Linked Securities), Bank Loans)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Currency Transactions, Supranational Entities)

Temporary Defensive Strategies, Repurchase Agreements, Swap Contracts, Illiquid Securities, Futures Contracts, Options.

Institutional High Income Fund

Debt Securities (Lower Quality Debt Securities, Corporate Securities, Convertible Securities, U.S. Government Securities, Zero-Coupon Securities, Rule 144A Securities, Securities, Stripped Mortgage-Backed Securities, Asset-Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-Linked Securities), Bank Loans)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Currency Transactions, Supranational Entities)

Temporary Defensive Strategies, Repurchase Agreements, Swap Contracts, Illiquid Securities, Futures Contracts, Options.

Fund	Securities	Practices
Intermediate Duration Fixed Income Fund

Debt Securities (Investment Grade Bonds, Corporate Bonds, Convertible Securities, U.S. Government Securities, Zero-Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Asset-Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Stripped Securities, Inflation- Linked Securities))

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities Currency Transactions)

Temporary Defensive, Strategies, Futures Contracts, Options, Swap Contracts.

Investment Grade Fixed Income Fund

Debt Securities (Investment Grade Bonds, Corporate Bonds, U.S. Government Securities, Lower Quality Debt Securities, Zero-Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Real Estate Investment Trusts, When-Issued Securities, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-linked Securities), Bank Loans)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities, Currency Transactions)

Temporary Defensive Strategies, Futures Contracts, Options, Swap Contracts.

Adjustable Rate Mortgage Security (“ARM”)

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Adjustable rate mortgage securities involve risks similar to those described in the section “Mortgage-Related Securities.”

Asset-Backed Securities

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the collateralized mortgage obligation structure described below. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The value of some asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. Asset-backed securities involve risks similar to those described in the section “Mortgage-Related Securities.”

Bank Loans

Certain Funds may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many banks loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

A Fund may participate in the primary syndicate for a bank loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Collateralized Mortgage Obligations

A collateralized mortgage obligation (“CMO”) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. CMOs are not direct obligations of the U.S. Government. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund might have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments. CMOs and other asset-backed securities and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described in the section “Mortgage-Related Securities.”

Common Stocks and Other Equity Securities

Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called “equity securities,” are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stocks and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities. As mentioned above, common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities, potentially in a significant amount. The value of your investment in a fund that invests in equity securities may decrease. The Funds may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See the section “Small Capitalization Companies.” The Funds’ investments may include securities traded “over-the-counter” (“OTC”) as well as those traded on a securities exchange. Some securities, particularly OTC securities, may be more difficult to sell under some market conditions.

Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles’ assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that Loomis Sayles has placed on it.

Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles’ assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that Loomis Sayles has placed on it.

Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Convertible Securities

Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their value will normally be directly correlated with the value of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed-income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially. Many convertible securities are relatively illiquid.

Depositary Receipts

Some Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or U.S corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Because the Funds may invest in ADRs, changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of a Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills and commercial paper. Since interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of debt securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value (“NAV”) of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment Grade Fixed-Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”)) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower Quality Fixed-Income Securities. Lower quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the three major rating agencies (Fitch, Moody’s or S&P) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower quality fixed-income securities are subject to greater credit risk and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on Loomis Sayles’ own credit analysis than is the case with funds that invest in higher quality fixed-income securities. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Foreign Currency Transactions

Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate or may enter into futures contracts on an exchange. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either designated on the Fund’s records or held in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. Forward contracts are subject to many of the same risks as derivatives described in the section “Derivative Instruments.” Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets or may incur increased currency conversion costs to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

In addition, some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by the Fund, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described in the section “Derivative Instruments.”

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described in the section “Foreign Securities.”

Foreign Securities

Other than obligations of supranational entities, foreign securities may include securities of issuers organized or headquartered outside the United States. Some Funds may invest in foreign securities. In addition to the risk associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and, at times, more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations. A Fund’s investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures in all.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred. In determining whether to invest assets of a Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund’s net income available for distribution to shareholders.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV, when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how each Fund uses fair value pricing, see the section “Net Asset Value.”

Illiquid Securities

Certain Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, including securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended

(the “Securities Act”). The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined pursuant to guidelines established by the Trust’s Board of Trustees that the particular issue is liquid.

Inflation-Linked Securities

Each Fund may invest in inflation-linked securities. Inflation-linked securities are fixed-income securities whose principal value is adjusted periodically according to the rate of inflation. Some Funds may invest in inflation-linked securities issued by the Japanese government. These securities generally have maturities of ten or thirty years and interest is payable semiannually. The principal amounts of these securities increase as the price index used as a reference for the securities increases. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.

Although inflation-linked securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period a Fund holds inflation-linked securities, the Fund may earn less on such securities than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked securities issued by the Japanese government will be subject to the risks described in the section “Foreign Securities.” Certain Funds may also invest in Treasury Inflation-Protected Securities issued by the U.S. Government. See the section “U.S. Government Securities” for additional information.

Initial Public Offerings

Some Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains. The availability of IPOs may be limited so that a Fund does not get the full allocation desired.

Investment Companies

Some Funds may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Money Market Instruments

A Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply. In addition, recently many money market instruments previously thought to be highly liquid have become illiquid. If a Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Mortgage-Related Securities

The Funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) certificates or securities issued by the Federal National Mortgage Association (“FNMA”), which differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayment. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities. The value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed, mortgage-related and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories, less documentation or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages.

Securities issued by the GNMA and the FNMA and similar issuers may also be exposed to risks described in the section “U.S. Government Securities.”

Mortgage Dollar Rolls

Certain Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Derivative Instruments

Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. For additional information about the use of derivatives in connection with foreign currency transactions, see the section “Foreign Currency Transactions.” The adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The adviser will “cover” its obligations under its derivative contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions. Examples of derivative instruments that a Fund may use include (but are not limited to) options and warrants, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, difficulties in valuation, leverage risk and the risk that the use of derivatives could result in significantly greater losses or lower income or gains than if they had not been used. See the section “Certain Additional Risks of Derivative Instruments.” Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although a Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Several types of derivative instruments in which a Fund may invest are described in more detail below. However, the Funds are not limited to investments in these instruments.

Futures Contracts

Futures transactions involve a Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets, for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures trade in contracts equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian liquid assets eligible for purchase by the Fund equal to its daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with liquid assets eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked to market net obligation under the futures contracts. Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, futures contracts, securities indices (including futures on securities indices) or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire. Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities or options exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

Options on Indices

Some Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

Some Funds may purchase or write both exchange-traded and OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

Some Funds may invest in forward contracts. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency or other asset at a future date at a specified price. For example, forward contracts may be used when the adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the adviser will “cover” its obligations under forward contracts by segregating or otherwise designating liquid assets against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

Swap Transactions

Some Funds may enter into a variety of swap agreements, including, but not limited to, interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets to add economic leverage to the Fund’s portfolio or to shift the Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Some Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, depending upon the terms of the swap.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap and receive the par value of such debt obligations or a specified amount of cash, depending upon the terms of the swap, from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Some Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Other Derivatives; Future Developments

The above discussion relates to the Funds’ proposed use of certain types of derivatives currently available. However, the Funds are not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, the Funds may use derivatives not currently available or widely in use.

Certain Additional Risks of Derivative Instruments

The use of derivative instruments, including the futures contracts, options and warrants, forward currency contracts and swap transactions described above, involves risks in addition to those described above or in the Prospectus. One risk arises because of the imperfect correlation between movements in the price of derivatives contracts and movements in the price of the securities, indices or other assets serving as reference instruments for the derivative. A Fund’s derivative strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that a Fund will be able to effect such compensation. For example, the correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for stock index futures may not correspond perfectly to hours of trading on the exchange to which a particular stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the presence of speculators may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges, which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of a Fund’s derivative instruments may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in the Fund’s portfolio. All transactions in derivatives involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. For example, when a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The successful use of derivatives will usually depend on the adviser’s ability to forecast securities market, currency or other financial market movements correctly. For example, a Fund’s ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of certain other derivatives also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in derivatives markets outside of the United States are subject to many of the same risks as other foreign investments.

The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Pay-in-Kind Securities

Certain Funds may invest in pay-in-kind securities, which are securities that pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Private Placements

Certain Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell the securities when its adviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund’s NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act, or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of a Fund’s adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Certain Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

REITs

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund’s making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by a Fund from a REIT will not qualify for the corporate dividends-received deduction, or generally, for treatment as qualified dividend income.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) the inability to enforce rights and the expenses involved in attempted enforcement, for example, against a counterparty undergoing financial distress.

Rule 144A Securities

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust’s trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

Securities Lending

Securities lending involves a Fund’s lending its portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with the Fund’s custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. Each Fund will continue to benefit from payments in lieu of interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33-1/3% of the Fund’s assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in a Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit Loomis Sayles’ investment discretion in managing a Fund’s assets. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

Small Capitalization Companies

Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The NAVs of funds that invest in companies with smaller capitalizations may fluctuate more widely than market averages.

Step-Coupon Securities

Certain Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Mortgage-Backed Securities

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities (“IOs” and “POs,” respectively). The yield to maturity of an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

“Stripped” Securities

Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. Government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities, discussed in the section “Derivative Instruments.”

Structured Notes

Certain Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.

Supranational Entities

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entities depend for financial backing or repayment may be unable or unwilling to provide that support. Obligations of supranational entities that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described in the section “Foreign Securities.”

Tax-Exempt Securities

Certain Funds may invest in tax-exempt securities (“Tax-Exempt Securities”), which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by a Fund’s portfolio manager to be reliable), exempt from U.S. federal income tax. Tax-Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain tax-exempt securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term “Tax-Exempt Securities” if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by a Fund’s portfolio manager to be reliable), exempt from U.S. federal income tax.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for “substantial users” of facilities financed by such obligations or bonds or for “related persons” of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a “substantial user” or a “related person” of a substantial user.

There are variations in the quality of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A for a description of securities ratings).

The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax-Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax-Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax-Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by a Fund. Neither event will require the elimination of an investment from a Fund’s portfolio, but a Fund’s adviser will consider such an event as part of its normal, ongoing review of all a Fund’s portfolio securities.

Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of a Fund’s Tax-Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the U.S. federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Funds and the value of a Fund’s portfolios could be materially affected, in which event such a Fund would reevaluate its investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual funds savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

See the section “Mortgage-Related Securities” for additional information on these securities.

Warrants and Rights

Certain Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

When-Issued Securities

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. A Fund’s payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund’s risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will either designate on the Fund’s records or segregate at its custodian bank liquid assets in an amount sufficient to satisfy these obligations.

Zero-Coupon Securities

Zero-coupon securities are debt obligations (e.g., bonds) that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero-coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” (a “RIC”) under the Code, each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds. Because a Fund investing in zero-coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, Loomis Sayles may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) or invest up to 100% of its assets in cash, high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Funds from achieving their goals.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Funds may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality debt instruments.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover may generate higher levels of taxable gains and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds’ total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Fund’s adviser believes that portfolio changes are appropriate. Portfolio turnover considerations will not limit Loomis Sayles’ investment discretion in managing the assets of each Fund.

PORTFOLIO HOLDINGS INFORMATION

The Trust’s Board of Trustees has adopted policies to limit the disclosure of portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, full portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.loomissayles.com. Generally, full portfolio holdings information will not be posted until it has aged at least 30 days. A list of the Funds’ top 10 holdings will generally be available on a monthly basis within 6 days after month end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds, as follows:

(1)	Disclosure of portfolio holdings posted on the Funds’ website provided that the information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) and FactSet (daily disclosure of full portfolio holdings provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis & Co., LLC, as part of the proxy voting administration and research services, respectively, provided to the Funds’ adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the Funds’ adviser, principal underwriter, administrator, custodian, fund accounting agent, Fund counsel and independent registered public accounting firm, Fund counsel and independent trustees’ counsel as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of each Fund’s adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings, Barclays Capital (periodic disclosure of full portfolio holdings) and Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser, and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ U.S. federal income and excise tax returns. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. Each Fund’s officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by a Fund’s adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the Funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as certain Funds.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund’s adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE TRUST

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

The table below provides certain information regarding the Trustees and officers of the Trust. For the purposes of this table and this Statement, the term “Independent Trustees” means those trustees who are not “interested persons”, as defined in the 1940 Act, of the Trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees. For the purposes of this Statement, the term “Interested Trustees” means those trustees who are “interested persons”, as defined by the 1949 Act, of the Trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 2003 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	39 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2005 Contract Review and Governance Committee	Formerly, President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	39 None

Edward A. Benjamin (1938)	Trustee Since 2002 Chairman of the Contract Review and Governance Committee	Retired	39 None

Daniel M. Cain (1945)	Trustee Since 2003 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer), Cain Brothers & Company, Incorporated (investment banking)	39 Director, Sheridan Healthcare, Inc. (physician practice management)

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Kenneth A. Drucker (1945)	Trustee Since 2008 Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	39 None

Wendell J. Knox (1948)****	Trustee Since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	39 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2003 Ex-officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	39 Director, Verizon Communications; Director, AES Corporation (international power company)

Cynthia L. Walker (1956)	Trustee Since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	39 None
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INTERESTED TRUSTEES
Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2002 President and Chief Executive Officer since 2002	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	39 None

John T. Hailer[2] (1960)	Trustee Since 2003	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as trustee effective July 1, 2009.
[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Advisors.

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**
OFFICERS OF THE TRUST
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

David L. Giunta (1965)	Executive Vice President	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with its current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trust and Hansberger International Series. Mr. Fuss is not an officer of the Natixis Funds Trusts or the Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from an officer’s current position with such entity.

Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee.

The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must identify (i) the name and address of the shareholder, (ii) the Fund(s) to which the communication relates, and (iii) the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of an Independent Trustees and considers matters relating to the scope and results of the Trust audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2009, this Committee held four meetings.

The current membership of each Committee is as follows:

Audit Committee	Contract Review and Governance Committee

Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Wendell J. Knox

As chairperson of the Board of Trustees, Ms. Moose is an ex-officio member of both Committees.

Fund Securities Owned by the Trustees

As of [        ], the trustees had the following ownership in the Funds:

Independent Trustees:

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**		Charles D. Baker**		Edward A. Benjamin**		Daniel M. Cain**
Loomis Sayles Fixed Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Institutional High Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Investment Grade Fixed Income Fund	[	]	[	]	[	]	[	]
Aggregate Dollar Range of Fund Shares in Funds in the Fund Complex Overseen by Trustee	[	]	[	]	[	]	[	]

Dollar Range of Fund Shares*	Kenneth A. Drucker		Wendell J. Knox**/***		Sandra O. Moose**		Cynthia L. Walker**
Loomis Sayles Fixed Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Institutional High Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	[	]	[	]	[	]	[	]
Loomis Sayles Investment Grade Fixed Income Fund	[	]	[	]	[	]	[	]
Aggregate Dollar Range of Fund Shares in Funds in the Fund Complex Overseen by Trustee	[	]	[	]	[	]	[	]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000

**	Amounts include economic value of notional investments held through the deferred compensation plan.

***	Mr. Knox was appointed Trustee effective July 1, 2009.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding		John T. Hailer
Loomis Sayles Fixed Income Fund	[	]	[	]
Loomis Sayles Institutional High Income Fund	[	]	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	[	]	[	]
Loomis Sayles Investment Grade Fixed Income Fund	[	]	[	]
Aggregate Dollar Range of Fund Shares in Funds in the Fund Complex Overseen by Trustee	[	]	[	]

*	A. None

B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000

Trustee Fees

The Trust pays no compensation to its officers or to its Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting her or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Gateway Trust and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio

During the fiscal year ended September 30, 2009, the trustees received the amounts set forth in the following table for serving as trustees of the Trust and also for serving as trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as past fund expenses, as well as estimated annual retirement benefits.

Compensation Table

For the Fiscal Year Ended September 30, 2009

Name of Person, Position	Aggregate Compensation from Trust[1]			Pension or Retirement Benefits Accrued as Part of Trust Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation From the Fund Complex Paid to Trustee[2]
Independent Trustees
Graham T. Allison, Jr.	$	[	]	$	[	]	$	[	]	$	[	]
Charles D. Baker	$	[	]	$	[	]	$	[	]	$	[	]
Edward A. Benjamin	$	[	]	$	[	]	$	[	]	$	[	]
Daniel M. Cain	$	[	]	$	[	]	$	[	]	$	[	]
Kenneth A Drucker	$	[	]	$	[	]	$	[	]	$	[	]
Wendell J. Knox*	$	[	]	$	[	]	$	[	]	$	[	]
Jonathan P. Mason**	$	[	]	$	[	]	$	[	]	$	[	]
Sandra O. Moose	$	[	]	$	[	]	$	[	]	$	[	]
Cynthia L. Walker	$	[	]	$	[	]	$	[	]	$	[	]
Interested Trustees
Robert J. Blanding	$	[	]	$	[	]	$	[	]	$	[	]
John T. Hailer	$	[	]	$	[	]	$	[	]	$	[	]

[1]

Amounts include payments deferred by trustees for the fiscal year ended September 30, 2009, with respect to the Trust. The total amount of deferred compensation accrued for Loomis Sayles Funds I as of September 30, 2009 for the Trustees is as follows: Allison ($[    ]), Baker ($[    ] ), Benjamin ($[    ] ), Cain ($[    ] ), Knox ($[    ] ), Mason ($[    ] )and Walker ($[    ] ).

[2]

Total Compensation represents amounts paid during the fiscal year ended September 30, 2009 to a trustee for serving on the Board of Trustees of nine (9) trusts with a total of thirty-nine (39) funds as of September 30, 2009.

*	Mr. Knox was appointed as Trustee effective July 1, 2009.
**	Mr. Mason served as a Trustee until his resignation on June 30, 2009.

The Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date of such fees.

Code of Ethics. The Trust, Loomis Sayles and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are available on the SEC’s IDEA system which can be accessed through www.sec.gov.

Proxy Voting Policies. The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by any Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to Loomis Sayles, the investment adviser. Decisions regarding the voting of proxies shall be made solely in the interest of the Fund and its shareholders. The exclusive purpose shall be to provide benefits to the shareholders of a Fund by considering those factors that affect the value of the securities. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted “against.” The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. Upon request for reasonable periodic review as well as annual reporting to the SEC, the adviser shall make available to each Fund, or Natixis Advisors, each Fund’s administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Services”) to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine “for” and “against” issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund holding the security when necessary or appropriate and (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how the Funds voted proxies related to their prospective portfolio securities during the 12-month period ended June 30, 2009 is available on (i) the Funds’ website at www.loomissayles.com and (ii) the SEC’s website at www.sec.gov.

OWNERSHIP OF FUND SHARES

The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding securities. Information provided in this table is as of October 26, 2009.*

To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of such Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

Fund	Shareholder and Address	Percentage of Shares Held
LOOMIS SAYLES FIXED INCOME FUND
	Somerville Retirement System 50 Evergreen Avenue City Hall Annex Somerville, MA 02145-2819	6.20%

	Massachusetts Water Resources Authority Retirement System 2 Griffin Way Chelsea, MA 02150-3334	5.77%

	The Northern Trust TTEE FBO Centerpoint Energy Employees Savings Plan P.O. Box 92994 Chicago, IL 600675-001	5.36%

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
Institutional
	Industricorp and Co. 312 Central Ave SE Minneapolis, MN 55414-1166	7.64%

	US Bank NA PO Box 1787 Milwaulkee, WI 53201-1787	5.96%

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND[1]
Institutional
	Curry College 1071 Blue Hill Ave Milton, MA 02186-2395	48.28%

	Youngstown Area Jewish Federation 505 Gypsy Lane Youngstown, OH 44504-1314	20.75%

	Trustees of Clark University 950 Main Street Worcester, MA 01610-1477	13.02%

	Carey & Co. 7 Easton Oval Columbus, OH 43216-6010	5.79%

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
Institutional
	David R Shumate Anders W Hall 406 Blackwell St Durham, NC 27701-3983	9.27%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230-3198	7.24%

	David R Shumate Anders W Hall 406 Blackwell St Durham, NC 27701-3983	6.89%

	Braintree Contributory Retirement System 74 Pond Street, Fl. 2 Braintree, MA 02184-5337	5.86%

	Wells Fargo Bank Custody FBO Pueblo of Laguna General Fund PO Box 1533 Minneapolis, MN 55480-1533	5.28%

1 As of October 26, 2009, Curry College, 1071 Blue Hill Ave, Milton, MA 02186-2395, owned 48.28% of the Loomis Sayles Intermediate Duration Fixed Income Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Curry College.

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

Management Ownership

As of record on October 26, 2009, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Funds. The amounts include shares held by the Loomis Sayles Employees’ Profit Sharing Plan (the “Profit Sharing Plan”) or the Loomis Sayles Funded Pension Plan (the “Pension Plan”).

As of October 26, 2009, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 1.90% of Loomis Sayles Institutional High Income and 1.70% of Loomis Sayles Intermediate Duration Fixed Income Fund. The Profit Sharing Plan owned less than 1% of the outstanding shares of the Loomis Sayles Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund.

As of October 26, 2009, the Pension Plan owned less than 1% of the outstanding Institutional Class shares of the Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund.

The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan’s Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan’s shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O’Hara, John McGraw, Paul Sherba, John Russell, Warren Koontz and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreements. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund’s average daily net assets:

Fund	Rate
Loomis Sayles Fixed Income Fund	0.50%
Loomis Sayles Institutional High Income Fund	0.60%
Loomis Sayles Intermediate Duration Fixed Income Fund	0.25%
Loomis Sayles Investment Grade Fixed Income Fund	0.40%

Each Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, litigation and other extraordinary expenses, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings, cost of preparing, printing and mailing reports to shareholders, and the compensation of trustees who are not directors, officers or employees of the Funds’ adviser, or its affiliates, other than affiliated registered investment companies.

Each advisory agreement provides that it will continue in effect from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days’ written notice, or by the Fund’s adviser upon 90 days’ written notice. Each advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Pursuant to the advisory agreements described above, Loomis Sayles received the following amounts of investment advisory fees from the Funds (before fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for the Funds during the periods shown below. These amounts include amounts paid by the Funds’ predecessors.

	Fiscal Year Ended 9/30/07			Fiscal Year Ended 9/30/08			Fiscal Year Ended 9/30/09
Fund	Advisory Fees	Fee Reductions		Advisory Fees	Fee Reductions		Advisory Fees			Fee Reductions

Loomis Sayles Fixed Income Fund	$2,595,365	$—		$3,205,797	$—		$	[	]	$	[	]
Loomis Sayles Institutional High Income Fund	$983,156	$—		$1,278,890	$—		$	[	]	$	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	$92,139	$—	*	$85,501	$—	*	$	[	]	$	[	]
Loomis Sayles Investment Grade Fixed Income Fund	$817,267	$—		$1,106,947	$—		$	[	]	$	[	]

*	In addition to the reduction of management fees, class level and other expenses have been reimbursed as indicated below.

The table below shows the class level and other expenses of the Funds that were reimbursed for the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009.

Fund	Fiscal Year Ened 9/30/07	Fiscal Year Ended 9/30/08	Fiscal Year Ended 9/30/09
Loomis Sayles Institutional High Income Fund	$—	$—	$	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	$76,556	$63,574	$	[	]

Loomis Sayles has given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Funds in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking will be in effect through [    ] and will be reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne to the extent that the Funds’ expenses in later periods fall below the annual rates set forth in the undertaking.

Loomis Sayles will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Fixed Income Fund
Institutional Class	0.65%	February 1, 2010
Loomis Sayles Institutional High Income Fund
Institutional Class	0.75%	February 1, 2010
Loomis Sayles Intermediate Duration Fixed Income Fund
Institutional Class	0.40%	February 1, 2010
Loomis Sayles Investment Grade Fixed Income Fund
Institutional Class	0.55%	February 1, 2010

In addition to serving as investment adviser to each series of the Trust, Loomis Sayles also acts as investment adviser to certain series of Natixis Funds Trust I, Natixis Funds Trust II and Loomis Sayles Funds II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

Information About the Organization and Ownership of the Adviser of the Fund

Loomis Sayles is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds’ portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis Asset Management Holdings LLC (“Natixis Holdings”), which in turn is a wholly-owned subsidiary of Natixis Global Asset Management, L.P (“Natixis US”). Natixis US owns the entire limited partnership interest in Loomis Sayles.

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $256 billion in assets under management or administration as of September 30, 2009.

Allocation of Investment Opportunity Among Series of the Natixis Funds Trusts and Loomis Sayles Funds Trusts and Others Investors Managed by the Adviser

Loomis Sayles has organized its business into two investment groups: The Fixed Income Group and the Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

Distribution Agreement

Under separate agreements with the Trust (the “Distribution Agreements”), Natixis Distributors, L.P., 399 Boylston St., Boston, Massachusetts 02116 , serves as the general distributor of each class of shares of the Funds, a role it assumed on July 1, 2003. Previously, the Distributor served as principal underwriter of the Funds. Under the Distribution Agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectus to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectus to existing shareholders.

Each Distribution Agreement may be terminated at any time with respect to the relevant Fund on 60 days’ written notice to the Distributor by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act. Each Distribution Agreement also may be terminated by the Distributor on 90 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment,” as that term is defined in the 1940 Act. In each such case, such termination will be without payment of any penalty.

The Distribution Agreement will continue in effect for successive one-year periods with respect to the relevant Fund, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust or the Distributor, in each case cast in person at a meeting called for that purpose.

Other Services

Natixis Advisors performs certain accounting and administrative services for the Funds pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities.

For the fiscal years ended September 30, 2007, September 30, 2008 and September 30, 2009, pursuant to the Administrative Agreement between Natixis Advisors and the Trust, Natixis Advisors was reimbursed or was paid by the Trust, on behalf of the Funds, the following amounts:

	Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2008		Fiscal Year Ended September 30, 2009
	Fee	Fee	Fee Waived *	Fee			Fee Waived
Loomis Sayles Fixed Income Fund	$286,787	$326,354	$12,467	$	[	]	$	[	]
Loomis Sayles Institutional High Income Fund	$90,887	$108,472	$4,126	$	[	]	$	[	]
Loomis Sayles Intermediate Duration Fixed Income Fund	$20,507	$17,427	$681	$	[	]	$	[	]
Loomis Sayles Investment Grade Fixed Income Fund	$113,084	$140,839	$5,357	$	[	]	$	[	]

*	Natixis Advisors waived a portion of its fees during the period October 1, 2007 - June 30, 2008.

Transfer Agency Services

Pursuant to a contract between the Trust, on behalf of the Funds, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony Drive, Quincy, MA 02169, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

Custodial Arrangements

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, is the Trust’s custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total NAV, total net income, and NAV per share of each Fund on a daily basis.

Independent Registered Public Accounting Firm

The Funds’ independent registered public accounting firm is [        ]. The independent registered public accounting firm conducts an annual audit of the Funds’ financial statements, assists in the review of federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Funds, and the financial statements contained in the Funds’ annual reports for the year ended September 30, 2009 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trust’s independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds

Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

PORTFOLIO MANGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2009, the Portfolio Managers of the Funds managed other accounts in addition to managing the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance					Other Accounts Managed					Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Neil Burke	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Matthew J. Eagan	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Daniel J. Fuss	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Kathleen C. Gaffney	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Richard Raczkowski	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Clifton V. Rowe	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Elaine Stokes	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. The goal of Loomis Sayles is to meet its fiduciary obligation with respect to all clients. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2009.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the Loomis Sayles institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Fixed Income Fund	Barclays Capital U.S. Government/Credit Index (formerly known as “Lehman Government/Credit Index”)

Loomis Sayles Institutional High Income Fund	Barclays Capital High Yield Index (formerly known as “Lehman High Yield Index”)

Loomis Sayles Intermediate Duration Fixed Income Fund	Barclays Capital U.S. Government/Credit Intermediate Index (formerly known as “Lehman Intermediate Government/Credit Index”)

Loomis Sayles Investment Grade Fixed Income Fund	Barclays Capital Aggregate Index (formerly known as “Lehman Global Aggregate Index”)

The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, Loomis Sayles analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by Loomis Sayles.

Mr. Fuss’s compensation is also based on his overall contributions to Loomis Sayles in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Messrs. Eagan, Raczkowski and Rowe also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds.

General

Mutual funds are not included in Loomis Sayles’ composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan, used by the Loomis Sayles Value Fund, is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion over what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined Loomis Sayles prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2009, the Portfolio Managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Neil Burke	Loomis Sayles Intermediate Duration Fixed Income Fund	[	]
Matthew Eagan	Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund Loomis Sayles Investment Grade Fixed Income Fund	[	]

Daniel Fuss	Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund Loomis Sayles Investment Grade Fixed Income Fund	[	]
Kathleen Gaffney	Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund Loomis Sayles Investment Grade Fixed Income Fund	[	]
Richard Raczkowski	Loomis Sayles Intermediate Duration Fixed Income Fund	[	]
Clifton Rowe	Loomis Sayles Intermediate Duration Fixed Income Fund	[	]
Elaine Stokes	Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund Loomis Sayles Investment Grade Fixed Income Fund	[	]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with the adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in a Loomis Sayles Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Loomis Sayles may place orders for the Funds which, combined with orders for its other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, the adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (“ECN”), Alternative Trading

System (“ATS”), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described in the section “Soft Dollars”) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities and (g) the quality of the overall brokerage and research services provided by the broker or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles’ selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e., “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are required by an applicable Self-Regulatory Organization or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Funds as described above. However, conflicts may arise between a Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions to the extent consistent with relevant SEC interpretations. Loomis Sayles does not generate soft dollars on fixed-income transactions.

Brokerage Commissions

Set forth in the table below are the amounts each Fund paid in brokerage commissions during the last three fiscal years.

Fund	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08	Fiscal Year Ended 9/30/09
Loomis Sayles Fixed Income Fund	$3,743	$288	$	[	]
Loomis Sayles Institutional High Income Fund	$5,136	$2,888	$	[	]
Loomis Sayles Investment Grade Fixed Income Fund	$470	$75	$	[	]

Regular Broker-Dealers

The table below presents information regarding the securities of the Funds’ “regular broker-dealers”* (or the parent of the regular broker-dealer) that were held by the Funds as of September 30, 2009.

Fund	Market Value
Loomis Sayles Fixed Income Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Fixed Income Fund

JPMorgan Chase Securities, Inc.

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

General

Subject to procedures adopted by the Board of Trustees of the Trust, a Fund’s brokerage transactions may be executed by brokers that are affiliated with Natixis Asset Management US Group or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUST

The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series of the Trust. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, servicing and other expenses.

The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of that Fund. The underlying assets of a Fund are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds in the Trust.

The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders’ investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the trustees may, also without shareholder approval, terminate the Trust or any Fund upon written notice to its shareholders.

Voting Rights

Shareholders of the Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the relevant Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act, shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees, except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the relevant Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the funds.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The by-laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds’ shares for sale, but it is possible that the Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of a combined prospectus for Funds of the Trust.

HOW TO BUY SHARES

The procedures for purchasing shares of the Funds are summarized in the Prospectuses.

REDEMPTIONS

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address or if the proceeds are going to a bank account on file. Please contact the Funds at 800-633-3330 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by calling toll free 800-633-3330. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank account on record. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange (the “Exchange”). Requests made after that time or on a day when the Exchange is closed will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be received within three business days following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone following the completion of the Fund application, which is available at www.loomissayles.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Account Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to the Funds or your investment dealer a completed Account Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the Federal Reserve System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. The Funds, the Distributor, State Street Bank (the Funds’ custodian) and Boston Financial (the Funds’ transfer agent) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. The Funds’ transfer agent, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent that the check or ACH transaction has not yet cleared. The Funds may withhold redemption proceeds for 15 days when redemptions are made within 15 calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by the Funds’ transfer agent or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within fifteen calendar days prior to the redemption request (unless a Fund is aware that the check has cleared).

Each Fund will normally redeem shares for cash. However, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust’s Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Other

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. The broker’s customers will receive the Funds’ NAV next computed after an order is accepted by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment in any Fund is automatically credited to an open account maintained for the shareholder. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, each shareholder will receive a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. A fee may be charged for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds, and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan, referred to in the Prospectuses in the section “General Information - How to Redeem Shares,” provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the NAV determined as of the close of regular trading on the Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See the section “Taxes” for certain information as to U.S. federal income taxes.

Exchange Privilege

Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any series of Loomis Sayles Funds II or any other series of Loomis Sayles Funds I that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds II or any Natixis Fund that offers Class Y shares or for Class A shares of the Natixis Cash Management Trust.

Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Trust, (2) sending a written exchange request to the Trust accompanied by an account application for the appropriate fund or (3) visiting our website at www.loomissayles.com. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a capital gain or loss.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The funds reserve the right to suspend or change the terms of exchanging shares. The funds and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the fund.

As stated in each Fund’s Prospectus, the Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Individual Retirement Accounts (“IRAs”)

IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures contracts are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued using interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. Each Fund may also value securities at fair value or estimate its value pursuant to procedures adopted by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

The per share NAV of a class of each Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of each Fund to pay to its shareholders each year, as dividends, all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains, if any, after offsetting any capital loss carryovers.

Investment income dividends and capital gain distributions are payable in full and fractional shares of a particular Fund based upon the NAV determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

As required by federal law, U.S. federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January  31 of the succeeding year.

TAXES

The following discussion of certain U.S federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs under the Code, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. However, 100% of the net income derived by a Fund from an interest in a QPTP (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that is treated as a partnership for U.S. federal income tax purposes, and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect a Fund’s ability to satisfy the diversification requirements

Assuming that it qualifies for treatment as a RIC, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who in turn (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal tax liabilities, if any, and to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that a Fund will, make this designation if a Fund retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are designated by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of the excess of net short-term capital gain to a shareholder receiving such a distribution over net long-term capital loss will be taxable as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Income derived from investments in fixed-income securities is not eligible for treatment as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which the distributions are declared rather than the calendar year in which they are received.

If a Fund makes a distribution in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares. A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities. A Fund’s investments, in any, in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. Payment-in-kind securities held by a Fund will also give rise to income which is taxable and is required to be distributed even though the Fund receives no payments in cash on the security during the year.

Higher-Risk Securities. A Fund may invest in lower-quality debt obligations or debt obligations that are unrated, including debt obligations that are at risk of or in default. Such investments present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and interest. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible by the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible by the issuer, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Foreign Taxes. Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by a Fund.

Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products. A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to one or more special tax rules (including mark-to-market, constructive sale, straddle, notional principal contract, wash sale, short sale and other rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of Fund securities. These rules could therefore affect the amount, timing and/or character of distributions to Fund shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Investments by a Fund in certain derivative instruments, a Fund’s hedging activities, and a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require a Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC.

Passive Foreign Investment Companies. Funds that invest in foreign securities may own shares (or be treated as owning shares) in certain foreign entities that are treated as “passive foreign investment companies” (“PFICs”), which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. Each Fund may also in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives distributions from the PFIC. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

REITs, REMICs, and TMPs. A Fund’s investment in equity securities of REITs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.

A Fund may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be generally allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See the section “Tax-Exempt Shareholders” for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income.

Tax-Exempt Shareholders. Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non U.S. Shareholders. Capital Gains Dividends generally will not be subject to withholding of U.S. federal income tax. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if the dividends are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of each Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Funds, however, do not intend to make such designations.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries regarding the application of these rules to their accounts.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business in the United States, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on Foreign Persons in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return. Each Fund may from time to time include its yield and total return information in advertisements or in information furnished to present or prospective shareholders.

The Funds’ yields and total returns will vary from time to time depending upon market conditions, the composition of the Funds’ portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund’s yield and total returns to yields and total returns published for other investment companies and other investment vehicles. Yield and total returns should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total returns may be higher or lower than past yields and total returns, and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that the NAV per share of each Fund may vary, just as yields for each Fund may vary. An investor’s focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor’s misunderstanding the total return he or she may derive from that Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights and the reports of the independent registered public accounting firm included in the Funds’ annual reports dated September 30, 2009 are incorporated herein by reference to such report. The Funds’ annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-633-3336, by writing to the Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 or by visiting the Funds’ website at www.loomissayles.com. The annual and semiannual reports are also available on line at the SEC’s website, at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Some of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Standard & Poor’s—A brief description of the applicable rating symbols of Standard & Poor’s and their meanings (as published by Standard & Poor’s) follows:

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment.

C

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example “SP-1+/A-1+”).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Ratings

Moody’s assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program’s relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

•	Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

•	Notes allowing for negative coupons, or negative principal;

•	Notes containing any provision that could obligate the investor to make any additional payments;

•	Notes containing provisions that subordinate the claim.

For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

For credit-linked securities, Moody’s policy is to “look through” to the credit risk of the underlying obligor. Moody’s policy with respect to non-credit linked obligations is to rate the issuer’s ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior most long-term rating of the issuer, its guarantor or support provider.

Fitch Investor Services, Inc. – A brief description of the applicable rating symbols of Fitch Investor Services, Inc. (“Fitch”) and their meanings (as published by Fitch) follows:

Credit Ratings

Fitch’s Ratings credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Long-Term Credit Ratings

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings web-site.

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

Substantial credit risk. Default is a real possibility.

CC

Very high levels of credit risk. Default of some kind appears probable.

C

Exceptionally high levels of credit risk. Default is imminent. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; and

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD

Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D

Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Short-Term Credit Ratings

Short-Term Ratings Assigned to Obligations in Corporate, Sovereign and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1

Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good short-term credit quality. Good intrinsic capacity for the timely payment of financial commitments.

F3

Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D

Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Standard Rating Actions

Affirmed

The rating has been reviewed and no change has been deemed necessary.

Confirmed

Due to an external request or change in terms, the rating has been reviewed for the change in terms, and no rating change has been deemed necessary as a result of the change in terms.

Downgrade

The rating has been lowered in the scale.

Paid-In-Full

This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

Rating Watch On

The issue or issuer has been placed on active Rating Watch status.

Revision Outlook

The Rating Outlook status has been changed.

Upgrade

The rating has been raised in the scale.

Withdrawn

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WR’.

Published

Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action is intended for use when a previously private rating is published.

NR

Fitch Ratings does not publicly rate the issuer or issue in question.

Registration Nos. 333-22931

811-08282

LOOMIS SAYLES FUNDS I

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)			Articles of Incorporation.

	(1)		The Registrant’s First Amended and Restated Agreement and Declaration of Trust dated June 22, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post-effective amendment (“PEA”) No. 29 to the initial registration statement (“Registration Statement”) filed on June 30, 2005.

(b)			By-Laws.

	(1)		The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(c)			Instruments Defining Rights of Security Holders.

Rights of shareholders as described in Article III, Section 4 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 29 to the Regulation Statement filed on June 30, 2005.

(d)			Investment Advisory Contracts.

	(1)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is incorporated by reference to exhibit (d)(4) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

	(2)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Institutional High Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

	(3)	(i)	Advisory Agreement dated October 30, 2000 between Registrant on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

		(ii)	Addendum dated February 13, 2001 to Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

		(iii)	Addendum dated July 1, 2005 to Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(3)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(4)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(7) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

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(5)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(9) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(ii)	Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(iii)	Addendum dated December 1, 2007 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5)(ii) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

(6)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(ii)	Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles incorporated by reference to exhibit (d)(6)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(iii)	Addendum dated July 1, 2007 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6)(ii) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

(7)		Advisory Agreement dated September 12, 2003 between the Registrant on behalf of Loomis Sayles Small Cap Value Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

(8)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(12) to PEA No. 22 to the Registrant Statement filed on November 28, 2003.

	(ii)	Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(8)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

(9)		Advisory Agreement dated April 1, 2004 between the Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(12) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

(10)		Advisory Agreement between dated July 1, 2005 between the Registrant, on behalf of Loomis Sayles Securitized Asset Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

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(e)			Underwriting Contracts.

	(1)		Distribution Agreement dated July 1, 2003 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P.) (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 20 filed on September 10, 2003.

	(2)		Distribution Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles Inflation Protected Securities Fund and Natixis Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(3)		Distribution Agreement dated April 1, 2004 between the Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

	(4)		Distribution Agreement dated July 1, 2005 between the Registrant, on behalf of Loomis Sayles Securitized Asset Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(5)		Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)			Bonus or Profit Sharing Contracts.

Not applicable.

(g)			Custodian Agreements.

	(1)		Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 31 to the Registration Statement filed on January 26, 2007.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

		(ii)	First Addendum dated November 1, 2005 to the Transfer Agency and Services Agreement is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

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	(iii)	Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 31 to the Registration Statement filed on January 26, 2007.

	(iv)	Amendment dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Boston Financial is incorporated by reference to exhibit (h)(1)(iv) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

	(v)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Boston Financial is incorporated by reference to exhibit (h)(1(v) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(2)	(i)	Administrative Services Agreement dated January 3, 2005, between the Registrant on behalf of each of its series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(i) to PEA No. 27 to the Registration Statement filed on January 28, 2005.

	(ii)	Letter Agreement dated June 27, 2005, to Administrative Services Agreement relating to the applicability of such agreement to the Loomis Sayles Securitized Asset Fund is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(iii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(iv)	Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

	(v)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(v) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

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(vi)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

(vii)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

(viii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(ix)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(x)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(xi)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xi) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(xii)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 35 to the Registration Statement filed on January 28, 2009.

(xiii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is filed herewith.

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	(3)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Hansberger International Series, Loomis Sayles Funds II and Registrant is filed herewith.

	(4)		Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2009 between Loomis Sayles and the Registrant on behalf of its series enumerated in such undertaking is incorporated by reference to exhibit (h)(4) to PEA No. 35 to the Registration Statement filed on January 28, 2009.

	(5)	(i)	Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series enumerated on Schedule B thereto, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(5) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

		(ii)	First Amendment dated December 20, 2005 to Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series enumerated on Schedule B thereto, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(5)(i) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

		(iii)	Second Amendment dated February 29, 2008 to Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series enumerated on Schedule B thereto, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Hansberger International Series and State Street is incorporated by reference to exhibit (h)(5)(ii) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(i)			Legal Opinion.

Opinion of Ropes & Gray LLP with respect to Loomis Sayles Securitized Asset Fund is incorporated by reference to exhibit (i) to PEA No. 29 to Registration Statement filed on June 30, 2005.

(j)			Other Opinions.

Consent of independent registered public accounting firm to be filed by amendment.

(k)			Omitted Financial Statements.

Not applicable.

(l)			Initial Capital Agreements.

Not applicable.

(m)			Rule 12b-1 Plans.

	(1)		Distribution Plan relating to Retail Class shares of Loomis Sayles Bond Fund is incorporated by reference to the exhibit (m)(2) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

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	(2)	Distribution Plan relating to Retail Class shares of Loomis Sayles Global Bond Fund is incorporated by reference to the exhibit (m)(3) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(3)	Distribution Plan relating to Retail Class shares of Loomis Sayles Small Cap Value Fund is incorporated by reference to the exhibit (m)(4) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(4)	Distribution Plan relating to Admin Class shares of Loomis Sayles Bond Fund is incorporated by reference to the exhibit (m)(5) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

	(5)	Distribution Plan relating to Admin Class shares of Loomis Sayles Small Cap Value Fund is incorporated by reference to the exhibit (m)(6) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

(n)		Rule 18f-3 Plan

	(1)	Registrant’s Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective May 1, 2009, is filed herewith.

(p)		Code of Ethics

	(1)	Code of Ethics for Registrant dated September 14, 2007 is incorporated by reference to exhibit (p)(1) to PEA No. 33 to the Registration Statement filed on January 29, 2008.

	(2)	Code of Ethics dated October 1, 2007, as amended April 1, 2009 for Natixis Advisors and Natixis Distributors is filed herewith.

	(3)	Code of Ethics dated January 14, 2000, as amended July 17, 2009 for Loomis Sayles is filed herewith.

(q)		Powers of Attorney

	(1)	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

	(2)	Powers of Attorney for Charles D. Baker and Cynthia L. Walker dated June 2, 2005 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(2) to PEA No. 29 to Registration Statement on July 1, 2005.

	(3)	Power of Attorney for Kenneth A. Drucker designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(4) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

	(4)	Power of Attorney dated June 4, 2009, effective July 1, 2009, for Wendell J. Knox is filed herewith.

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Item 29.	Persons Controlled by or under Common Control with the Fund.

The Registrant is not aware of any person controlled by or under common control with any of its series.

As of October 26, 2009, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended: *

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Bond Fund	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4151	39.34%
Loomis Sayles Global Bond Fund	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4151	31.34%
Loomis Sayles Inflation Protected Securities Fund	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4151	27.70%
Loomis Sayles Intermediate Duration Fixed Income Fund	Curry College 1071 Blue Hill Ave Milton, MA 02186-2395	48.28%
Loomis Sayles Securitized Asset Fund	Merrill Lynch Pierce Fenner & Smith Inc. For The Sole Benefit Of Its Customers 4800 Deer Lake Dr East- 2nd Fl Jacksonville, FL 32246-6484	60.00%
Loomis Sayles Small Cap Value Fund	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4151	26.94%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to “control” the Fund within the meaning of the 1940 Act.

As of October 26, 2009, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

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Item 30.	Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31.	Business and Other Connections of Investment Adviser

(a)	Loomis Sayles, the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170; IARD/CRD No. 105377).

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Item 32.	Principal Underwriter

(a)	Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust III

Natixis Funds Trust IV

Natixis Cash Management Trust

Loomis Sayles Funds II

Hansberger International Series

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	Executive Vice President

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds.	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Matthew Coldren	Executive Vice President	None

Mark Doyle	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Caren Leedom	Executive Vice President	None

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Peter Martin	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

Jeff Keselman	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

David Vallon	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

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Item 33.	Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

For all series of Registrant:

(i)	Loomis Sayles Funds I
399 Boylston Street
Boston, MA 02116

(ii)	Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

(iii)	Boston Financial Data Services
2 Heritage Drive, 4th Floor
North Quincy, MA 02171

(iv)	State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

(v)	Natixis Distributors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

(vi)	Natixis Asset Management Advisors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

Item 34.	Management Services

None.

Item 35.	Undertakings

(a)	The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

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LOOMIS SAYLES FUNDS I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of November, 2009.

LOOMIS SAYLES Funds I

By:	/s/ DAVID L. GIUNTA
David L. Giunta
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ DAVID L. GIUNTA David L. Giunta	Executive Vice President	November 23, 2009

/s/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	November 23, 2009

GRAHAM T. ALLISON, JR.* Graham T. Allison, Jr.	Trustee	November 23, 2009

CHARLES D. BAKER * Charles D. Baker	Trustee	November 23, 2009

EDWARD A. BENJAMIN * Edward A. Benjamin	Trustee	November 23, 2009

ROBERT J. BLANDING * Robert J. Blanding	President, Chief Executive Officer and Trustee	November 23, 2009

DANIEL M. CAIN * Daniel M. Cain	Trustee	November 23, 2009

KENNETH A. DRUCKER * Kenneth A. Drucker	Trustee	November 23, 2009

JOHN T. HAILER * John T. Hailer	Trustee	November 23, 2009

WENDELL J. KNOX * Wendell J. Knox	Trustee	November 23, 2009

SANDRA O. MOOSE * Sandra O. Moose	Trustee, Chairperson of the Board	November 23, 2009

CYNTHIA L. WALKER * Cynthia L. Walker	Trustee	November 23, 2009

*By:	/s/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/*****
November 23, 2009

**	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 26 to the Registration Statement filed on December 2, 2004.
***	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 29 to the Registration Statement filed on July 1, 2005.
****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 34 to the Registration Statement filed on December 3, 2008.
*****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 36 filed herewith.

Loomis Sayles Funds I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(e)(5)	Form of Dealer Agreement

(h)(2)(xiii)	11th Amendment to the Administrative Services Agreement dated July 27, 2009

(h)(3)	Reliance Agreement for Exchange Privileges dated June 30, 2009

(n)(1)	18f-3 Plan effective May 1, 2009

(p)(2)	Code of Ethics for Natixis Advisors and Natixis Distributors dated April 1, 2009

(p)(3)	Code of Ethics for Loomis Sayles dated July 17, 2009

(q)(4)	Power of Attorney for Wendell J. Knox dated June 6, 2009, effective July 1, 2009